UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07428

Voya Mutual Funds

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Diversified Emerging Markets Debt Fund

Voya Diversified International Fund

Voya Emerging Markets Equity Dividend Fund

Voya Global Bond Fund

Voya Global Equity Dividend Fund

Voya Global Perspectives® Fund

Voya Global Real Estate Fund

Voya Global Value Advantage Fund

Voya International Core Fund

Voya International Real Estate Fund

Voya Multi-Manager Emerging Markets Equity Fund

Voya Multi-Manager International Equity Fund

Voya Multi-Manager International Small Cap Fund

Voya Russia Fund

The schedules are not audited.

Voya Diversified Emerging Markets Debt Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: 92.9%
		Affiliated Investment Companies: 92.9%
	32,630	Voya Emerging Markets Corporate Debt Fund - Class P	$302,483	29.7
	39,149	Voya Emerging Markets Hard Currency Debt Fund - Class P	351,948	34.5
	42,606	Voya Emerging Markets Local Currency Debt Fund - Class P	292,276	28.7

		Total Mutual Funds
		(Cost $1,008,829)	946,707	92.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.2%
		Foreign Government Bonds: 1.0%
EUR	10,000	Poland Government International Bond, 3.625%, 02/01/16
		(Cost $10,916)	10,833	1.0

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.2%
	2,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.340%††
		(Cost $2,000)	2,000	0.2

		Total Short-Term Investments
		(Cost $12,916)	12,833	1.2

		Total Investments in Securities (Cost $1,021,745)	$959,540	94.1
		Assets in Excess of Other Liabilities	59,669	5.9
		Net Assets	$1,019,209	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of January 31, 2016.

EUR	EU Euro

Cost for federal income tax purposes is $1,026,248.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$–
Gross Unrealized Depreciation	(66,708)

Net Unrealized Depreciation	$(66,708)

Voya Diversified Emerging Markets Debt Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2016
Asset Table
Investments, at fair value
Mutual Funds	$946,707	$–	$–	$946,707
Short-Term Investments	2,000	10,833	–	12,833
Total Investments, at fair value	$948,707	$10,833	$–	$959,540
Other Financial Instruments+
Forward Foreign Currency Contracts	–	552	–	552
Total Assets	$948,707	$11,385	$–	$960,092
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(734)	$–	$(734)
Total Liabilities	$–	$(734)	$–	$(734)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended January 31, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 10/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 1/31/16	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund - Class P	$316,533	$31,647	$(37,761)	$(7,936)	$302,483	$3,647	$(1,761)	$-
Voya Emerging Markets Hard Currency Debt Fund - Class P	441,769	16,663	(97,593)	(8,891)	351,948	4,663	(993)	-
Voya Emerging Markets Local Currency Debt Fund - Class P	253,883	48,600	-	(10,207)	292,276	-	-	-
	$1,012,185	$96,910	$(135,354)	$(27,034)	$946,707	$8,310	$(2,754)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At January 31, 2016, the following forward foreign currency contracts were outstanding for Voya Diversified Emerging Markets Debt Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Citigroup, Inc.	Colombian Peso	5,499,560	Buy	03/11/16	$1,641	$1,669	$28
Morgan Stanley	Hungarian Forint	54,631	Buy	03/11/16	190	191	1
Morgan Stanley	Peruvian Nuevo Sol	4,786	Buy	03/11/16	1,400	1,372	(28)
Morgan Stanley	Polish Zloty	4,176	Buy	03/11/16	1,052	1,022	(30)
							$(29)

Barclays Bank PLC	Turkish Lira	57,119	Sell	03/11/16	$18,835	$19,124	$(289)
Barclays Bank PLC	Indonesian Rupiah	284,256,000	Sell	04/22/16	20,070	20,457	(387)
Goldman Sachs & Co.	EU Euro	10,080	Sell	02/26/16	11,000	10,926	74
JPMorgan Chase & Co.	Russian Ruble	627,550	Sell	03/11/16	8,683	8,234	449
							$(153)

Voya Diversified Emerging Markets Debt Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of January 31, 2016 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$552
Total Asset Derivatives		$552

Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$734
Total Liability Derivatives		$734

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at January 31, 2016:

	Barclays Bank PLC	Citigroup, Inc.	Goldman Sachs & Co.	JPMorgan Chase & Co.	Morgan Stanley	Totals
Assets:
Forward foreign currency contracts	$-	$28	$74	$449	$1	$552
Total Assets	$-	$28	$74	$449	$1	$552

Liabilities:
Forward foreign currency contracts	$676	$-	$-	$-	$58	$734
Total Liabilities	$676	$-	$-	$-	$58	$734

Net OTC derivative instruments by counterparty, at fair value	$(676)	$28	$74	$449	$(57)	$(182)

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-	$-	$-	$-

Net Exposure(1)	$(676)	$28	$74	$449	$(57)	$(182)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Voya Diversified International Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 13.7%
120,600	iShares MSCI EAFE Index Fund	$6,690,888	13.7

	Total Exchange-Traded Funds (Cost $7,711,206)	6,690,888	13.7

MUTUAL FUNDS: 86.3%
	Affiliated Investment Companies: 86.3%
1,501,814	Voya International Core Fund - Class I	12,765,422	26.3
594,621	Voya Multi-Manager Emerging Markets Equity Fund - Class I	4,834,266	9.9
2,247,179	Voya Multi-Manager International Equity Fund - Class I	21,887,522	45.0
55,325	Voya Multi-Manager International Small Cap Fund - Class I	2,492,942	5.1

	Total Mutual Funds (Cost $41,978,944)	41,980,152	86.3

	Total Investments in Securities (Cost $49,690,150)	$48,671,040	100.0
	Liabilities in Excess of Other Assets	(17,286)	–
	Net Assets	$48,653,754	100.0

Cost for federal income tax purposes is $50,638,215.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$1,745,921
Gross Unrealized Depreciation	(3,713,096)

Net Unrealized Depreciation	$(1,967,175)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$6,690,888	$–	$–	$6,690,888
Mutual Funds	41,980,152	–	–	41,980,152
Total Investments, at fair value	$48,671,040	$–	$–	$48,671,040

Voya Diversified International Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended January 31, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 10/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 1/31/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya International Core Fund - Class I	$15,037,336	$622,091	$(1,215,202)	$(1,678,803)	$12,765,422	$156,964	$22,409	$213,919
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5,783,569	103,569	(348,608)	(704,264)	4,834,266	80,767	(39,205)	-
Voya Multi-Manager International Equity Fund - Class I	25,203,551	642,075	(1,387,831)	(2,570,273)	21,887,522	310,787	4,482	228,679
Voya Multi-Manager International Small Cap Fund - Class I	2,814,173	44,554	(90,965)	(274,820)	2,492,942	33,153	63,736	-
	$48,838,629	$1,412,289	$(3,042,606)	$(5,228,160)	$41,980,152	$581,671	$51,422	$442,598

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Emerging Markets Equity Dividend Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 93.3%
		Brazil: 4.4%
33,758		BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	$86,594	0.8
24,275		Cia Energetica de Minas Gerais ADR	35,927	0.3
23,874		Cia Hering	77,236	0.7
55,537		Duratex SA	73,590	0.7
13,791		Totvs S.A.	111,713	1.0
11,203		Tractebel Energia S.A.	94,782	0.9
			479,842	4.4

		Chile: 2.6%
8,205		Banco Santander Chile ADR	141,864	1.3
11,453		Enersis SA ADR	135,031	1.3
			276,895	2.6

		China: 26.8%
24,000		Beijing Enterprises Holdings Ltd.	119,830	1.1
43,500		BOC Hong Kong Holdings Ltd.	115,802	1.1
360,000		China BlueChemical Ltd.	75,660	0.7
450,960		China Construction Bank	275,309	2.5
71,000		China Life Insurance Co., Ltd.	172,137	1.6
16,000		China Mobile Ltd.	175,747	1.6
56,000		China Overseas Land & Investment Ltd.	163,610	1.5
280,600		China Petroleum & Chemical Corp.	158,522	1.5
6,000		China Resources Cement Holdings Ltd.	1,454	0.0
68,000		China Resources Land Ltd.	168,054	1.5
64,000		China Resources Power Holdings Co.	108,868	1.0
112,000		China Unicom Hong Kong Ltd.	124,086	1.1
117,921	@	COSCO Pacific Ltd.	133,845	1.2
373,821		Datang International Power Generation Co., Ltd.	99,868	0.9
15,500		Hengan International Group Co., Ltd.	138,848	1.3
498,132		Industrial & Commercial Bank of China	259,248	2.4
76,000		Jiangsu Expressway Co. Ltd.	91,445	0.8
94,000		Lenovo Group Ltd.	84,378	0.8
336,000		Parkson Retail Group Ltd.	38,728	0.4
184,000		PetroChina Co., Ltd.	113,986	1.0
147,000	@	Real Gold Mining Ltd.	23,616	0.2
62,000		Shanghai Industrial Holdings Ltd.	136,038	1.3
72,243		Shanghai Pharmaceuticals Holding Co. Ltd.	139,956	1.3
			2,919,035	26.8

		Czech Republic: 1.2%
640		Komercni Banka AS	134,586	1.2

		Egypt: 0.3%
32,857	@	Global Telecom Holding GDR	37,129	0.3

		Hong Kong: 1.6%
23,465		AIA Group Ltd.	130,453	1.2
1,980,000		Emperor Watch & Jewellery Ltd.	40,156	0.4
			170,609	1.6

		India: 9.9%
29,049		Coal India Ltd.	137,496	1.3
16,487		GAIL India Ltd.	89,956	0.8
8,423		HCL Technologies Ltd.	108,058	1.0
3,650		Hero Motocorp Ltd.	138,640	1.3
11,342		ICICI Bank Ltd. ADR	75,424	0.7
27,099		ITC Ltd.	128,497	1.2
64,718		NTPC Ltd.	136,553	1.2
45,535		Punjab National Bank	61,892	0.6
7,905		Reliance Industries Ltd.	121,247	1.1
21,948		Tata Steel Ltd.	81,532	0.7
			1,079,295	9.9

		Indonesia: 1.3%
307,700		Indofood Sukses Makmur Tbk PT	140,009	1.3

		Macau: 1.3%
40,575		Sands China Ltd.	141,718	1.3

		Malaysia: 3.0%
89,589		Berjaya Sports Toto BHD	67,488	0.6
160,200		IJM Corp. Bhd	133,409	1.2
59,500		Malayan Banking BHD	123,233	1.2
			324,130	3.0

		Mexico: 2.5%
110,476		Grupo Financiero Santander Mexico SAB de CV	170,547	1.6
41,962		Kimberly-Clark de Mexico SA de CV	100,152	0.9
			270,699	2.5

		Panama: 0.7%
1,701		Copa Holdings S.A.	80,117	0.7

		Poland: 2.6%
5,570		PKP Cargo SA	66,847	0.6
15,470		Powszechny Zaklad Ubezpieczen SA	123,264	1.1

Voya Emerging Markets Equity Dividend Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Poland: (continued)
59,579	@	Orange Polska SA	$94,800	0.9
			284,911	2.6

		Russia: 3.3%
26,070		Gazprom PAO ADR	93,591	0.9
1,935	@	Lukoil OAO	66,087	0.6
2,391		Lukoil PJSC ADR	81,103	0.7
37,543	@	Mobile Telesystems OJSC	112,834	1.1
			353,615	3.3

		Singapore: 1.3%
115,600		First Resources Ltd.	142,394	1.3

		South Africa: 7.0%
8,013		Barclays Africa Group Ltd.	73,091	0.7
19,360		Foschini Group Ltd.	151,088	1.4
76,889		Growthpoint Properties Ltd.	110,876	1.0
20,019		MTN Group Ltd.	176,906	1.6
60,852		PPC Ltd.	50,454	0.5
10,700		Shoprite Holdings Ltd.	98,802	0.9
13,632		Standard Bank Group Ltd.	97,060	0.9
			758,277	7.0

		South Korea: 12.2%
3,712	@	Hite Jinro Co. Ltd.	92,670	0.9
4,912		Hyundai Marine & Fire Insurance Co., Ltd.	132,991	1.2
4,899		KB Financial Group, Inc.	125,316	1.2
5,822		KT Corp.	134,234	1.2
4,405		LG Display Co., Ltd.	80,961	0.7
468		POSCO	70,148	0.7
477		Samsung Electronics Co., Ltd.	461,475	4.2
4,167		Shinhan Financial Group Co., Ltd.	134,689	1.2
870		SK Innovation Co. Ltd.	96,147	0.9
			1,328,631	12.2

		Taiwan: 10.1%
13,000		Catcher Technology Co., Ltd.	96,724	0.9
113,000		Cathay Financial Holding Co., Ltd.	123,410	1.1
258,760		CTBC Financial Holding Co. Ltd.	121,538	1.1
14,000		Phison Electronics Corp.	101,853	1.0
55,000		Quanta Computer, Inc.	87,667	0.8
113,017		Taiwan Semiconductor Manufacturing Co., Ltd.	486,643	4.5
38,000		TPK Holding Co. Ltd.	78,574	0.7
			1,096,409	10.1
		Turkey: 1.2%
143,808	@	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	125,943	1.2

	Total Common Stock (Cost $13,594,507)		10,144,244	93.3

PREFERRED STOCK: 4.9%
		Brazil: 3.1%
33,720		Gerdau SA	30,349	0.3
13,510		Itau Unibanco Holding S.A.	84,273	0.8
122,437		Randon SA Implementos e Participacoes	67,344	0.6
15,203		Telefonica Brasil SA	132,121	1.2
15,229		Vale SA	27,566	0.2
			341,653	3.1

		South Korea: 1.8%
784		Hyundai Motor Co.	63,872	0.6
1,590		Hyundai Motor Co.- Series 2	135,006	1.2
			198,878	1.8

	Total Preferred Stock (Cost $1,178,410)		540,531	4.9

	Total Investments in Securities (Cost $14,772,917)		$10,684,775	98.2
	Assets in Excess of Other Liabilities		191,193	1.8
	Net Assets		$10,875,968	100.0

@	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Cost for federal income tax purposes is $14,893,144.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$240,055
Gross Unrealized Depreciation	(4,448,424)

Net Unrealized Depreciation	$(4,208,369)

Sector Diversification	Percentage of Net Assets
Financials	30.7%
Information Technology	15.6
Telecommunication Services	9.0
Energy	8.0
Consumer Discretionary	7.9
Consumer Staples	7.8
Industrials	7.5
Utilities	6.4
Materials	4.0
Health Care	1.3
Assets in Excess of Other Liabilities	1.8
Net Assets	100.0%

Voya Emerging Markets Equity Dividend Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2016
Asset Table
Investments, at fair value
Common Stock
Brazil	$479,842	$–	$–	$479,842
Chile	276,895	–	–	276,895
China	–	2,895,419	23,616	2,919,035
Czech Republic	–	134,586	–	134,586
Egypt	37,129	–	–	37,129
Hong Kong	–	170,609	–	170,609
India	75,424	1,003,871	–	1,079,295
Indonesia	–	140,009	–	140,009
Macau	–	141,718	–	141,718
Malaysia	67,488	256,642	–	324,130
Mexico	270,699	–	–	270,699
Panama	80,117	–	–	80,117
Poland	–	284,911	–	284,911
Russia	174,694	178,921	–	353,615
Singapore	–	142,394	–	142,394
South Africa	–	758,277	–	758,277
South Korea	–	1,328,631	–	1,328,631
Taiwan	–	1,096,409	–	1,096,409
Turkey	–	125,943	–	125,943
Total Common Stock	1,462,288	8,658,340	23,616	10,144,244
Preferred Stock	341,653	198,878	–	540,531
Total Investments, at fair value	$1,803,941	$8,857,218	$23,616	$10,684,775

(1)	For the period ended January 31, 2016, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At January 31, 2016, securities valued at $66,679 were transferred from Level 2 to Level 1 within the fair value hierarchy. In addition, securities valued at $181,164 were transferred from Level 3 to Level 2 due unobservable inputs becoming available.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 27.1%
		Australia: 0.1%
694,000		BHP Billiton Finance USA Ltd., 5.000%, 09/30/43	$622,247	0.1

		Bermuda: 0.1%
322,000	#	Digicel Ltd., 6.750%, 03/01/23	278,530	0.1

		Canada: 0.2%
703,000		Goldcorp, Inc., 3.700%, 03/15/23	641,883	0.2

		Cayman Islands: 0.2%
1,078,000		Alibaba Group Holding Ltd, 3.600%, 11/28/24	1,042,797	0.2

		Chile: 0.1%
500,000	#	Corp Nacional del Cobre de Chile, 4.500%, 09/16/25	480,356	0.1

		Colombia: 0.3%
1,500,000	#	Colombia Telecomunicaciones SA ESP, 5.375%, 09/27/22	1,331,250	0.3

		France: 1.0%
903,000		BPCE SA, 2.500%, 12/10/18	917,817	0.2
942,000	#	BPCE SA, 5.150%, 07/21/24	945,474	0.2
764,000	#	Electricite de France SA, 2.350%, 10/13/20	765,495	0.2
1,250,000	#	Numericable Group SA, 6.000%, 05/15/22	1,237,500	0.3
644,000	#	Societe Generale SA, 5.625%, 11/24/45	599,440	0.1
			4,465,726	1.0

		Germany: 0.2%
1,074,000		Deutsche Bank AG/London, 1.875%, 02/13/18	1,060,368	0.2

		Guernsey: 0.2%
978,000		Credit Suisse Group Funding Guernsey Ltd., 2.750%, 03/26/20	971,911	0.2

		India: 0.4%
1,300,000	#	ICICI Bank Ltd./Dubai, 4.700%, 02/21/18	1,356,606	0.3
492,000	#	Reliance Industries Ltd., 5.875%, 12/31/49	479,380	0.1
			1,835,986	0.4

		Ireland: 0.4%
1,207,000	#	GE Capital International Funding Co., 2.342%, 11/15/20	1,212,502	0.3
541,000	#	GE Capital International Funding Co., 4.418%, 11/15/35	557,132	0.1
			1,769,634	0.4

		Italy: 0.2%
1,016,000		Intesa Sanpaolo SpA, 3.875%, 01/15/19	1,045,797	0.2

		Jamaica: 0.1%
243,000		Digicel Ltd., 6.000%, 04/15/21	212,929	0.1

		Japan: 0.6%
1,138,000	#	Bank of Tokyo-Mitsubishi UFJ Ltd., 2.300%, 03/05/20	1,140,932	0.3
255,000	#	Mizuho Bank Ltd., 3.200%, 03/26/25	258,234	0.1
1,120,000	#	SoftBank Group Corp., 4.500%, 04/15/20	1,117,894	0.2
			2,517,060	0.6

		Luxembourg: 0.6%
1,000,000		Actavis Funding SCS, 2.350%, 03/12/18	1,004,942	0.2
513,000		Ingersoll-Rand Luxembourg Finance SA, 3.550%, 11/01/24	509,389	0.1
1,215,000		Intelsat Jackson Holdings SA, 7.250%, 10/15/20	1,050,975	0.3
			2,565,306	0.6

		Mexico: 0.4%
567,000	#	Cemex SAB de CV, 6.125%, 05/05/25	486,741	0.1
1,175,000	#	Mexichem SAB de CV, 4.875%, 09/19/22	1,172,063	0.2
289,000	#	Nemak SA de CV, 5.500%, 02/28/23	289,000	0.1
			1,947,804	0.4

		Netherlands: 1.0%
575,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	587,937	0.1
672,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.500%, 01/11/21	739,775	0.2
200,000		Lukoil International Finance BV, 4.563%, 04/24/23	182,225	0.0
750,000	#	NXP BV / NXP Funding LLC, 5.750%, 02/15/21	779,063	0.2
780,000	#,&	Schaeffler Holding Finance BV, 6.875%, 08/15/18	803,400	0.2
573,000		Shell International Finance BV, 1.625%, 11/10/18	565,133	0.1
1,027,000		Shell International Finance BV, 3.250%, 05/11/25	984,397	0.2
			4,641,930	1.0

		Norway: 0.1%
565,000		Statoil ASA, 2.450%, 01/17/23	525,475	0.1

		Russia: 0.7%
1,400,000		EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd., 5.125%, 12/12/17	1,407,503	0.3

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Russia: (continued)
400,000	#	Gazprom OAO Via Gaz Capital SA, 5.999%, 01/23/21	$400,056	0.1
500,000		Metalloinvest Finance Ltd., 6.500%, 07/21/16	504,770	0.1
1,000,000		MMC Norilsk Nickel OJSC via MMC Finance Ltd., 5.550%, 10/28/20	1,005,105	0.2
			3,317,434	0.7

		Sweden: 0.4%
984,000	#	Nordea Bank AB, 5.500%, 09/29/49	947,100	0.2
930,000	#	Swedbank AB, 2.200%, 03/04/20	931,058	0.2
			1,878,158	0.4

		Switzerland: 0.6%
1,635,000	#	Credit Suisse AG, 6.500%, 08/08/23	1,741,738	0.4
893,000		UBS AG/Stamford CT, 7.625%, 08/17/22	1,012,232	0.2
			2,753,970	0.6

		United Arab Emirates: 0.3%
1,080,000	#	Abu Dhabi National Energy Co., 5.875%, 12/13/21	1,171,260	0.3

		United Kingdom: 0.7%
1,457,000		Abbey National Treasury Services PLC/United Kingdom, 2.375%, 03/16/20	1,468,404	0.3
478,000		Aon PLC, 2.800%, 03/15/21	483,558	0.1
461,000		AstraZeneca PLC, 2.375%, 11/16/20	462,745	0.1
527,000	#	Barclays Bank PLC, 6.050%, 12/04/17	562,430	0.2
			2,977,137	0.7

		United States: 18.2%
741,000		21st Century Fox America, Inc., 5.400%, 10/01/43	745,436	0.2
774,000		21st Century Fox America, Inc., 6.900%, 03/01/19	881,762	0.2
1,018,000		AbbVie, Inc., 2.500%, 05/14/20	1,012,191	0.2
630,000	#	Activision Blizzard, Inc., 5.625%, 09/15/21	663,075	0.1
140,000		Albemarle Corp., 3.000%, 12/01/19	139,124	0.0
750,000	#	Alliance Data Systems Corp., 5.375%, 08/01/22	712,500	0.2
1,257,000		Amsurg Corp., 5.625%, 07/15/22	1,267,842	0.3
735,000		Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/21	740,479	0.2
1,135,000		Anheuser-Busch InBev Finance, Inc., 3.300%, 02/01/23	1,155,091	0.3
385,000		Antero Resources Corp., 5.375%, 11/01/21	328,212	0.1
2,656,000		Apple, Inc., 3.200%, 05/13/25	2,701,415	0.6
487,000		AT&T, Inc., 3.000%, 06/30/22	478,791	0.1
970,000		AT&T, Inc., 5.350%, 09/01/40	930,231	0.2
427,000		AT&T, INC., 3.600%, 02/17/23	426,680	0.1
875,000	#	Audatex North America, Inc., 6.000%, 06/15/21	884,844	0.2
682,000		Bank of America Corp., 3.300%, 01/11/23	672,716	0.1
750,000		Bank of America Corp., 4.100%, 07/24/23	772,787	0.2
466,000		Bank of America Corp., 4.000%, 04/01/24	475,618	0.1
125,000	#	Building Materials Corp. of America, 6.000%, 10/15/25	128,437	0.0
940,000	#	Calpine Corp., 6.000%, 01/15/22	981,125	0.2
875,000		CBRE Services, Inc., 5.250%, 03/15/25	905,768	0.2
393,000		CBS Corp., 3.700%, 08/15/24	386,277	0.1
1,248,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 02/15/23	1,248,000	0.3
778,000	#	CCO Safari II LLC, 4.464%, 07/23/22	780,395	0.2
1,170,000		Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 06/01/24	1,190,475	0.3
1,015,000		Celgene Corp., 4.000%, 08/15/23	1,056,022	0.2
490,000		Chevron Corp., 2.419%, 11/17/20	489,134	0.1
573,000		Citigroup, Inc., 4.000%, 08/05/24	568,945	0.1
724,000		Citigroup, Inc., 5.500%, 09/13/25	778,486	0.2
1,138,000		Citizens Bank NA/Providence RI, 2.450%, 12/04/19	1,139,475	0.2
408,000		ConocoPhillips Co., 4.300%, 11/15/44	306,907	0.1
910,000	#	COX Communications, Inc., 2.950%, 06/30/23	819,773	0.2
1,283,000		CVS Health Corp., 2.800%, 07/20/20	1,306,508	0.3
1,419,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.150%, 03/15/42	1,292,350	0.3
600,000		Discover Bank/Greenwood DE, 2.000%, 02/21/18	594,969	0.1
624,000		Discover Bank/Greenwood DE, 7.000%, 04/15/20	715,399	0.2
560,000		DISH DBS Corp., 4.250%, 04/01/18	564,900	0.1
500,000		DPL, Inc., 6.500%, 10/15/16	512,500	0.1
487,000		Eastman Chemical Co., 2.700%, 01/15/20	474,535	0.1
118,000		Emerson Electric Co., 2.625%, 12/01/21	120,063	0.0

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
1,119,000		Energy Transfer Partners L.P., 4.900%, 02/01/24	$952,668	0.2
211,000		Energy Transfer Partners L.P., 9.700%, 03/15/19	228,262	0.0
1,844,000		Entergy Corp., 5.125%, 09/15/20	2,007,144	0.4
597,000		Enterprise Products Operating LLC, 6.450%, 09/01/40	580,452	0.1
557,000		Fifth Third Bancorp, 8.250%, 03/01/38	804,474	0.2
1,128,000		FirstEnergy Corp., 4.250%, 03/15/23	1,156,113	0.3
500,000		Ford Motor Credit Co. LLC, 5.000%, 05/15/18	524,371	0.1
400,000		Ford Motor Credit Co. LLC, 8.125%, 01/15/20	468,025	0.1
600,000	#	Fresenius Medical Care US Finance II, Inc., 5.625%, 07/31/19	651,750	0.1
432,000		General Electric Capital Corp., 4.375%, 09/16/20	475,452	0.1
135,000		General Electric Capital Corp., 6.750%, 03/15/32	177,549	0.0
366,000		General Motors Financial Co., Inc., 4.300%, 07/13/25	349,178	0.1
482,000	#	Glencore Funding LLC, 2.500%, 01/15/19	367,771	0.1
1,340,000		Goldman Sachs Group, Inc., 5.250%, 07/27/21	1,488,694	0.3
1,024,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	1,304,941	0.3
530,000		HCA, Inc., 5.250%, 04/15/25	544,575	0.1
786,000	#	Kraft Heinz Foods Co., 3.950%, 07/15/25	807,426	0.2
408,000	#	Hewlett Packard Enterprise Co., 2.450%, 10/05/17	408,880	0.1
307,000	#	Hewlett Packard Enterprise Co., 2.850%, 10/05/18	307,076	0.1
873,000		Huntington National Bank, 2.200%, 11/06/18	875,092	0.2
694,000		Huntington Bancshares, Inc./OH, 2.600%, 08/02/18	702,564	0.2
715,000		Huntsman International LLC, 4.875%, 11/15/20	638,137	0.1
367,000		Indiana Michigan Power Co., 7.000%, 03/15/19	419,642	0.1
1,025,000	#	JBS USA LLC / JBS USA Finance, Inc., 5.875%, 07/15/24	830,250	0.2
624,000		JM Smucker Co., 3.000%, 03/15/22	631,860	0.1
782,000		JPMorgan Chase & Co., 6.000%, 12/29/49	782,489	0.2
336,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/24	284,153	0.1
500,000	#	Kinder Morgan Finance Co. LLC, 6.000%, 01/15/18	507,865	0.1
244,000		Kohls Corp., 4.750%, 12/15/23	247,080	0.1
500,000		Lennar Corp., 4.125%, 12/01/18	507,500	0.1
461,000		Lockheed Martin Corp., 3.100%, 01/15/23	469,298	0.1
582,000		Medtronic, Inc., 3.150%, 03/15/22	601,749	0.1
610,000		Medtronic, Inc., 3.500%, 03/15/25	627,245	0.1
396,000		Metropolitan Edison Co., 7.700%, 01/15/19	445,728	0.1
1,138,000		Microsoft Corp., 2.000%, 11/03/20	1,149,964	0.3
669,000		Morgan Stanley, 3.750%, 02/25/23	685,826	0.1
1,112,000		Morgan Stanley, 4.100%, 05/22/23	1,127,723	0.2
370,000		MPT Operating Partnership L.P./MPT Finance Corp., 6.375%, 02/15/22	376,937	0.1
1,839,000		Mylan, Inc., 2.600%, 06/24/18	1,819,139	0.4
500,000		Netflix, Inc., 5.750%, 03/01/24	516,250	0.1
744,000		Newell Rubbermaid, Inc., 2.875%, 12/01/19	729,389	0.2
683,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	691,375	0.1
1,000,000		Nielsen Finance LLC / Nielsen Finance Co., 4.500%, 10/01/20	1,018,130	0.2
744,000		Oracle Corp., 2.950%, 05/15/25	729,165	0.2
205,000	#	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/23	201,541	0.0
884,000		Philip Morris International, Inc., 4.250%, 11/10/44	865,770	0.2
423,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/23	338,970	0.1
495,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 5.500%, 04/15/23	417,037	0.1
750,000		Rent-A-Center, Inc., 6.625%, 11/15/20	626,250	0.1
500,000		Reynolds American, Inc., 6.150%, 09/15/43	571,692	0.1
665,000	#	Sable International Finance Ltd., 8.750%, 02/01/20	698,250	0.2
585,000		Sabra Health Care L.P. / Sabra Capital Corp., 5.500%, 02/01/21	598,162	0.1
750,000	#	Sanmina Corp., 4.375%, 06/01/19	755,625	0.2
197,000		Scripps Networks Interactive, Inc., 2.750%, 11/15/19	195,437	0.0
749,000	#	Sirius XM Radio, Inc., 5.875%, 10/01/20	782,705	0.2

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United States: (continued)
407,000		Southwestern Electric Power Co., 5.550%, 01/15/17	$422,312	0.1
1,025,000		Starz LLC / Starz Finance Corp., 5.000%, 09/15/19	1,048,062	0.2
197,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	165,831	0.0
671,000		Synchrony Financial, 4.250%, 08/15/24	666,147	0.1
802,000		TEGNA, Inc., 5.125%, 07/15/20	832,075	0.2
786,000		TEGNA, Inc., 6.375%, 10/15/23	831,195	0.2
1,085,000		Tenet Healthcare Corp., 6.000%, 10/01/20	1,155,525	0.3
765,000		Time Warner Cable, Inc., 5.875%, 11/15/40	703,273	0.2
1,216,000		Time Warner, Inc., 6.500%, 11/15/36	1,345,049	0.3
790,000		T-Mobile USA, Inc., 6.625%, 04/01/23	811,725	0.2
720,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	709,200	0.2
518,000		Verizon Communications, Inc., 5.012%, 08/21/54	462,359	0.1
518,000		Verizon Communications, Inc., 6.550%, 09/15/43	602,336	0.1
1,000,000		Visa, Inc., 3.150%, 12/14/25	1,018,181	0.2
858,000		Wells Fargo & Co., 2.550%, 12/07/20	862,012	0.2
883,000		Wells Fargo & Co., 4.100%, 06/03/26	897,329	0.2
1,170,000	#	West Corp., 5.375%, 07/15/22	990,113	0.2
520,000		Williams Partners L.P. / ACMP Finance Corp., 6.125%, 07/15/22	424,608	0.1
419,000		Xerox Corp., 2.750%, 09/01/20	395,397	0.1
			82,762,756	18.2

	Total Corporate Bonds/Notes
	(Cost $123,223,344)		122,817,704	27.1

COLLATERALIZED MORTGAGE OBLIGATIONS: 14.5%
		United States: 14.5%
1,258,295		Adjustable Rate Mortgage Trust 2006-2, 2.846%, 05/25/36	1,173,101	0.3
830,478		Alternative Loan Trust 2005-51 3A2A, 1.575%, 11/20/35	708,134	0.2
221,321		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/36	189,533	0.0
371,276		Alternative Loan Trust 2007-21CB, 0.827%, 09/25/37	234,480	0.1
374,666		Alternative Loan Trust 2007-23CB, 0.927%, 09/25/37	237,373	0.1
843,705		American Home Mortgage Assets Trust 2006-3 2A11, 1.225%, 10/25/46	604,466	0.1
519,505		Banc of America Alternative Loan Trust 2004-1 4A1, 4.750%, 02/25/19	522,026	0.1
1,420,000		Banc of America Commercial Mortgage Trust 2007-3 AJ, 5.742%, 06/10/49	1,419,368	0.3
1,190,000		Banc of America Commercial Mortgage Trust 2007-3 B, 5.742%, 06/10/49	1,181,841	0.3
950,000		Banc of America Commercial Mortgage Trust 2007-4 AJ, 6.000%, 02/10/51	962,180	0.2
374,217	#	Banc of America Merrill Lynch Commercial Mortgage, Inc. 2004-4 G, 5.582%, 07/10/42	374,817	0.1
317,673		Banc of America Mortgage 2005-J Trust 2A4, 2.954%, 11/25/35	294,985	0.1
14,200,000	#,^	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/33	723,869	0.2
1,280,626		Bear Stearns ALT-A Trust 2005-10 22A1, 2.659%, 01/25/36	1,086,769	0.2
126,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 L, 5.405%, 01/12/41	130,766	0.0
126,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 M, 5.405%, 01/12/41	129,778	0.0
127,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 N, 5.405%, 01/12/41	127,458	0.0
260,000	#	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 E, 5.822%, 04/12/38	264,934	0.1
535,000		Bear Stearns Commercial Mortgage Securities Trust 2007-PWR17 AJ, 6.080%, 06/11/50	529,236	0.1
837,674	#	Beckman Coulter, Inc. 2000-A A, 7.498%, 12/15/18	886,259	0.2
295,000		CD 2007-CD5 Mortgage Trust C, 6.323%, 11/15/44	303,137	0.1
783,938		ChaseFlex Trust Series 2006-2 A3, 5.025%, 09/25/36	683,977	0.1
430,000	#	Citigroup Commercial Mortgage Trust 2012-GC8 D, 5.039%, 09/10/45	396,957	0.1
982,680		CitiMortgage Alternative Loan Trust Series 2006-A3 1A7, 6.000%, 07/25/36	887,516	0.2

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
1,140,000	#	COMM 2004-LNB2 H Mortgage Trust H, 6.067%, 03/10/39	$1,243,801	0.3
18,785,227	#,^	COMM 2012 - LTRT XA Mortgage Trust, 1.056%, 10/05/30	944,754	0.2
6,203,478	^	COMM 2012-CCRE1 XA Mortgage Trust, 2.257%, 05/15/45	533,425	0.1
5,705,717	^	COMM 2013-LC6 XA Mortgage Trust, 1.882%, 01/10/46	386,876	0.1
7,661,835	^	COMM 2014-CCRE17 XA Mortgage Trust, 1.349%, 05/10/47	484,572	0.1
450,521	^	COMM 2014-LC15 XA Mortgage Trust, 1.557%, 04/10/47	31,114	0.0
850,000	#	Commercial Mortgage Trust 2004-GG1 F, 6.250%, 06/10/36	862,603	0.2
171,917		Countrywide Alternative Loan Trust 2005-53T2 2A6, 0.927%, 11/25/35	108,654	0.0
628,000	#	Credit Suisse Commercial Mortgage Trust Series 2006-K1 K, 5.415%, 02/25/21	629,884	0.1
43,749	#	Credit Suisse First Boston Mortgage Securities Corp. 2003-C4 J, 5.322%, 08/15/36	43,715	0.0
170,000		Credit Suisse First Boston Mortgage Securities Corp. 2005-C3 C, 4.952%, 07/15/37	169,574	0.0
602,814	#	Credit Suisse Mortgage Capital Certificates 2009-3R 30A1, 2.380%, 07/27/37	604,196	0.1
660,000	#	CSMC Series 2009-RR3 A5A, 5.342%, 12/15/43	672,181	0.1
5,192,963	#,^	DBUBS 2011-LC1 XA Mortgage Trust, 1.285%, 11/10/46	134,153	0.0
550,000		Fannie Mae Connecticut Avenue Securities 2014-C03 2M2, 3.327%, 07/25/24	483,969	0.1
3,130,000		Fannie Mae Connecticut Avenue Securities 2014-CO4 M2, 5.327%, 11/25/24	3,043,628	0.7
17,032,343	^	Freddie Mac Series K704 X1, 2.120%, 08/25/18	701,751	0.2
1,900,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN4 M3, 4.977%, 10/25/24	1,830,905	0.4
560,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ3 M3, 5.177%, 10/25/24	542,351	0.1
320,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DN1 M3, 4.577%, 01/25/25	309,779	0.1
300,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M2, 2.627%, 03/25/25	299,489	0.1
370,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M3, 4.227%, 03/25/25	344,717	0.1
49,445	#	GE Capital Commercial Mortgage Series 2005-C2, 5.647%, 05/10/43	49,374	0.0
628,498		GreenPoint Mortgage Funding Trust 2006-AR3 4A1, 0.637%, 04/25/36	473,830	0.1
790,000		GS Mortgage Securities Trust 2006-GG6 D, 5.856%, 04/10/38	789,028	0.2
220,000		GS Mortgage Securities Trust 2006-GG6, 5.856%, 04/10/38	219,737	0.0
450,000	#	GS Mortgage Securities Trust 2010-C2, 4.548%, 12/10/43	400,841	0.1
1,705,510		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 0.637%, 04/25/46	1,320,329	0.3
570,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-CB8 K, 4.733%, 01/12/39	550,911	0.1
5,790,000	#,^	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.442%, 12/15/47	123,501	0.0
774,071	#	JP Morgan Chase Commercial Mortgage Securities Trust 2003-LN1 H, 5.639%, 10/15/37	773,451	0.2
460,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9 E, 5.498%, 06/12/41	454,572	0.1
636,577	#	JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP1, 5.953%, 03/15/46	636,755	0.1
120,000		JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8, 5.549%, 05/15/45	120,095	0.0
13,503,117	^	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.919%, 06/15/45	935,499	0.2
1,244,063		JP Morgan Mortgage Trust 2005-A4 B1, 2.530%, 07/25/35	1,118,467	0.2

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
		United States: (continued)
530,000	#	JPMorgan Commercial Mortgage-Backed Securities Trust 2009-RR1, 1.000%, 03/18/51	$497,613	0.1
208,880		LB-UBS Commercial Mortgage Trust 2000-C5, 7.800%, 12/15/32	205,174	0.0
453,000	#	LB-UBS Commercial Mortgage Trust 2005-C1 G, 5.461%, 02/15/40	450,197	0.1
760,000		LB-UBS Commercial Mortgage Trust 2005-C3 E, 4.983%, 07/15/40	822,636	0.2
800,000		LB-UBS Commercial Mortgage Trust 2006-C4 C, 6.047%, 06/15/38	809,138	0.2
1,360,000		LB-UBS Commercial Mortgage Trust 2006-C4 D, 6.047%, 06/15/38	1,373,216	0.3
450,000		LB-UBS Commercial Mortgage Trust 2006-C4 E, 6.047%, 06/15/38	448,767	0.1
640,000	#	LB-UBS Commercial Mortgage Trust 2006-C6 JR14, 6.095%, 09/15/39	647,088	0.1
270,000	#	LB-UBS Commercial Mortgage Trust 2006-C6 JR15, 6.095%, 09/15/39	272,261	0.1
270,000	#	LB-UBS Commercial Mortgage Trust 2006-C6 JR16, 6.095%, 09/15/39	270,042	0.1
397,171		Lehman XS Trust Series 2005-5N 1A2, 0.787%, 11/25/35	316,717	0.1
774,303		Lehman XS Trust Series 2006-14N 2A, 0.627%, 09/25/46	621,453	0.1
610,000		Merrill Lynch Mortgage Investors Trust Series 1998-C1-CTL E, 6.750%, 11/15/26	671,047	0.1
250,000		Merrill Lynch Mortgage Trust 2006-C1, 5.908%, 05/12/39	246,428	0.1
470,000	#	Morgan Stanley Capital I Trust 2008-TOP29, 6.461%, 01/11/43	492,471	0.1
1,020,000	#	Morgan Stanley Capital I Trust 2011-C1 D, 5.608%, 09/15/47	1,060,518	0.2
930,000	#	Morgan Stanley Capital I Trust 2011-C1 E, 5.608%, 09/15/47	945,080	0.2
619,403		Morgan Stanley Mortgage Loan Trust 2006-3AR 2A1, 2.890%, 03/25/36	505,837	0.1
396,336	#	N-Star Real Estate CDO Ltd. 2013-1A A, 2.276%, 08/25/29	396,217	0.1
491,111		Opteum Mortgage Acceptance Corp. Trust 2006-1 1APT, 0.637%, 04/25/36	427,531	0.1
1,130,000		Opteum Mortgage Acceptance Corp. Trust 2006-1, 0.727%, 04/25/36	934,234	0.2
1,802,674	#	Springleaf Mortgage Loan Trust 2013-3A A, 1.870%, 09/25/57	1,807,137	0.4
115,426		Structured Asset Securities Corp. 2004-4XS 1A6, 5.050%, 02/25/34	118,445	0.0
884,151	#	TIAA CMBS I Trust 2001-C1A L, 5.770%, 06/19/33	904,516	0.2
11,289,035	#,^	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA, 2.251%, 08/10/49	1,021,781	0.2
260,000		Wachovia Bank Commercial Mortgage Trust Series 2006-C23, 5.789%, 01/15/45	259,449	0.1
770,000		Wachovia Bank Commercial Mortgage Trust Series 2006-C25 D, 5.950%, 05/15/43	770,071	0.2
360,000		Wachovia Bank Commercial Mortgage Trust Series 2006-C25, 5.950%, 05/15/43	361,086	0.1
150,483		WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 2.436%, 10/25/36	133,513	0.0
1,852,549		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 Trust 3A1, 3.820%, 12/25/36	1,690,851	0.4
579,743		WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 2.407%, 08/25/46	501,095	0.1
1,152,180		WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust 3A2, 4.275%, 02/25/37	1,065,433	0.2
1,036,022		WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 2.298%, 12/25/36	902,065	0.2
323,857		WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 1.978%, 04/25/37	275,754	0.1
1,271,627		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/36	1,139,633	0.3
424,049		Wells Fargo Alternative Loan 2007-PA2 2A1, 0.857%, 06/25/37	309,232	0.1
10,666,033	#,^	Wells Fargo Commercial Mortgage Trust 2012-LC5 XA, 2.217%, 10/15/45	931,145	0.2

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
			United States: (continued)
	584,858		Wells Fargo Mortgage Backed Securities Trust 2005-AR14 A1, 2.740%, 08/25/35	$578,223	0.1
	773,053		Wells Fargo Mortgage Backed Securities 2006-AR17 Trust A1, 2.735%, 10/25/36	736,197	0.2
	172,348		Wells Fargo Mortgage Backed Securities 2006-AR17 Trust A2, 2.735%, 10/25/36	164,131	0.0
	477,662		Wells Fargo Mortgage Backed Securities 2006-AR6 Trust 3A1, 2.815%, 03/25/36	464,666	0.1
	887,134		Wells Fargo Mortgage Backed Securities 2006-AR7 Trust 2A1, 2.734%, 05/25/36	845,345	0.2
	797,639		Wells Fargo Mortgage Backed Securities 2006-AR8 Trust 3A2, 2.836%, 04/25/36	774,759	0.2
	255,365		Wells Fargo Mortgage Backed Securities 2007-8 Trust 1A13, 0.797%, 07/25/37	218,954	0.0
	4,986,695	#,^	WFRBS Commercial Mortgage Trust 2012-C8 XA, 2.323%, 08/15/45	412,371	0.1
	15,768,917	^	WFRBS Commercial Mortgage Trust 2013-C16 XA, 1.181%, 09/15/46	712,873	0.2

		Total Collateralized Mortgage Obligations
		(Cost $66,227,100)		65,937,831	14.5

ASSET-BACKED SECURITIES: 3.4%
			Cayman Islands: 2.5%
	1,570,000	#	ARES XII CLO Ltd., 2.393%, 11/25/20	1,531,979	0.3
	1,487,952	#	Black Diamond CLO 2005-1A C, 1.340%, 06/20/17	1,484,623	0.3
	2,000,000	#	Bluemountain CLO III Ltd. 2007-3A C, 1.216%, 03/17/21	1,916,316	0.4
	1,750,000	#	ColumbusNova CLO IV Ltd. 2007-2A C, 2.872%, 10/15/21	1,711,456	0.4
	2,200,000	#	Madison Park Funding Ltd. 2007-6A C, 1.619%, 07/26/21	2,068,466	0.5
	2,750,000	#	Muir Grove CLO Ltd. 2007-1A B, 2.619%, 03/25/20	2,651,509	0.6
				11,364,349	2.5

			United States: 0.9%
	747,546		Citigroup Mortgage Loan Trust 2006-WF1 A2E, 5.336%, 03/25/36	531,290	0.1
	2,151,007		CSAB Mortgage-Backed Trust 2007-1, 5.858%, 05/25/37	1,179,317	0.3
	1,389,605		First Franklin Mortgage Loan Trust 2006-FF5, 0.587%, 04/25/36	1,158,841	0.3
	1,151,052		Securitized Asset Backed Receivables LLC Trust 2006-NC2 A3, 0.667%, 03/25/36	1,007,859	0.2
				3,877,307	0.9

		Total Asset-Backed Securities
		(Cost $15,433,874)		15,241,656	3.4

FOREIGN GOVERNMENT BONDS: 24.0%
			Austria: 3.2%
EUR	12,300,000	#	Austria Government Bond, 1.650%, 10/21/24	14,744,717	3.2

			Belgium: 7.3%
EUR	30,100,000	#	Belgium Government Bond, 0.800%, 06/22/25	33,163,965	7.3

			Brazil: 0.2%
	200,000		Banco Nacional de Desenvolvimento Economico e Social, 5.750%, 09/26/23	172,800	0.0
	529,000		Brazilian Government International Bond, 2.625%, 01/05/23	417,910	0.1
	429,000		Brazilian Government International Bond, 5.000%, 01/27/45	297,082	0.1
				887,792	0.2

			Canada: 0.2%
CAD	880,000		Canadian Government Bond, 3.500%, 12/01/45	833,578	0.2

			Colombia: 0.5%
	1,529,000		Colombia Government International Bond, 2.625%, 03/15/23	1,339,404	0.3
	943,000		Colombia Government International Bond, 8.125%, 05/21/24	1,112,740	0.2
				2,452,144	0.5

			Croatia: 0.1%
	300,000		Croatia Government International Bond, 6.375%, 03/24/21	325,725	0.1

			Dominican Republic: 0.2%
	686,000	#	Dominican Republic International Bond, 6.600%, 01/28/24	694,575	0.2

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
			Egypt: 0.1%
	410,000		Egypt Government International Bond, 5.750%, 04/29/20	$409,078	0.1

			Germany: 0.6%
EUR	580,000		Bundesobligation, 0.250%, 10/16/20	644,871	0.1
EUR	180,000		Bundesrepublik Deutschland, 2.500%, 08/15/46	267,111	0.1
EUR	930,000		Bundesrepublik Deutschland, 1.000%, 08/15/25	1,076,911	0.2
EUR	720,000	Z	Bundesschatzanweisungen, -0.470%, 06/16/17	784,985	0.2
				2,773,878	0.6

			Guatemala: 0.2%
	530,000		Guatemala Government Bond, 8.125%, 10/06/34	681,315	0.2

			Hungary: 0.1%
	350,000		Hungary Government International Bond, 5.375%, 02/21/23	383,241	0.1
	160,000		Hungary Government International Bond, 7.625%, 03/29/41	218,800	0.0
				602,041	0.1

			Indonesia: 0.4%
	500,000		Indonesia Government International Bond, 4.125%, 01/15/25	491,324	0.1
	300,000	#	Indonesia Government International Bond, 4.125%, 01/15/25	294,794	0.1
	650,000	#	Indonesia Government International Bond, 4.750%, 01/08/26	663,466	0.1
	200,000		Pertamina Persero PT, 4.300%, 05/20/23	181,296	0.0
	400,000		Perusahaan Listrik Negara PT, 5.500%, 11/22/21	407,500	0.1
				2,038,380	0.4

			Ivory Coast: 0.1%
	475,000		Ivory Coast Government International Bond, 5.750%, 12/31/32	414,214	0.1

			Kazakhstan: 0.2%
	1,000,000	#	Kazakhstan Government International Bond, 5.125%, 07/21/25	998,700	0.2

			Lebanon: 0.1%
	475,000		Lebanon Government International Bond, 6.000%, 01/27/23	460,997	0.1

			Mexico: 1.3%
MXN	68,670,000		Mexican Bonos, 6.500%, 06/10/21	3,990,449	0.9
	250,000		Mexico Government International Bond, 4.000%, 10/02/23	252,875	0.0
	425,000		Petroleos Mexicanos, 4.500%, 01/23/26	366,563	0.1
	900,000		Petroleos Mexicanos, 5.500%, 06/27/44	681,750	0.1
	750,000	#	Petroleos Mexicanos, 6.875%, 08/04/26	764,062	0.2
				6,055,699	1.3

			Morocco: 0.1%
	400,000		Morocco Government International Bond, 4.250%, 12/11/22	403,184	0.1

			Netherlands: 0.4%
	2,000,000		Kazakhstan Temir Zholy Finance BV, 6.950%, 07/10/42	1,692,700	0.4

			Panama: 0.1%
	540,000		Panama Government International Bond, 6.700%, 01/26/36	648,000	0.1

			Peru: 0.5%
	2,200,000	#	El Fondo MIVIVIENDA SA, 3.500%, 01/31/23	2,051,500	0.4
	250,000		Peruvian Government International Bond, 5.625%, 11/18/50	258,750	0.1
				2,310,250	0.5

			Russia: 0.4%
	600,000	#	Russian Foreign Bond - Eurobond, 4.875%, 09/16/23	611,970	0.2
	810,067		Russian Foreign Bond - Eurobond, 7.500%, 03/31/30	973,093	0.2
				1,585,063	0.4

			South Africa: 0.1%
	750,000	#	Transnet SOC Ltd., 4.000%, 07/26/22	657,817	0.1

			Spain: 4.6%
EUR	18,100,000	#	Spain Government Bond, 2.150%, 10/31/25	20,695,952	4.6

			Sri Lanka: 0.0%
	200,000		Sri Lanka Government International Bond, 5.875%, 07/25/22	181,465	0.0

			Trinidad And Tobago: 0.1%
	406,250		Petroleum Co. of Trinidad & Tobago Ltd., 6.000%, 05/08/22	363,086	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
			Turkey: 0.4%
	650,000		Turkey Government International Bond, 6.000%, 01/14/41	$672,905	0.2
	890,000		Turkey Government International Bond, 7.375%, 02/05/25	1,050,086	0.2
				1,722,991	0.4

			United Kingdom: 2.2%
GBP	1,600,000		United Kingdom Gilt, 2.000%, 09/07/25	2,367,672	0.5
GBP	4,330,000		United Kingdom Gilt, 3.500%, 01/22/45	7,635,250	1.7
GBP	10,000		United Kingdom Gilt, 4.500%, 09/07/34	19,352	0.0
				10,022,274	2.2

			Uruguay: 0.1%
	280,404		Uruguay Government International Bond, 7.625%, 03/21/36	342,794	0.1

			Venezuela: 0.1%
	1,288,000		Petroleos de Venezuela SA, 5.250%, 04/12/17	505,540	0.1
	309,000		Petroleos de Venezuela SA, 9.000%, 11/17/21	104,210	0.0
				609,750	0.1

			Vietnam: 0.1%
	225,000		Vietnam Government International Bond, 6.750%, 01/29/20	246,189	0.1

		Total Foreign Government Bonds
		(Cost $113,565,143)		109,018,313	24.0

U.S. TREASURY OBLIGATIONS: 10.9%
			Treasury Inflation Indexed Protected Securities: 1.5%
	7,010,750		0.625%, due 01/15/26	7,080,957	1.5

			U.S. Treasury Bonds: 4.5%
	4,460,000		2.875%, due 08/15/45	4,567,317	1.0
	15,269,000		2.250%, due 11/15/25	15,710,961	3.5
				20,278,278	4.5

			U.S. Treasury Notes: 4.9%
	594,000		0.750%, due 01/31/18	593,698	0.1
	17,875,000		1.750%, due 12/31/20	18,229,712	4.0
	3,306,000		2.125%, due 12/31/22	3,407,246	0.8
				22,230,656	4.9

		Total U.S. Treasury Obligations
		(Cost $48,391,592)		49,589,891	10.9

U.S. GOVERNMENT AGENCY OBLIGATIONS: 19.6%
			Federal Home Loan Mortgage Corporation: 9.4%##
	2,606,000	W	3.000%, due 01/15/44	2,655,279	0.6
	2,542,942		3.000%, due 04/01/45	2,596,320	0.6
	2,565,980		3.000%, due 04/01/45	2,618,247	0.6
	802,374		3.000%, due 09/01/45	818,400	0.2
	4,643,000	W	3.500%, due 09/15/41	4,842,089	1.1
	2,497,592	^	4.000%, due 12/15/41	398,724	0.1
	26,954,646	^	4.000%, due 04/15/43	4,861,893	1.1
	292,343		4.000%, due 09/01/45	312,822	0.1
	390,447		4.000%, due 09/01/45	417,800	0.1
	1,577,082		4.000%, due 09/01/45	1,685,813	0.4
	485,202		4.000%, due 09/01/45	518,654	0.1
	547,820		4.000%, due 09/01/45	585,589	0.1
	746,615		4.000%, due 09/01/45	798,918	0.2
	1,929,912		4.000%, due 10/01/45	2,062,970	0.4
	5,902,289	^	5.000%, due 04/15/39	1,013,611	0.2
	3,453,317		5.000%, due 01/15/40	3,812,379	0.8
	2,721,370	^	5.000%, due 02/15/40	505,923	0.1
	8,055,017	^	5.475%, due 04/15/38	1,336,038	0.3
	347,981		5.500%, due 11/15/32	385,076	0.1
	5,856,258	^	5.575%, due 05/15/36	539,784	0.1
	3,896,731	^	5.625%, due 02/15/37	690,421	0.1
	5,034,002	^	5.625%, due 07/15/40	764,801	0.2
	15,361,460	^	5.675%, due 09/15/36	2,638,323	0.6
	11,599,878	^	6.125%, due 05/15/41	2,478,249	0.5
	7,755,702	^	6.225%, due 02/15/41	1,175,427	0.2
	7,969,399	^	6.275%, due 08/15/40	1,439,128	0.3
	3,638,083	^	6.575%, due 02/15/33	767,587	0.2
	400,312	^	8.275%, due 04/15/31	94,606	0.0
				42,814,871	9.4

			Federal National Mortgage Association: 7.1%##
	677,000	W	2.500%, due 01/25/27	690,963	0.2
	208,165		2.500%, due 06/01/30	213,125	0.0
	132,129		2.500%, due 06/01/30	135,277	0.0
	85,717		2.500%, due 07/01/30	87,760	0.0
	2,065,198		3.000%, due 01/25/38	2,154,590	0.5
	3,740,174		3.000%, due 07/01/43	3,838,644	0.8
	1,841,868		3.000%, due 07/01/43	1,883,729	0.4
	1,146,792		3.000%, due 09/01/43	1,173,010	0.3
	1,503,000	W	3.000%, due 02/01/45	1,534,343	0.3
	472,000	W	4.000%, due 10/25/40	504,297	0.1
	518,185		4.500%, due 12/01/40	566,065	0.1
	339,380		4.500%, due 12/01/40	370,217	0.1
	375,280		4.500%, due 12/01/40	408,045	0.1
	4,842,981	^	4.500%, due 02/25/43	679,159	0.2
	5,071,472		4.500%, due 05/01/44	5,523,132	1.2
	1,656,072	^	5.000%, due 05/25/18	58,749	0.0
	182,680		5.000%, due 07/25/34	183,773	0.0
	632,970		5.000%, due 05/01/41	701,421	0.2
	301,624		5.000%, due 06/01/41	334,161	0.1
	5,412,120	^	5.524%, due 09/25/41	884,530	0.2
	18,985,191	^	5.644%, due 11/25/40	2,710,423	0.6
	1,718,269	^	5.674%, due 07/25/38	284,681	0.1
	4,339,678	^	5.674%, due 07/25/38	631,542	0.1
	306,195		6.000%, due 04/25/33	343,422	0.1
	2,581,477	^	6.024%, due 02/25/42	394,937	0.1
	5,846,890	^	6.124%, due 09/25/40	1,068,220	0.2
	12,303,537	^	6.134%, due 06/25/41	2,418,542	0.5
	1,502,235	^	6.344%, due 04/25/37	277,289	0.1
	830,866		13.934%, due 06/25/37	1,049,580	0.2
	131,928		22.294%, due 07/25/35	219,728	0.1
	404,124		31.318%, due 11/25/36	747,910	0.2
				32,071,264	7.1

			Government National Mortgage Association: 3.1%
	3,706,760	^	3.000%, due 01/20/28	384,434	0.1

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: (continued)
430,000	W	3.500%, due 03/01/43	$452,541	0.1
316,561		3.500%, due 06/20/45	334,516	0.1
9,961,757	^	4.000%, due 08/16/26	1,154,675	0.3
9,104,100	^	4.000%, due 04/20/38	556,258	0.1
1,645,639		4.500%, due 07/20/34	1,776,256	0.4
2,405,542		4.500%, due 07/20/34	2,596,409	0.6
1,002,907		4.500%, due 07/20/34	1,082,578	0.2
4,329,752	^	4.500%, due 12/20/37	183,571	0.0
456,566		4.500%, due 08/20/41	498,977	0.1
3,537,199	^	4.500%, due 01/16/43	681,005	0.1
1,902,829	^	5.000%, due 11/20/39	284,292	0.1
3,166,642	^	5.000%, due 10/20/40	393,143	0.1
701,790		5.140%, due 10/20/60	747,399	0.2
457,556		5.288%, due 10/20/60	493,074	0.1
52,005		5.500%, due 03/20/39	58,261	0.0
4,949,260	^	6.225%, due 09/16/40	996,373	0.2
674,167		20.667%, due 03/20/37	1,088,220	0.2
244,600		23.740%, due 04/16/37	323,625	0.1
			14,085,607	3.1

	Total U.S. Government Agency Obligations
	(Cost $87,198,847)		88,971,742	19.6

	Total Long-Term Investments
	(Cost $454,039,900)		451,577,137	99.5

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.1%
	Mutual Funds: 2.1%
9,519,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.340%††
	(Cost $9,519,000)	9,519,000	2.1

	Total Short-Term Investments
	(Cost $9,519,000)	9,519,000	2.1

	Total Investments in Securities (Cost $463,558,900)	$461,096,137	101.6
	Liabilities in Excess of Other Assets	(7,149,089)	(1.6)
	Net Assets	$453,947,048	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of January 31, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
&	Payment-in-kind
W	Settlement is on a when-issued or delayed-delivery basis.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

CAD	Canadian Dollar
EUR	EU Euro
GBP	British Pound
MXN	Mexican Peso

Cost for federal income tax purposes is $464,448,423.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$7,973,574
Gross Unrealized Depreciation	(11,325,860)

Net Unrealized Depreciation	$(3,352,286)

Sector Diversification	Percentage of Net Assets
Foreign Government Bonds	24.0%
U.S. Government Agency Obligations	19.6
Collateralized Mortgage Obligations	14.5
U.S. Treasury Obligations	10.9
Financial	8.3
Communications	5.8
Consumer, Non-cyclical	3.7
Other Asset-Backed Securities	2.8
Technology	1.9
Utilities	1.9
Consumer, Cyclical	1.7
Energy	1.7
Basic Materials	1.5
Asset-Backed Securities	0.6
Industrial	0.5
Telecommunication Services	0.1
Short-Term Investments	2.1
Liabilities in Excess of Other Assets	(1.6)
Net Assets	100.0%

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2016
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$122,817,704	$–	$122,817,704
Collateralized Mortgage Obligations	–	65,937,831	–	65,937,831
Foreign Government Bonds	–	109,018,313	–	109,018,313
U.S. Treasury Obligations	–	49,589,891	–	49,589,891
Short-Term Investments	9,519,000	–	–	9,519,000
U.S. Government Agency Obligations	–	88,971,742	–	88,971,742
Asset-Backed Securities	–	15,241,656	–	15,241,656
Total Investments, at fair value	$9,519,000	$451,577,137	$–	$461,096,137
Other Financial Instruments+
Centrally Cleared Swaps	–	63,494,680	–	63,494,680
Forward Foreign Currency Contracts	–	2,767,735	–	2,767,735
Futures	4,070,514	–	–	4,070,514
Total Assets	$13,589,514	$517,839,552	$–	$531,429,066
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(67,045,659)	$–	$(67,045,659)
Forward Foreign Currency Contracts	–	(5,600,232)	–	(5,600,232)
Futures	(2,141,331)	–	–	(2,141,331)
Total Liabilities	$(2,141,331)	$(72,645,891)	$–	$(74,787,222)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At January 31, 2016, the following forward foreign currency contracts were outstanding for Voya Global Bond Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Norwegian Krone	9,141,484	Buy	02/26/16	$1,040,000	$1,052,723	$12,723
Barclays Bank PLC	Canadian Dollar	2,413,982	Buy	02/26/16	1,658,000	1,723,155	65,155
Barclays Bank PLC	Brazilian Real	97,178	Buy	03/11/16	24,361	24,021	(340)
Barclays Bank PLC	Romanian New Leu	62,298	Buy	03/11/16	15,173	14,818	(355)
Barclays Bank PLC	Turkish Lira	2,137,465	Buy	03/11/16	704,817	715,624	10,807
Citigroup, Inc.	Colombian Peso	21,945,913	Buy	03/11/16	6,548	6,660	112
Citigroup, Inc.	Thai Baht	52,184,880	Buy	04/22/16	1,452,000	1,457,482	5,482
Deutsche Bank AG	Swedish Krona	17,551,335	Buy	02/26/16	2,065,000	2,046,086	(18,914)
Deutsche Bank AG	EU Euro	836,869	Buy	02/26/16	909,000	907,071	(1,929)
Deutsche Bank AG	EU Euro	859,723	Buy	02/26/16	938,000	931,842	(6,158)
Deutsche Bank AG	Australian Dollar	1,677,518	Buy	02/26/16	1,170,000	1,185,960	15,960
Deutsche Bank AG	EU Euro	1,202,892	Buy	02/26/16	1,310,000	1,303,798	(6,202)
Deutsche Bank AG	Mexican Peso	103,992,960	Buy	03/11/16	5,990,246	5,718,602	(271,644)
Deutsche Bank AG	Singapore Dollar	1,168,896	Buy	04/22/16	816,867	819,033	2,166
Goldman Sachs & Co.	Australian Dollar	7,102,104	Buy	02/26/16	4,936,609	5,020,994	84,385
Goldman Sachs & Co.	Swedish Krona	43,045,900	Buy	02/26/16	5,056,484	5,018,171	(38,313)
Goldman Sachs & Co.	Australian Dollar	19,381,801	Buy	03/16/16	13,231,337	13,689,428	458,091
Goldman Sachs & Co.	Japanese Yen	1,695,053,654	Buy	03/16/16	14,528,533	14,015,353	(513,180)
JPMorgan Chase & Co.	British Pound	999,675	Buy	02/26/16	1,425,000	1,424,477	(523)
JPMorgan Chase & Co.	Australian Dollar	4,955,548	Buy	02/26/16	3,506,000	3,503,438	(2,562)
JPMorgan Chase & Co.	Australian Dollar	3,847,007	Buy	02/26/16	2,694,000	2,719,730	25,730
JPMorgan Chase & Co.	Swiss Franc	1,697,496	Buy	02/26/16	1,670,000	1,658,648	(11,352)
JPMorgan Chase & Co.	EU Euro	3,414,268	Buy	02/26/16	3,703,000	3,700,679	(2,321)

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	Japanese Yen	951,596,846	Buy	02/26/16	$8,101,000	$7,863,457	$(237,543)
JPMorgan Chase & Co.	New Zealand Dollar	1,986,216	Buy	02/26/16	1,285,000	1,284,380	(620)
JPMorgan Chase & Co.	Australian Dollar	4,089,393	Buy	02/26/16	2,825,000	2,891,090	66,090
JPMorgan Chase & Co.	EU Euro	613,496	Buy	02/26/16	670,000	664,960	(5,040)
JPMorgan Chase & Co.	Swiss Franc	4,680,433	Buy	02/26/16	4,662,000	4,573,318	(88,682)
JPMorgan Chase & Co.	EU Euro	1,992,875	Buy	02/26/16	2,166,000	2,160,050	(5,950)
JPMorgan Chase & Co.	Australian Dollar	1,913,185	Buy	02/26/16	1,329,000	1,352,570	23,570
JPMorgan Chase & Co.	Canadian Dollar	25,983,397	Buy	02/26/16	18,109,890	18,547,539	437,649
JPMorgan Chase & Co.	Swiss Franc	4,555,217	Buy	02/26/16	4,535,218	4,450,968	(84,250)
JPMorgan Chase & Co.	Danish Krone	11,481,481	Buy	02/26/16	1,676,534	1,667,672	(8,862)
JPMorgan Chase & Co.	EU Euro	96,312,116	Buy	02/26/16	104,883,962	104,391,391	(492,571)
JPMorgan Chase & Co.	British Pound	8,619,433	Buy	02/26/16	12,444,714	12,282,174	(162,540)
JPMorgan Chase & Co.	Japanese Yen	8,260,951,461	Buy	02/26/16	70,239,168	68,263,819	(1,975,349)
JPMorgan Chase & Co.	Norwegian Krone	74,144,337	Buy	02/26/16	8,400,980	8,538,378	137,398
JPMorgan Chase & Co.	British Pound	26,326,400	Buy	03/16/16	37,466,000	37,515,372	49,372
JPMorgan Chase & Co.	Japanese Yen	1,570,007,970	Buy	03/16/16	13,443,000	12,981,427	(461,573)
JPMorgan Chase & Co.	EU Euro	34,151,537	Buy	03/16/16	37,441,478	37,037,106	(404,372)
JPMorgan Chase & Co.	Russian Ruble	31,185,849	Buy	03/11/16	431,465	409,166	(22,299)
Morgan Stanley	New Zealand Dollar	4,400,070	Buy	02/26/16	2,865,475	2,845,291	(20,184)
Morgan Stanley	British Pound	1,119,016	Buy	02/26/16	1,594,000	1,594,530	530
Morgan Stanley	British Pound	1,346,620	Buy	02/26/16	1,920,000	1,918,853	(1,147)
Morgan Stanley	Canadian Dollar	2,227,479	Buy	02/26/16	1,559,000	1,590,025	31,025
Morgan Stanley	EU Euro	1,008,950	Buy	02/26/16	1,099,000	1,093,587	(5,413)
Morgan Stanley	New Zealand Dollar	3,036,039	Buy	02/26/16	1,944,000	1,963,245	19,245
Morgan Stanley	Chilean Peso	42,359,358	Buy	03/11/16	59,087	59,144	57
Morgan Stanley	Czech Koruna	12,398,032	Buy	03/11/16	507,081	497,451	(9,630)
Morgan Stanley	Hong Kong Sar Dollar	1,153,673	Buy	04/22/16	147,914	148,265	351
Morgan Stanley	Hungarian Forint	44,150,298	Buy	03/11/16	153,299	153,542	243
Morgan Stanley	Israeli New Shekel	2,455,415	Buy	03/11/16	637,841	620,522	(17,319)
Morgan Stanley	Peruvian Nuevo Sol	172,112	Buy	03/11/16	50,340	49,327	(1,013)
Morgan Stanley	Polish Zloty	4,397,765	Buy	03/11/16	1,108,511	1,077,177	(31,334)
Morgan Stanley	South African Rand	15,146,779	Buy	03/11/16	998,177	946,681	(51,496)
							$(3,514,839)

Barclays Bank PLC	EU Euro	1,061,109	Sell	02/26/16	$1,162,000	$1,150,122	$11,878
Barclays Bank PLC	Norwegian Krone	12,501,892	Sell	02/26/16	1,442,000	1,439,704	2,296
Barclays Bank PLC	New Zealand Dollar	1,731,054	Sell	02/26/16	1,124,000	1,119,381	4,619
Barclays Bank PLC	Norwegian Krone	27,901,236	Sell	02/26/16	3,186,000	3,213,075	(27,075)
Barclays Bank PLC	Norwegian Krone	27,748,875	Sell	02/26/16	3,161,000	3,195,529	(34,529)
Barclays Bank PLC	British Pound	910,282	Sell	02/26/16	1,289,000	1,297,097	(8,097)
Barclays Bank PLC	Norwegian Krone	9,988,087	Sell	02/26/16	1,122,000	1,150,217	(28,217)
Barclays Bank PLC	Norwegian Krone	14,779,457	Sell	02/26/16	1,676,000	1,701,986	(25,986)
Barclays Bank PLC	Canadian Dollar	2,978,282	Sell	02/26/16	2,074,000	2,125,966	(51,966)
Barclays Bank PLC	Norwegian Krone	11,751,586	Sell	02/26/16	1,339,000	1,353,299	(14,299)
Barclays Bank PLC	British Pound	24,864,953	Sell	03/16/16	35,503,540	35,432,796	70,744
Barclays Bank PLC	Indonesian Rupiah	1,261,220,000	Sell	04/22/16	89,050	90,768	(1,718)
Citigroup, Inc.	Thai Baht	7,431,682	Sell	04/22/16	206,637	207,561	(924)
Deutsche Bank AG	Japanese Yen	357,470,313	Sell	02/26/16	3,009,000	2,953,932	55,068
Deutsche Bank AG	EU Euro	22,004,630	Sell	03/16/16	23,765,000	23,863,869	(98,869)

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	EU Euro	1,062,851	Sell	02/26/16	$1,161,000	$1,152,010	$8,990
JPMorgan Chase & Co.	New Zealand Dollar	1,774,986	Sell	02/26/16	1,141,000	1,147,789	(6,789)
JPMorgan Chase & Co.	Canadian Dollar	1,708,107	Sell	02/26/16	1,216,000	1,219,286	(3,286)
JPMorgan Chase & Co.	British Pound	1,104,082	Sell	02/26/16	1,585,000	1,573,251	11,749
JPMorgan Chase & Co.	Norwegian Krone	11,104,100	Sell	02/26/16	1,288,000	1,278,736	9,264
JPMorgan Chase & Co.	New Zealand Dollar	2,218,126	Sell	02/26/16	1,436,000	1,434,344	1,656
JPMorgan Chase & Co.	British Pound	3,176,067	Sell	02/26/16	4,559,000	4,525,704	33,296
JPMorgan Chase & Co.	Australian Dollar	3,284,247	Sell	02/26/16	2,289,000	2,321,873	(32,873)
JPMorgan Chase & Co.	Australian Dollar	3,575,345	Sell	02/26/16	2,502,000	2,527,671	(25,671)
JPMorgan Chase & Co.	EU Euro	815,559	Sell	02/26/16	881,000	883,973	(2,973)
JPMorgan Chase & Co.	Australian Dollar	2,557,244	Sell	02/26/16	1,786,000	1,807,902	(21,902)
JPMorgan Chase & Co.	Australian Dollar	2,375,576	Sell	02/26/16	1,634,000	1,679,467	(45,467)
JPMorgan Chase & Co.	Canadian Dollar	2,271,332	Sell	02/26/16	1,564,000	1,621,328	(57,328)
JPMorgan Chase & Co.	New Zealand Dollar	6,037,668	Sell	02/26/16	3,900,000	3,904,239	(4,239)
JPMorgan Chase & Co.	British Pound	2,165,274	Sell	02/26/16	3,120,000	3,085,385	34,615
JPMorgan Chase & Co.	British Pound	26,335,364	Sell	03/16/16	37,466,000	37,528,146	(62,146)
JPMorgan Chase & Co.	Japanese Yen	1,684,671,589	Sell	03/16/16	14,422,290	13,929,510	492,780
JPMorgan Chase & Co.	EU Euro	12,786,948	Sell	03/16/16	13,972,247	13,867,357	104,890
Morgan Stanley	Canadian Dollar	2,409,918	Sell	02/26/16	1,659,000	1,720,255	(61,255)
Morgan Stanley	Swiss Franc	4,902,642	Sell	02/26/16	4,840,000	4,790,441	49,559
Morgan Stanley	EU Euro	675,039	Sell	02/26/16	736,000	731,665	4,335
Morgan Stanley	British Pound	3,329,715	Sell	02/26/16	4,721,000	4,744,643	(23,643)
Morgan Stanley	EU Euro	27,921,242	Sell	02/26/16	30,600,000	30,263,453	336,547
Morgan Stanley	EU Euro	2,806,828	Sell	02/26/16	3,052,586	3,042,283	10,303
Morgan Stanley	EU Euro	27,862,603	Sell	02/26/16	30,243,000	30,199,896	43,104
Morgan Stanley	British Pound	1,931,379	Sell	02/26/16	2,788,000	2,752,099	35,901
							$682,342

At January 31, 2016, the following futures contracts were outstanding for Voya Global Bond Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
30-year German Government Bond	77	03/08/16	$13,564,732	$838,308
Australia 10-Year Bond	20	03/15/16	1,831,834	44,819
Australia 3-Year Bond	81	03/15/16	6,420,382	42,337
Canada 10-Year Bond	75	03/21/16	7,647,227	243,819
Euro-Bobl 5-Year	303	03/08/16	43,468,590	512,428
Euro-Schatz	95	03/08/16	11,508,244	36,906
Japanese Government Bonds 10-Year Mini	6	03/11/16	745,732	8,617
Long Gilt	71	03/29/16	12,172,585	290,144
Short Gilt	18	03/29/16	2,667,683	12,393
U.S. Treasury 10-Year Note	455	03/21/16	58,958,049	1,511,513
U.S. Treasury 5-Year Note	69	03/31/16	8,326,360	11,734
U.S. Treasury Long Bond	57	03/21/16	9,178,781	417,757
U.S. Treasury Ultra Long Bond	17	03/21/16	2,825,187	99,739
			$179,315,386	$4,070,514

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited) (Continued)

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Contracts
Euro-Bund	(383)	03/08/16	$(67,774,209)	$(2,063,533)
U.S. Treasury 2-Year Note	(63)	03/31/16	(13,773,375)	(77,798)
			$(81,547,584)	$(2,141,331)

At January 31, 2016, the following centrally cleared credit default swaps were outstanding for Voya Global Bond Fund:

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Clearinghouse	Termination Date	Notional Amount(2)		Fair Value(3)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment Grade Index Series 25, Version 1	Sell	1.000	Intercontinental Exchange	12/20/20	USD	23,410,000	$(19,056)	$(211,564)
							$(19,056)	$(211,564)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.
(2)	The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At January 31, 2016, the following centrally cleared interest rate swaps were outstanding for Voya Global Bond Fund:

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 1.848% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	07/06/45	EUR	1,900,000	$(296,418)	$(294,664)
Receive a fixed rate equal to 1.622% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	07/09/45	EUR	2,000,000	186,167	182,329
Receive a fixed rate equal to 1.488% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	08/05/45	EUR	3,400,000	189,721	185,245
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.534%	Chicago Mercantile Exchange	08/06/45	EUR	2,300,000	(158,191)	(155,303)
Receive a fixed rate equal to 1.448% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	08/25/45	EUR	7,600,000	339,021	321,330
Receive a fixed rate equal to 1.409% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	08/26/45	EUR	3,500,000	118,447	107,735
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.557%	Chicago Mercantile Exchange	08/27/45	EUR	11,700,000	(878,796)	(871,786)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.615%	Chicago Mercantile Exchange	09/11/45	EUR	16,600,000	(1,518,407)	(1,522,192)
Receive a fixed rate equal to 1.682% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	09/18/45	EUR	20,500,000	2,257,571	2,276,214
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.675%	Chicago Mercantile Exchange	09/21/45	EUR	2,900,000	(314,120)	(316,490)
Receive a fixed rate equal to 1.573% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	09/22/45	EUR	5,800,000	462,462	460,839
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.612%	Chicago Mercantile Exchange	09/23/45	EUR	5,910,000	(535,081)	(535,546)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.564%	Chicago Mercantile Exchange	09/24/45	EUR	14,300,000	(1,104,278)	(1,100,741)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.530%	Chicago Mercantile Exchange	09/25/45	EUR	10,500,000	(710,666)	(704,832)
Receive a fixed rate equal to 1.552% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	09/25/45	EUR	11,700,000	862,404	858,358
Receive a fixed rate equal to 1.516% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	09/28/45	EUR	2,200,000	140,350	138,815
Receive a fixed rate equal to 1.509% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	09/28/45	EUR	7,000,000	432,631	427,287

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited) (Continued)

	Clearinghouse (continued)	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.593%	Chicago Mercantile Exchange	11/06/45	EUR	12,900,000	$(1,104,644)	$(1,095,469)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.662%	Chicago Mercantile Exchange	11/11/45	EUR	12,100,000	(1,269,611)	(1,259,157)
Receive a fixed rate equal to 1.539% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	11/20/45	EUR	16,000,000	1,128,324	1,120,836
Receive a fixed rate equal to 1.548% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	11/20/45	EUR	20,498,000	1,494,570	1,484,536
Receive a fixed rate equal to 1.496% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	11/23/45	EUR	9,700,000	565,444	561,800
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.481%	Chicago Mercantile Exchange	11/27/45	EUR	9,600,000	(520,853)	(517,633)
Receive a fixed rate equal to 1.478% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	12/01/45	EUR	20,276,000	1,080,948	1,074,473
Receive a fixed rate equal to 0.524% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	07/06/20	EUR	9,950,000	245,230	244,543
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.451%	Chicago Mercantile Exchange	07/09/20	EUR	9,900,000	(209,036)	(207,632)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.393%	Chicago Mercantile Exchange	08/05/20	EUR	17,200,000	(315,988)	(314,520)
Receive a fixed rate equal to 0.393% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	08/06/20	EUR	11,500,000	211,155	210,169
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.365%	Chicago Mercantile Exchange	08/25/20	EUR	35,100,000	(590,433)	(585,050)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.372%	Chicago Mercantile Exchange	08/26/20	EUR	17,600,000	(302,151)	(299,871)
Receive a fixed rate equal to 0.434% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	08/27/20	EUR	58,400,000	1,183,017	1,187,153
Receive a fixed rate equal to 0.393% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	09/11/20	EUR	42,100,000	760,740	761,113
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.429%	Chicago Mercantile Exchange	09/18/20	EUR	58,500,000	(1,160,278)	(1,165,186)
Receive a fixed rate equal to 0.434% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	09/21/20	EUR	4,700,000	94,303	94,773
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.381%	Chicago Mercantile Exchange	09/22/20	EUR	23,400,000	(406,286)	(405,991)
Receive a fixed rate equal to 0.394% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	09/23/20	EUR	26,730,000	481,669	481,957
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.369%	Chicago Mercantile Exchange	09/25/20	EUR	15,800,000	(264,722)	(264,444)
Receive a fixed rate equal to 0.355% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	09/25/20	EUR	32,800,000	526,357	524,906
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.360%	Chicago Mercantile Exchange	09/28/20	EUR	8,700,000	(141,585)	(141,257)
Receive a fixed rate equal to 1.043% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	09/11/25	EUR	21,000,000	863,123	866,989
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.100%	Chicago Mercantile Exchange	09/18/25	EUR	13,400,000	(628,605)	(634,074)
Receive a fixed rate equal to 1.101% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	09/21/25	EUR	4,300,000	201,833	203,591
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.012%	Chicago Mercantile Exchange	09/22/25	EUR	12,900,000	(485,866)	(486,259)
Receive a fixed rate equal to 0.976% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	09/24/25	EUR	31,000,000	1,049,853	1,048,287
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.990%	Chicago Mercantile Exchange	09/25/25	EUR	7,600,000	(268,252)	(268,262)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.965%	Chicago Mercantile Exchange	09/28/25	EUR	10,000,000	(326,044)	(325,055)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.976%	Chicago Mercantile Exchange	10/15/25	EUR	30,300,000	(1,009,564)	(1,007,281)
Receive a fixed rate equal to 0.900% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	10/26/25	EUR	37,200,000	932,162	916,376
Receive a fixed rate equal to 0.902% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	10/27/25	EUR	61,500,000	1,558,462	1,532,601
Receive a fixed rate equal to 0.943% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	11/06/25	EUR	19,900,000	583,989	575,900

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited) (Continued)

	Clearinghouse (continued)	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 0.996% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	11/11/25	EUR	26,600,000	$927,474	$915,546
Receive a fixed rate equal to 0.955% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	11/12/25	EUR	15,100,000	460,970	454,903
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.878%	Chicago Mercantile Exchange	11/20/25	EUR	52,208,000	(1,159,958)	(1,144,469)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.885%	Chicago Mercantile Exchange	11/20/25	EUR	36,400,000	(849,185)	(838,011)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.857%	Chicago Mercantile Exchange	11/23/25	EUR	24,800,000	(492,326)	(485,360)
Receive a fixed rate equal to 0.832% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	11/27/25	EUR	24,600,000	422,056	416,989
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.832%	Chicago Mercantile Exchange	12/01/25	EUR	52,004,000	(891,150)	(878,637)
Receive a fixed rate equal to 1.555% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	10/15/45	EUR	17,800,000	1,330,491	1,326,255
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.524%	Chicago Mercantile Exchange	10/19/45	EUR	6,000,000	(396,785)	(392,253)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.498%	Chicago Mercantile Exchange	10/26/45	EUR	18,100,000	(1,063,662)	(1,047,333)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.527%	Chicago Mercantile Exchange	10/27/45	EUR	23,200,000	(1,552,987)	(1,534,975)
Receive a fixed rate equal to 0.754% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	05/21/24	JPY	3,232,000,000	1,233,404	1,316,394
Receive a fixed rate equal to 1.289% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	02/04/45	JPY	1,754,000,000	833,708	825,068
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 1.443%	Chicago Mercantile Exchange	02/24/45	JPY	797,101,798	(645,331)	(648,223)
Receive a fixed rate equal to 0.558% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	02/24/45	JPY	1,844,721,303	442,160	442,869
Receive a fixed rate equal to 2.928% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/15/35	USD	9,300,000	1,112,542	1,112,542
Receive a fixed rate equal to 2.832% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/09/45	USD	3,400,000	392,166	392,166
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.901%	Chicago Mercantile Exchange	07/13/45	USD	7,000,000	(915,738)	(915,738)
Receive a fixed rate equal to 2.896% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/21/45	USD	2,734,000	354,699	354,699
Receive a fixed rate equal to 2.860% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/24/45	USD	4,101,000	499,303	499,303
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.782%	Chicago Mercantile Exchange	07/29/45	USD	6,800,000	(709,594)	(709,594)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.799%	Chicago Mercantile Exchange	07/30/45	USD	4,100,000	(443,014)	(443,014)
Receive a fixed rate equal to 2.808% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/31/45	USD	16,500,000	1,821,124	1,821,124
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.687%	Chicago Mercantile Exchange	09/25/45	USD	3,300,000	(272,712)	(272,712)
Receive a fixed rate equal to 2.613% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	09/28/45	USD	4,900,000	323,221	323,221
Receive a fixed rate equal to 0.771% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/09/16	USD	120,000,000	(95,324)	(95,324)
Receive a fixed rate equal to 0.900% and pay a floating rated based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	02/01/18	USD	230,696,000	258,684	258,684
Receive a fixed rate equal to 1.178% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	05/15/18	USD	97,200,000	646,697	646,697
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.166%	Chicago Mercantile Exchange	05/20/18	USD	48,600,000	(310,636)	(310,636)
Receive a fixed rate equal to 1.208% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	05/21/18	USD	28,500,000	209,688	209,688
Receive a fixed rate equal to 1.224% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	05/27/18	USD	40,000,000	308,704	308,704
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.231%	Chicago Mercantile Exchange	05/27/18	USD	57,300,000	(452,154)	(452,154)
Receive a fixed rate equal to 1.206% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/01/18	USD	28,500,000	207,048	207,048

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited) (Continued)

	Clearinghouse (continued)	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.257%	Chicago Mercantile Exchange	06/04/18	USD	28,600,000	$(241,594)	$(241,595)
Receive a fixed rate equal to 1.323% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/10/18	USD	22,700,000	226,150	226,150
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.347%	Chicago Mercantile Exchange	06/11/18	USD	28,400,000	(298,886)	(298,886)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.374%	Chicago Mercantile Exchange	06/12/18	USD	11,347,000	(126,519)	(126,519)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.267%	Chicago Mercantile Exchange	06/19/18	USD	57,569,000	(493,101)	(493,101)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.042%	Chicago Mercantile Exchange	06/19/18	USD	7,800,000	(25,899)	(25,899)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.283%	Chicago Mercantile Exchange	06/26/18	USD	19,900,000	(177,394)	(177,394)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.301%	Chicago Mercantile Exchange	07/03/18	USD	19,900,000	(185,389)	(185,389)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.249%	Chicago Mercantile Exchange	07/06/18	USD	19,900,000	(160,690)	(160,690)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.230%	Chicago Mercantile Exchange	07/14/18	USD	29,000,000	(219,797)	(219,797)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.277%	Chicago Mercantile Exchange	07/15/18	USD	96,800,000	(845,282)	(845,282)
Receive a fixed rate equal to 1.285% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/27/18	USD	188,300,000	1,681,163	1,681,163
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.170%	Chicago Mercantile Exchange	01/19/19	USD	55,400,000	(270,390)	(270,390)
Receive a fixed rate equal to 1.525% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	05/11/19	USD	65,900,000	1,019,564	1,019,564
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.465%	Chicago Mercantile Exchange	05/18/19	USD	37,200,000	(503,679)	(503,679)
Receive a fixed rate equal to 1.460% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/01/19	USD	25,900,000	345,178	345,178
Receive a fixed rate equal to 1.640% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/09/19	USD	28,600,000	551,106	551,106
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.659%	Chicago Mercantile Exchange	06/09/19	USD	28,600,000	(569,137)	(569,137)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.682%	Chicago Mercantile Exchange	06/15/19	USD	28,400,000	(586,439)	(586,439)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.686%	Chicago Mercantile Exchange	06/15/19	USD	28,400,000	(590,703)	(590,703)
Receive a fixed rate equal to 1.609% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/17/19	USD	28,400,000	517,278	517,278
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.418%	Chicago Mercantile Exchange	07/09/19	USD	17,500,000	(203,718)	(203,718)
Receive a fixed rate equal to 1.462% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/13/19	USD	36,500,000	477,908	477,908
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.557%	Chicago Mercantile Exchange	07/21/19	USD	14,639,000	(238,989)	(238,989)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.581%	Chicago Mercantile Exchange	07/24/19	USD	21,958,500	(376,643)	(376,643)
Receive a fixed rate equal to 1.493% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/29/19	USD	36,500,000	515,435	515,435
Receive a fixed rate equal to 1.502% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/30/19	USD	22,000,000	317,639	317,639
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.534%	Chicago Mercantile Exchange	07/31/19	USD	85,000,000	(1,321,694)	(1,321,694)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.794%	Chicago Mercantile Exchange	08/08/19	USD	20,000,000	(491,830)	(491,830)
Receive a fixed rate equal to 1.301% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	09/25/19	USD	15,800,000	109,105	109,105
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.261%	Chicago Mercantile Exchange	09/28/19	USD	22,500,000	(121,553)	(121,553)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.668%	Chicago Mercantile Exchange	10/30/19	USD	103,870,000	(2,095,690)	(2,095,690)
Receive a fixed rate equal to 2.000% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	11/05/19	USD	211,860,000	6,873,851	6,873,851

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited) (Continued)

	Clearinghouse (continued)	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.761%	Chicago Mercantile Exchange	12/15/19	USD	25,000,000	$(592,129)	$(592,129)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.882%	Chicago Mercantile Exchange	06/30/20	USD	47,338,000	(1,355,039)	(1,355,039)
Receive a fixed rate equal to 1.780% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/06/20	USD	15,700,000	378,183	378,183
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.690%	Chicago Mercantile Exchange	12/22/20	USD	47,117,000	(898,567)	(898,567)
Receive a fixed rate equal to 1.465% and pay a floating rated based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	01/19/21	USD	21,100,000	165,060	165,060
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.225%	Chicago Mercantile Exchange	05/15/21	USD	54,900,000	(2,494,806)	(2,494,806)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.223%	Chicago Mercantile Exchange	05/15/21	USD	36,000,000	(1,633,147)	(1,633,147)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.507%	Chicago Mercantile Exchange	10/09/24	USD	13,000,000	(837,657)	(837,657)
Receive a fixed rate equal to 2.408% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/30/24	USD	53,952,000	3,041,110	3,041,110
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.760%	Chicago Mercantile Exchange	11/05/24	USD	112,280,000	(9,597,266)	(9,597,267)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.464%	Chicago Mercantile Exchange	06/15/25	USD	27,426,667	(1,656,154)	(1,656,154)
Receive a fixed rate equal to 2.488% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/16/25	USD	34,000,000	2,125,279	2,125,279
Receive a fixed rate equal to 2.455% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/17/25	USD	34,000,000	2,027,090	2,027,090
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.467%	Chicago Mercantile Exchange	06/19/25	USD	6,239,000	(378,008)	(378,008)
Receive a fixed rate equal to 2.382% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/23/25	USD	8,550,000	(453,324)	(453,324)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.543%	Chicago Mercantile Exchange	07/15/25	USD	8,000,000	(537,779)	(537,779)
Receive a fixed rate equal to 2.528% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/15/25	USD	24,930,000	1,643,175	1,643,175
Receive a fixed rate equal to 2.232% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	09/14/25	USD	12,900,000	503,177	503,177
Receive a fixed rate equal to 2.760% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	12/11/25	USD	26,904,000	457,753	457,753
Receive a fixed rate equal to 2.729% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	12/16/25	USD	26,890,000	417,724	417,724
Receive a fixed rate equal to 2.719% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	12/22/25	USD	54,274,000	813,405	813,405
Receive a fixed rate equal to 2.734% and pay a floating rated based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	01/07/26	USD	32,425,000	498,681	498,681
Receive a fixed rate equal to 2.662% and pay a floating rated based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	01/08/26	USD	21,610,000	262,175	262,175
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.492%	Chicago Mercantile Exchange	01/15/26	USD	107,829,000	(471,201)	(471,201)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.906%	Chicago Mercantile Exchange	02/01/26	USD	1,902,000	(13,265)	(13,265)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.902%	Chicago Mercantile Exchange	02/01/26	USD	1,902,000	(12,426)	(12,426)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.888%	Chicago Mercantile Exchange	02/01/26	USD	1,426,500	(7,459)	(7,459)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.294%	Chicago Mercantile Exchange	06/10/35	USD	17,000,000	(786,682)	(786,682)
Receive a fixed rate equal to 3.285% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/15/35	USD	34,000,000	1,548,728	1,548,728
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.834%	Chicago Mercantile Exchange	06/16/35	USD	34,000,000	(3,540,719)	(3,540,719)
Receive a fixed rate equal to 2.805% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/16/35	USD	26,350,000	2,617,905	2,617,905
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.810%	Chicago Mercantile Exchange	06/17/35	USD	34,000,000	(3,410,186)	(3,410,186)
Receive a fixed rate equal to 2.815% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/19/35	USD	7,146,000	721,990	721,990

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited) (Continued)

	Clearinghouse (continued)	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.753%	Chicago Mercantile Exchange	06/23/35	USD	8,550,000	$775,751	$775,751
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.715%	Chicago Mercantile Exchange	05/11/45	USD	12,000,000	(1,066,114)	(1,066,114)
Receive a fixed rate equal to 2.810% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	05/18/45	USD	6,900,000	762,169	762,169
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.659%	Chicago Mercantile Exchange	06/01/45	USD	10,300,000	(787,818)	(787,818)
Receive a fixed rate equal to 2.905% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/09/45	USD	5,700,000	751,868	751,868
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.926%	Chicago Mercantile Exchange	06/09/45	USD	5,700,000	(778,196)	(778,196)
Receive a fixed rate equal to 2.980% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/15/45	USD	5,700,000	847,682	847,682
Receive a fixed rate equal to 2.959% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/15/45	USD	5,700,000	821,343	821,343
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.891%	Chicago Mercantile Exchange	06/17/45	USD	5,700,000	(734,007)	(734,007)
					$(3,408,679)	$(3,339,415)

Voya Global Bond Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of January 31, 2016 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$2,767,735
Interest rate contracts	Futures contracts	4,070,514
Interest rate contracts	Interest rate swaps	63,494,680
Total Asset Derivatives		$70,332,929

Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$5,600,232
Interest rate contracts	Futures contracts	2,141,331
Credit contracts	Credit default swaps	211,564
Interest rate contracts	Interest rate swaps	66,834,095
Total Liability Derivatives		$74,787,222

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at January 31, 2016:

	Barclays Bank PLC	Citigroup, Inc.	Deutsche Bank AG	Goldman Sachs & Co.	JPMorgan Chase & Co.	Morgan Stanley	Totals
Assets:
Forward foreign currency contracts	$178,222	$5,594	$82,184	$542,476	$1,428,059	$531,200	$2,767,735
Total Assets	$178,222	$5,594	$82,184	$542,476	$1,428,059	$531,200	$2,767,735

Liabilities:
Forward foreign currency contracts	$192,582	$924	$403,716	$551,493	$4,229,083	$222,434	$5,600,232
Total Liabilities	$192,582	$924	$403,716	$551,493	$4,229,083	$222,434	$5,600,232

Net OTC derivative instruments by counterparty, at fair value	$(14,360)	$4,670	$(321,532)	$(9,017)	$(2,801,024)	$308,766	$(2,832,497)

Total cash collateral pledged by the Fund/(Received from counterparty)	$390,000	$-	$-	$(280,000)	$-	$3,440,000	$3,550,000

Net Exposure(1)	$375,640	$4,670	$(321,532)	$(289,017)	$(2,801,024)	$3,748,766	$717,503

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Voya Global Equity Dividend Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.0%
		Belgium: 0.4%
7,600		Ageas	$308,642	0.4

		Canada: 3.7%
9,759		Canadian Imperial Bank of Commerce	635,599	0.8
78,940		Cenovus Energy, Inc.	972,592	1.2
57,232		Shaw Communications, Inc. - Class B	990,703	1.3
9,945		TransCanada Corp.	345,367	0.4
			2,944,261	3.7

		France: 10.4%
29,641		BNP Paribas	1,404,140	1.8
20,129	L	Casino Guichard Perrachon S.A.	912,422	1.1
23,706		Cie de Saint-Gobain	977,020	1.2
22,237		Eutelsat Communications	718,685	0.9
57,734		Engie SA	921,175	1.2
11,966		Sanofi	995,095	1.3
29,500		Total S.A.	1,310,411	1.7
14,623		Vinci S.A.	990,663	1.2
			8,229,611	10.4

		Germany: 1.4%
42,714		Deutsche Bank AG	765,471	1.0
6,800	@	Wincor Nixdorf AG	344,800	0.4
			1,110,271	1.4

		Italy: 3.3%
72,764		Assicurazioni Generali S.p.A.	1,092,528	1.4
55,486		ENI S.p.A.	805,216	1.0
181,700		UniCredit SpA	702,416	0.9
			2,600,160	3.3

		Japan: 7.9%
13,800		Canon, Inc.	385,606	0.5
41,600		Hitachi Chemical Co., Ltd.	731,364	0.9
55,700		Itochu Corp.	654,638	0.9
46,200		Japan Post Bank Co. Ltd.	561,734	0.7
214,200		Mitsubishi UFJ Financial Group, Inc.	1,098,396	1.4
55,200		Mitsui & Co., Ltd.	627,440	0.8
96,100		Nissan Motor Co., Ltd.	955,784	1.2
34,900		Sumitomo Mitsui Financial Group, Inc.	1,170,846	1.5
			6,185,808	7.9

		Netherlands: 2.6%
110,000	L	ArcelorMittal	417,312	0.5
75,641		Royal Dutch Shell PLC	1,653,983	2.1
			2,071,295	2.6

		Singapore: 1.2%
257,500		Singapore Telecommunications Ltd.	638,510	0.8
23,100		United Overseas Bank Ltd.	293,666	0.4
			932,176	1.2

		Spain: 1.2%
87,387		Telefonica S.A.	922,319	1.2

		Sweden: 1.7%
14,500		Electrolux AB	315,842	0.4
110,571		Volvo AB - B Shares	1,004,300	1.3
			1,320,142	1.7

		Switzerland: 5.5%
48,275		Credit Suisse Group AG	855,210	1.1
11,817		Novartis AG	915,504	1.2
3,677		Roche Holding AG	952,432	1.2
49,964		STMicroelectronics NV	326,418	0.4
1,800		Syngenta AG	662,787	0.8
2,669		Zurich Insurance Group AG	591,625	0.8
			4,303,976	5.5

		Taiwan: 1.6%
42,300		MediaTek, Inc.	275,118	0.3
44,999		Taiwan Semiconductor Manufacturing Co., Ltd. - SP ADR	1,005,727	1.3
			1,280,845	1.6

		United Kingdom: 10.5%
311,305		Barclays PLC	833,017	1.1
131,072		HSBC Holdings PLC	924,393	1.2
16,075		Imperial Tobacco Group PLC	870,396	1.1
187,888		J Sainsbury PLC	659,695	0.8
203,100		Kingfisher PLC	950,434	1.2
73,995		Rexam PLC	634,449	0.8
35,001		Rio Tinto PLC	858,291	1.1
105,700		RSA Insurance Group PLC	631,077	0.8
30,700		SSE PLC	637,009	0.8
393,267		Vodafone Group PLC	1,264,105	1.6
			8,262,866	10.5

		United States: 43.6%
17,223		AbbVie, Inc.	945,543	1.2
30,400		ADT Corp.	899,232	1.1
11,300		American Electric Power Co., Inc.	688,961	0.9
6,429		Amgen, Inc.	981,901	1.2
9,028		Apple, Inc.	878,786	1.1
18,150		Baxter International, Inc.	664,290	0.8
4,865		Bristol-Myers Squibb Co.	302,408	0.4
10,216		Caterpillar, Inc.	635,844	0.8
27,478		CenturyLink, Inc.	698,491	0.9
11,668		Chevron Corp.	1,008,932	1.3
51,169		Cisco Systems, Inc.	1,217,311	1.5
32,425		Citigroup, Inc.	1,380,656	1.8
23,800		ConAgra Foods, Inc.	991,032	1.3
7,889		Eli Lilly & Co.	624,020	0.8
38,800		EMC Corp.	961,076	1.2
52		Equinix, Inc.	16,150	0.0

Voya Global Equity Dividend Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United States: (continued)
13,737		Eversource Energy	$739,051	0.9
12,742		Exxon Mobil Corp.	991,965	1.3
70,621	L	Freeport-McMoRan, Inc.	324,857	0.4
37,900	L	Gap, Inc.	936,888	1.2
44,230		General Electric Co.	1,287,093	1.6
9,792		Intel Corp.	303,748	0.4
8,943		Johnson & Johnson	934,007	1.2
10,365		JPMorgan Chase & Co.	616,717	0.8
16,100		Las Vegas Sands Corp.	726,110	0.9
16,240		Macy's, Inc.	656,258	0.8
36,800		Mattel, Inc.	1,015,312	1.3
8,058		McDonald's Corp.	997,419	1.3
27,828		Metlife, Inc.	1,242,520	1.6
22,643		Microsoft Corp.	1,247,403	1.6
22,700		Mosaic Co.	547,070	0.7
52,056		Pfizer, Inc.	1,587,187	2.0
10,732		PNC Financial Services Group, Inc.	929,928	1.2
12,854		Procter & Gamble Co.	1,050,043	1.3
13,400		SanDisk Corp.	947,380	1.2
9,300		Schlumberger Ltd.	672,111	0.9
18,707	L	Seagate Technology	543,438	0.7
6,200		Stanley Black & Decker, Inc.	584,908	0.7
45,700		Symantec Corp.	906,688	1.1
7,300		Verizon Communications, Inc.	364,781	0.5
7,563		Verizon Communications, Inc. - VZC	375,969	0.5
14,600		Wal-Mart Stores, Inc.	968,856	1.2
			34,392,340	43.6

	Total Common Stock
	(Cost $86,469,356)		74,864,712	95.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.3%
	Securities Lending Collateralcc: 3.3%
1,000,000	Barclays Capital, Inc., Repurchase Agreement dated 01/29/16, 0.34%, due 02/01/16 (Repurchase Amount $1,000,028, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $1,020,000, due 02/15/16-11/15/45)	1,000,000	1.3
31,455	HSBC Securities USA, Repurchase Agreement dated 01/29/16, 0.30%, due 02/01/16 (Repurchase Amount $31,456, collateralized by various U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $32,084, due 02/22/16-07/15/37)	31,455	0.0
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 01/29/16, 0.39%, due 02/01/16 (Repurchase Amount $1,000,032, collateralized by various U.S. Government Securities, 1.375%-3.625%, Market Value plus accrued interest $1,020,000, due 03/31/20-02/15/44)	1,000,000	1.3
605,473	Nomura Securities, Repurchase Agreement dated 01/29/16, 0.36%, due 02/01/16 (Repurchase Amount $605,491, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $617,582, due 02/20/17-12/20/65)	605,473	0.7
		2,636,928	3.3

	Total Short-Term Investments
	(Cost $2,636,928)	2,636,928	3.3

	Total Investments in Securities (Cost $89,106,284)	$77,501,640	98.3
	Assets in Excess of Other Liabilities	1,315,771	1.7
	Net Assets	$78,817,411	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at January 31, 2016.

Voya Global Equity Dividend Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited) (Continued)

Cost for federal income tax purposes is $89,839,783.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$3,606,770
Gross Unrealized Depreciation	(15,944,913)

Net Unrealized Depreciation	$(12,338,143)

Sector Diversification	Percentage of Net Assets
Financials	20.7%
Information Technology	11.7
Health Care	11.3
Consumer Discretionary	10.5
Energy	9.9
Industrials	9.6
Consumer Staples	6.8
Telecommunication Services	5.5
Materials	5.2
Utilities	3.8
Short-Term Investments	3.3
Assets in Excess of Other Liabilities	1.7
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2016
Asset Table
Investments, at fair value
Common Stock
Belgium	$–	$308,642	$–	$308,642
Canada	2,944,261	–	–	2,944,261
France	–	8,229,611	–	8,229,611
Germany	–	1,110,271	–	1,110,271
Italy	–	2,600,160	–	2,600,160
Japan	561,734	5,624,074	–	6,185,808
Netherlands	–	2,071,295	–	2,071,295
Singapore	–	932,176	–	932,176
Spain	–	922,319	–	922,319
Sweden	–	1,320,142	–	1,320,142
Switzerland	–	4,303,976	–	4,303,976
Taiwan	1,005,727	275,118	–	1,280,845
United Kingdom	–	8,262,866	–	8,262,866
United States	34,016,371	375,969	–	34,392,340
Total Common Stock	38,528,093	36,336,619	–	74,864,712
Short-Term Investments	–	2,636,928	–	2,636,928
Total Investments, at fair value	$38,528,093	$38,973,547	$–	$77,501,640

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Global Perspectives® Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 99.9%
	Affiliated Investment Companies: 99.9%
109,776	Voya Corporate Leaders ® 100 Fund - Class R6	$1,787,160	5.1
636,858	Voya Global Bond Fund - Class R6	6,101,096	17.3
95,701	Voya Global Real Estate Fund - Class R6	1,787,687	5.1
707,758	Voya GNMA Income Fund - Class I	6,115,029	17.3
831,860	Voya High Yield Bond Fund - Class I	6,155,763	17.4
616,112	Voya Intermediate Bond Fund - Class R6	6,142,637	17.4
208,962	Voya International Core Fund - Class I	1,776,177	5.0
82,317	Voya MidCap Opportunities Fund - Class R6	1,787,918	5.1
220,905	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,795,954	5.1
131,327	Voya Small Company Fund - Class R6	1,796,551	5.1

	Total Mutual Funds
	(Cost $37,529,746)	35,245,972	99.9

	Assets in Excess of Other Liabilities	30,108	0.1
	Net Assets	$35,276,080	100.0

Cost for federal income tax purposes is $38,082,425.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$–
Gross Unrealized Depreciation	(2,836,453)

Net Unrealized Depreciation	$(2,836,453)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2016
Asset Table
Investments, at fair value
Mutual Funds	$35,245,972	$–	$–	$35,245,972
Total Investments, at fair value	$35,245,972	$–	$–	$35,245,972

Voya Global Perspectives® Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended January 31, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 10/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 1/31/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Corporate Leaders® 100 Fund - Class R6	$1,824,115	$210,516	$(74,411)	$(173,060)	$1,787,160	$32,174	$(2,670)	$-
Voya Global Bond Fund - Class R6	6,436,019	196,460	(534,019)	2,636	6,101,096	-	(40,411)	-
Voya Global Real Estate Fund - Class R6	1,824,735	186,142	(101,015)	(122,175)	1,787,687	12,894	225	-
Voya GNMA Income Fund - Class I	6,423,330	217,072	(540,984)	15,611	6,115,029	53,209	(1,260)	-
Voya High Yield Bond Fund - Class I	6,452,934	403,931	(350,909)	(350,193)	6,155,763	92,117	(33,149)	-
Voya Intermediate Bond Fund - Class R6	6,441,442	212,947	(492,289)	(19,463)	6,142,637	47,846	6,242	-
Voya International Core Fund - Class I	1,837,278	217,678	(81,575)	(197,204)	1,776,177	19,910	(14,854)	27,134
Voya MidCap Opportunities Fund - Class R6	1,832,184	328,461	(110,000)	(262,727)	1,787,918	-	(11,619)	142,526
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,845,927	269,855	(85,513)	(234,315)	1,795,954	26,321	(13,819)	-
Voya Small Company Fund - Class R6	1,829,793	513,691	(149,459)	(397,474)	1,796,551	4,451	(12,448)	253,152
	$36,747,757	$2,756,753	$(2,520,174)	$(1,738,364)	$35,245,972	$288,922	$(123,763)	$422,812

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Global Real Estate Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.3%
		Australia: 7.0%
15,716,635		GPT Group	$54,978,022	1.5
12,082,680		Investa Office Fund	33,793,467	0.9
30,170,505		Mirvac Group	41,195,243	1.1
15,395,046		Scentre Group	48,090,361	1.3
12,386,484		Vicinity Centres	25,787,079	0.7
7,509,070		Westfield Corp.	53,454,042	1.5
			257,298,214	7.0

		France: 7.8%
330,225		Gecina S.A.	42,449,303	1.2
468,887		Icade	33,322,512	0.9
2,334,978		Klepierre	101,202,132	2.7
439,662		Unibail-Rodamco SE	110,821,360	3.0
			287,795,307	7.8

		Germany: 3.4%
477,309		Deutsche Wohnen AG	12,583,755	0.4
1,093,958		LEG Immobilien AG	88,798,591	2.4
734,375		Vonovia SE	22,382,725	0.6
			123,765,071	3.4

		Hong Kong: 6.2%
10,891,000		Cheung Kong Property Holdings Ltd.	59,032,900	1.6
355,000		Henderson Land Development Co., Ltd.	1,933,708	0.1
5,586,094		Hongkong Land Holdings Ltd. - HKL	35,197,112	1.0
9,421,000		Link REIT	54,048,137	1.5
6,281,300		New World Development Ltd.	5,141,989	0.1
6,540,000		Sun Hung Kai Properties Ltd.	70,954,113	1.9
			226,307,959	6.2

		Japan: 10.9%
16,264		GLP J-Reit	15,838,457	0.4
31,670		Japan Retail Fund Investment Corp.	67,085,506	1.8
6,086		Kenedix Office Investment Corp.	30,837,577	0.8
5,164,223		Mitsubishi Estate Co., Ltd.	102,234,473	2.8
4,422,688		Mitsui Fudosan Co., Ltd.	104,113,986	2.8
15,252		Mori Hills REIT Investment Corp.	19,321,024	0.5
21,833		Nippon Prologis REIT, Inc.	38,857,109	1.1
17,555		Orix JREIT, Inc.	24,473,921	0.7
259		Sumitomo Realty & Development Co., Ltd.	7,260	0.0
			402,769,313	10.9

		Netherlands: 1.1%
582,909		Eurocommercial Properties NV	25,479,616	0.7
3,877,478		Nieuwe Steen Investments Funds NV	15,794,702	0.4
			41,274,318	1.1

		Spain: 0.2%
603,787	@	Hispania Activos Inmobiliarios SA	7,508,380	0.2

		Sweden: 0.5%
1,394,577		Hufvudstaden AB	19,217,338	0.5

		United Kingdom: 6.4%
5,081,272		British Land Co. PLC	53,828,265	1.5
630,785		Derwent London PLC	29,256,345	0.8
3,075,032		Great Portland Estates PLC	33,725,543	0.9
3,939,967		Hammerson PLC	32,915,078	0.9
4,470,412		Land Securities Group PLC	70,111,405	1.9
2,323,287		Safestore Holdings PLC	11,370,477	0.3
610,079		Unite Group PLC	5,610,530	0.1
			236,817,643	6.4

		United States: 55.8%
562,000		Alexandria Real Estate Equities, Inc.	44,499,160	1.2
645,608		AvalonBay Communities, Inc.	110,715,316	3.0
602,030		Boston Properties, Inc.	69,961,906	1.9
1,030,950		DCT Industrial Trust, Inc.	36,897,701	1.0
3,083,300		DDR Corp.	52,755,263	1.4
774,192		Digital Realty Trust, Inc.	61,997,295	1.7
627,100		Douglas Emmett, Inc.	18,549,618	0.5
2,055,700		Equity Residential	158,473,913	4.3
238,246		Essex Property Trust, Inc.	50,772,605	1.4
4,215,654		General Growth Properties, Inc.	118,206,938	3.2
1,038,600		Healthcare Realty Trust, Inc.	30,160,944	0.8
1,005,220		Healthcare Trust of America, Inc.	28,186,369	0.8
633,080		Highwoods Properties, Inc.	26,772,953	0.7
4,791,735		Host Hotels & Resorts, Inc.	66,365,530	1.8
971,300		Kilroy Realty Corp.	54,266,531	1.5
3,270,430		Kimco Realty Corp.	88,922,992	2.4
1,981,500		Paramount Group, Inc.	32,496,600	0.9
1,435,692		Pebblebrook Hotel Trust	35,059,599	1.0
411,800		Post Properties, Inc.	23,592,022	0.6
2,564,682		ProLogis, Inc.	101,227,999	2.8
503,824		Public Storage, Inc.	127,749,613	3.5
205,500		Regency Centers Corp.	14,876,145	0.4
1,198,020		Simon Property Group, Inc.	223,167,166	6.1
769,830		SL Green Realty Corp.	74,373,276	2.0
3,974,656		Spirit Realty Capital, Inc.	41,654,395	1.1
400,500		Sun Communities, Inc.	26,669,295	0.7
2,546,315		Sunstone Hotel Investors, Inc.	30,250,222	0.8
1,686,855		UDR, Inc.	60,035,169	1.6
4,914,800		VEREIT, Inc.	37,893,108	1.0
978,702		Vornado Realty Trust	86,575,979	2.4

Voya Global Real Estate Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
1,923,500	Welltower, Inc.	$119,680,170	3.3
		2,052,805,792	55.8

	Total Common Stock
	(Cost $2,810,433,689)	3,655,559,335	99.3

SHORT-TERM INVESTMENTS: 0.3%
	Mutual Funds: 0.3%
12,459,298	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.340%††
	(Cost $12,459,298)	12,459,298	0.3

	Total Short-Term Investments
	(Cost $12,459,298)	12,459,298	0.3

	Total Investments in Securities (Cost $2,822,892,987)	$3,668,018,633	99.6
	Assets in Excess of Other Liabilities	13,805,844	0.4
	Net Assets	$3,681,824,477	100.0

††	Rate shown is the 7-day yield as of January 31, 2016.

@	Non-income producing security.

Cost for federal income tax purposes is $2,985,541,081.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$874,978,128
Gross Unrealized Depreciation	(192,500,576)

Net Unrealized Appreciation	$682,477,552

REIT Diversification	Percentage of Net Assets
Retail REITs	27.6%
Office REITs	14.7
Diversified REITs	14.0
Residential REITs	11.6
Diversified Real Estate Activities	8.8
Specialized REITs	8.6
Real Estate Operating Companies	4.7
Industrial REITs	4.3
Hotels, Resorts & Cruise Lines	2.6
Real Estate Services	1.8
Real Estate Development	0.6
Assets in Excess of Other Liabilities*	0.7
Net Assets	100.0%

*	Includes short-term investments.

Voya Global Real Estate Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2016
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$257,298,214	$–	$257,298,214
France	–	287,795,307	–	287,795,307
Germany	–	123,765,071	–	123,765,071
Hong Kong	–	226,307,959	–	226,307,959
Japan	–	402,769,313	–	402,769,313
Netherlands	–	41,274,318	–	41,274,318
Spain	–	7,508,380	–	7,508,380
Sweden	–	19,217,338	–	19,217,338
United Kingdom	–	236,817,643	–	236,817,643
United States	2,052,805,792	–	–	2,052,805,792
Total Common Stock	2,052,805,792	1,602,753,543	–	3,655,559,335
Short-Term Investments	12,459,298	–	–	12,459,298
Total Investments, at fair value	$2,065,265,090	$1,602,753,543	$–	$3,668,018,633

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
Voya Global Value Advantage Fund	as of January 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.2%
		Australia: 0.8%
313,221		QBE Insurance Group Ltd.	$2,450,160	0.8

		China: 3.0%
12,100,000	@	China Hongxing Sports Ltd.	61,048	0.0
414,224		China Mobile Ltd.	4,549,911	1.5
866,000		China Overseas Land & Investment Ltd.	2,530,112	0.9
1,714,826		China Railway Construction Corp. Ltd.	1,722,131	0.6
			8,863,202	3.0

		Czech Republic: 0.9%
13,286		Komercni Banka AS	2,793,927	0.9

		Finland: 1.0%
64,497		Sampo OYJ	3,123,204	1.0

		France: 3.5%
17,341		LVMH Moet Hennessy Louis Vuitton SE	2,789,224	0.9
37,856		Renault S.A.	3,212,176	1.1
102,964		Total S.A.	4,573,733	1.5
			10,575,133	3.5

		Germany: 3.5%
41,616		BASF SE	2,773,826	0.9
44,172		Deutsche Boerse AG	3,769,291	1.3
42,201		Siemens AG	4,044,936	1.3
			10,588,053	3.5

		Ireland: 2.1%
81,266		Medtronic PLC	6,169,715	2.1

		Japan: 7.7%
59,900		Denso Corp.	2,583,367	0.9
190,858		LIXIL Group Corp.	4,028,090	1.4
184,814		Mitsubishi Corp.	2,962,556	1.0
113,600		NKSJ Holdings, Inc.	3,369,010	1.1
230,300		Panasonic Corp.	2,162,554	0.7
1,032,000		Sumitomo Mitsui Trust Holdings, Inc.	3,299,715	1.1
75,210		Toyota Motor Corp.	4,529,865	1.5
			22,935,157	7.7

		Netherlands: 4.6%
63,649		Koninklijke DSM NV	3,085,179	1.1
138,054		Koninklijke Philips NV	3,676,322	1.2
98,813		NN Group NV	3,347,667	1.1
82,658	L	Royal Dutch Shell PLC - Class A ADR	3,631,166	1.2
			13,740,334	4.6

		South Korea: 0.8%
14,351		SK Telecom Co., Ltd.	2,517,331	0.8

		Spain: 1.1%
166,640		Gas Natural SDG S.A.	3,273,467	1.1

		Sweden: 0.9%
288,261		Volvo AB - B Shares	2,618,232	0.9

		Switzerland: 4.5%
61,118		Nestle S.A.	4,502,711	1.5
8,136		Partners Group	2,934,287	1.0
22,611		Roche Holding AG	5,856,799	2.0
			13,293,797	4.5

		Taiwan: 1.2%
163,161		Taiwan Semiconductor Manufacturing Co., Ltd. - SP ADR	3,646,648	1.2

		United Kingdom: 5.0%
149,720		Admiral Group PLC	3,804,083	1.3
63,833		AstraZeneca PLC	4,110,264	1.4
144,552		Diageo PLC	3,891,583	1.3
17,951	L	Shire PLC ADR	3,021,153	1.0
			14,827,083	5.0

		United States: 53.6%
67,408		AbbVie, Inc.	3,700,699	1.2
7,535	@	Amazon.com, Inc.	4,423,045	1.5
39,127		American Electric Power Co., Inc.	2,385,573	0.8
92,838		Apple, Inc.	9,036,851	3.0
108,945		AT&T, Inc.	3,928,557	1.3
85,274		BB&T Corp.	2,785,049	0.9
40,052		Boeing Co.	4,811,447	1.6
47,098		Bristol-Myers Squibb Co.	2,927,612	1.0
221,416		Cisco Systems, Inc.	5,267,487	1.8
70,437		Coach, Inc.	2,609,691	0.9
78,679		Dow Chemical Co.	3,304,518	1.1
30,813		Dr Pepper Snapple Group, Inc.	2,891,492	1.0
77,680		Exxon Mobil Corp.	6,047,388	2.0
170,985		General Electric Co.	4,975,663	1.7
48,514		Gilead Sciences, Inc.	4,026,662	1.4
43,818		Hasbro, Inc.	3,254,801	1.1
44,527		Home Depot, Inc.	5,599,715	1.9
170,533		Intel Corp.	5,289,934	1.8
106,055		JPMorgan Chase & Co.	6,310,272	2.1
38,180		Kimberly-Clark Corp.	4,903,076	1.6
59,060		Kraft Heinz Co.	4,610,224	1.5
74,689		Liberty Property Trust	2,189,881	0.7
45,485		McDonald's Corp.	5,630,133	1.9
85,752	L	Microchip Technology, Inc.	3,842,547	1.3
152,614		Microsoft Corp.	8,407,505	2.8
19,923		Mid-America Apartment Communities, Inc.	1,869,176	0.6
63,356		Nike, Inc.	3,928,706	1.3
36,485		Occidental Petroleum Corp.	2,511,262	0.8
73,776		PG&E Corp.	4,051,040	1.4
50,970		PepsiCo, Inc.	5,061,321	1.7
56,449		Philip Morris International, Inc.	5,080,974	1.7
36,596		Prudential Financial, Inc.	2,564,648	0.9
57,328		Schlumberger Ltd.	4,143,095	1.4

PORTFOLIO OF INVESTMENTS
Voya Global Value Advantage Fund	as of January 31, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
18,239	Simon Property Group, Inc.	$3,397,561	1.1
41,119	UnitedHealth Group, Inc.	4,735,264	1.6
42,945	Valero Energy Corp.	2,914,677	1.0
132,922	Wells Fargo & Co.	6,676,672	2.2
		160,094,218	53.6

	Total Common Stock
	(Cost $288,053,902)	281,509,661	94.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.6%
	Securities Lending Collateralcc: 2.4%
265,562	Bank of Nova Scotia, Repurchase Agreement dated 01/29/16, 0.36%, due 02/01/16 (Repurchase Amount $265,570, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-4.500%, Market Value plus accrued interest $270,534, due 02/04/16-11/20/45)	265,562	0.1
1,657,141	Barclays Capital, Inc., Repurchase Agreement dated 01/29/16, 0.34%, due 02/01/16 (Repurchase Amount $1,657,187, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $1,690,284, due 02/15/16-11/15/45)	1,657,141	0.6
1,657,141	Daiwa Capital Markets, Repurchase Agreement dated 01/29/16, 0.38%, due 02/01/16 (Repurchase Amount $1,657,193, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $1,690,284, due 03/23/16-02/01/49)	1,657,141	0.6
83,244	HSBC Securities USA, Repurchase Agreement dated 01/29/16, 0.30%, due 02/01/16 (Repurchase Amount $83,246, collateralized by various U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $84,909, due 02/22/16-07/15/37)	83,244	0.0
1,657,141	Millenium Fixed Income Ltd., Repurchase Agreement dated 01/29/16, 0.39%, due 02/01/16 (Repurchase Amount $1,657,194, collateralized by various U.S. Government Securities, 1.375%-3.625%, Market Value plus accrued interest $1,690,284, due 03/31/20-02/15/44)	1,657,141	0.5
1,657,141	Nomura Securities, Repurchase Agreement dated 01/29/16, 0.36%, due 02/01/16 (Repurchase Amount $1,657,190, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,690,284, due 02/20/17-12/20/65)	1,657,141	0.6
		6,977,370	2.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.2%
9,627,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.340%††
	(Cost $9,627,000)	9,627,000	3.2

	Total Short-Term Investments
	(Cost $16,604,370)	16,604,370	5.6

	Total Investments in Securities (Cost $304,658,272)	$298,114,031	99.8
	Assets in Excess of Other Liabilities	581,694	0.2
	Net Assets	$298,695,725	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

PORTFOLIO OF INVESTMENTS
Voya Global Value Advantage Fund	as of January 31, 2016 (Unaudited) (Continued)

††	Rate shown is the 7-day yield as of January 31, 2016.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at January 31, 2016.

Cost for federal income tax purposes is $304,915,321.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$15,634,372
Gross Unrealized Depreciation	(22,435,662)

Net Unrealized Depreciation	$(6,801,290)

Sector Diversification	Percentage of Net Assets
Financials	19.0%
Consumer Discretionary	13.7
Information Technology	11.9
Health Care	11.7
Consumer Staples	10.3
Industrials	9.7
Energy	7.9
Telecommunication Services	3.6
Utilities	3.3
Materials	3.1
Short-Term Investments	5.6
Assets in Excess of Other Liabilities	0.2
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2016
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$2,450,160	$–	$2,450,160
China	–	8,802,154	61,048	8,863,202
Czech Republic	–	2,793,927	–	2,793,927
Finland	–	3,123,204	–	3,123,204
France	–	10,575,133	–	10,575,133
Germany	–	10,588,053	–	10,588,053
Ireland	6,169,715	–	–	6,169,715
Japan	–	22,935,157	–	22,935,157
Netherlands	3,631,166	10,109,168	–	13,740,334
South Korea	–	2,517,331	–	2,517,331
Spain	–	3,273,467	–	3,273,467
Sweden	–	2,618,232	–	2,618,232
Switzerland	–	13,293,797	–	13,293,797
Taiwan	3,646,648	–	–	3,646,648
United Kingdom	3,021,153	11,805,930	–	14,827,083
United States	160,094,218	–	–	160,094,218
Total Common Stock	176,562,900	104,885,713	61,048	281,509,661
Short-Term Investments	9,627,000	6,977,370	–	16,604,370
Total Investments, at fair value	$186,189,900	$111,863,083	$61,048	$298,114,031
Other Financial Instruments+
Futures	32,932	–	–	32,932
Total Assets	$186,222,832	$111,863,083	$61,048	$298,146,963

PORTFOLIO OF INVESTMENTS
Voya Global Value Advantage Fund	as of January 31, 2016 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2016
Liabilities Table
Other Financial Instruments+
Futures	$(11,438)	$–	$–	$(11,438)
Total Liabilities	$(11,438)	$–	$–	$(11,438)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At January 31, 2016, the following futures contracts were outstanding for Voya Global Value Advantage Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI EAFE Index	15	03/18/16	$1,201,200	$12,645
Mini MSCI Emerging Markets Index	104	03/18/16	3,888,560	(11,438)
S&P 500 E-Mini	12	03/18/16	1,158,060	20,287
			$6,247,820	$21,494

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of January 31, 2016 was as follows:

		Fair Value
Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$32,932
Total Asset Derivatives		$32,932

Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$11,438
Total Liability Derivatives		$11,438

Voya International Core Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 93.4%
		Brazil: 0.2%
100,790		BB Seguridade Participacoes SA	$582,847	0.2

		Canada: 5.8%
123,440		Canadian National Railway Co.	6,692,318	2.1
93,120		Imperial Oil Ltd.	2,854,953	0.9
88,400		Magna International, Inc.	3,071,188	1.0
169,930		TransCanada Corp.	5,901,274	1.8
			18,519,733	5.8

		China: 4.2%
67,959	@	Alibaba Group Holding Ltd. ADR	4,555,292	1.4
12,678	@	Baidu, Inc. ADR	2,069,937	0.7
654,000		China Life Insurance Co., Ltd.	1,585,602	0.5
2,566,000		CNOOC Ltd.	2,615,347	0.8
764,000		PICC Property & Casualty Co., Ltd.	1,306,865	0.4
310,000		ENN Energy Holdings Ltd.	1,397,803	0.4
			13,530,846	4.2

		Denmark: 0.4%
42,347	@	H Lundbeck A/S	1,375,457	0.4

		France: 10.3%
80,257		BNP Paribas	3,801,899	1.2
59,799		Essilor International SA	7,418,734	2.3
70,042		Groupe Eurotunnel S.A.	804,870	0.2
25,824		LVMH Moet Hennessy Louis Vuitton SE	4,153,679	1.3
70,851		Schneider Electric SE	3,780,291	1.2
167,037		Total S.A.	7,419,900	2.3
19,089		Unibail-Rodamco SE	4,811,580	1.5
6,471		Valeo SA	840,826	0.3
			33,031,779	10.3

		Germany: 7.5%
23,777		Adidas AG	2,448,367	0.8
79,814		Beiersdorf AG	7,366,312	2.3
50,566		Brenntag AG	2,481,144	0.8
11,996		Continental AG	2,517,316	0.8
87,616		Deutsche Telekom AG	1,525,639	0.5
51,777	@	Schaeffler AG	820,032	0.2
225,450		Vonovia SE	6,871,401	2.1
			24,030,211	7.5

		Greece: 0.6%
702,658	@	Alpha Bank AE	1,425,088	0.4
704,793	@	Eurobank Ergasias SA	585,946	0.2
			2,011,034	0.6

		Hong Kong: 0.8%
111,126		Hong Kong Exchanges and Clearing Ltd.	2,462,623	0.8

		India: 3.9%
372,126		Bharti Infratel Ltd.	1,992,878	0.6
18,862		Divis Laboratories Ltd.	318,494	0.1
22,190		HDFC Bank Ltd. ADR	1,338,723	0.4
1,377,585		ICICI Bank Ltd.	4,691,946	1.5
28,113		Maruti Suzuki India Ltd.	1,703,840	0.5
219,863		Power Grid Corp. of India Ltd.	480,733	0.2
56,851		Tata Consultancy Services Ltd.	2,010,927	0.6
			12,537,541	3.9

		Italy: 4.5%
163,179		Assicurazioni Generali S.p.A.	2,450,080	0.8
70,613		Banca Generali SpA	1,925,930	0.6
181,246		FinecoBank Banca Fineco SpA	1,408,618	0.4
1,103,616		Intesa Sanpaolo SpA - ISP	3,144,373	1.0
59,804		Luxottica Group S.p.A.	3,738,229	1.2
275,825		Snam Rete Gas S.p.A.	1,547,609	0.5
			14,214,839	4.5

		Japan: 15.8%
162,250		Asics Corp.	3,012,214	0.9
62,160		Daito Trust Construction Co., Ltd.	7,902,772	2.5
25,700		Daiwa House Industry Co., Ltd.	725,591	0.2
64,500		Eisai Co., Ltd.	3,898,650	1.2
834,000		NEC Corp.	2,208,878	0.7
199,900		Nippon Telegraph & Telephone Corp.	8,510,267	2.7
53,400		Olympus Corp.	2,082,273	0.7
47,800		Omron Corp.	1,242,296	0.4
32,800		Ono Pharmaceutical Co., Ltd.	5,286,147	1.7
19,200		Osaka Securities Exchange Co. Ltd.	272,965	0.1
144,510		Seven & I Holdings Co., Ltd.	6,445,503	2.0
77,600		Sumitomo Mitsui Financial Group, Inc.	2,603,372	0.8
96,870		T&D Holdings, Inc.	1,108,461	0.3
74,300		Takeda Pharmaceutical Co., Ltd.	3,597,888	1.1
45,047		Tokio Marine Holdings, Inc.	1,611,766	0.5
			50,509,043	15.8

		Netherlands: 7.0%
48,530	@	AerCap Holdings NV	1,490,356	0.5
96,338		Airbus Group SE	6,059,248	1.9
67,382	@	NXP Semiconductor NV - NXPI - US	5,038,826	1.6
218,580		Unilever NV	9,682,201	3.0
			22,270,631	7.0

		South Korea: 1.3%
135,473		SK Hynix, Inc.	3,126,855	1.0

Voya International Core Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea: (continued)
20,889	@ Korea Electric Power Corp.	$916,991	0.3
		4,043,846	1.3

	Spain: 2.4%
910,940	CaixaBank SA	2,767,656	0.9
150,155	@ Industria de Diseno Textil SA	4,941,462	1.5
		7,709,118	2.4

	Sweden: 2.0%
200,336	Assa Abloy AB	4,246,149	1.4
60,670	Hennes & Mauritz AB	1,986,774	0.6
		6,232,923	2.0

	Switzerland: 5.6%
34,126	Cie Financiere Richemont SA	2,218,051	0.7
48,251	Julius Baer Group Ltd.	2,048,102	0.6
101,873	Novartis AG	7,892,453	2.5
16,366	Roche Holding AG	4,239,192	1.3
90,472	UBS Group AG	1,495,065	0.5
		17,892,863	5.6

	Taiwan: 2.7%
1,983,000	Taiwan Semiconductor Manufacturing Co., Ltd.	8,538,659	2.7

	United Kingdom: 15.4%
141,313	AstraZeneca PLC	9,099,270	2.8
192,667	BHP Billiton PLC	1,870,833	0.6
572,488	Sky PLC	8,857,942	2.8
124,157	Compass Group PLC	2,136,739	0.7
147,990	CRH PLC - London	3,944,735	1.2
18,356	Derwent London PLC	851,367	0.3
244,102	Diageo PLC	6,571,636	2.1
46,235	Hikma Pharmaceuticals PLC	1,334,522	0.4
245,381	International Consolidated Airlines Group SA	1,897,460	0.6
56,085	Schroders PLC	2,191,324	0.7
401,486	Smith & Nephew PLC	6,687,903	2.1
168,952	WPP PLC	3,674,303	1.1
		49,118,034	15.4

	United States: 3.0%
54,678	Anheuser-Busch InBev Worldwide, Inc.	6,876,626	2.2
95,240	@ Markit Ltd.	2,701,006	0.8
		9,577,632	3.0

	Total Common Stock
	(Cost $314,060,378)	298,189,659	93.4

SHORT-TERM INVESTMENTS: 3.7%
	Mutual Funds: 3.7%
11,850,375	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.340%††
	(Cost $11,850,375)	$11,850,375	3.7

	Total Short-Term Investments
	(Cost $11,850,375)	11,850,375	3.7

	Total Investments in Securities (Cost $325,910,753)	$310,040,034	97.1
	Assets in Excess of Other Liabilities	9,284,937	2.9
	Net Assets	$319,324,971	100.0

††	Rate shown is the 7-day yield as of January 31, 2016.
@	Non-income producing security.
ADR	American Depositary Receipt

Cost for federal income tax purposes is $327,506,108.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$11,624,346
Gross Unrealized Depreciation	(29,090,420)

Net Unrealized Depreciation	$(17,466,074)

Sector Diversification	Percentage of Net Assets
Financials	20.2%
Health Care	16.6
Consumer Discretionary	14.4
Consumer Staples	11.6
Industrials	9.6
Information Technology	9.1
Energy	5.8
Telecommunication Services	3.8
Materials	1.8
Utilities	0.5
Short-Term Investments	3.7
Assets in Excess of Other Liabilities	2.9
Net Assets	100.0%

Voya International Core Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2016
Asset Table
Investments, at fair value
Common Stock
Brazil	$582,847	$–	$–	$582,847
Canada	18,519,733	–	–	18,519,733
China	6,625,229	6,905,617	–	13,530,846
Denmark	–	1,375,457	–	1,375,457
France	–	33,031,779	–	33,031,779
Germany	820,032	23,210,179	–	24,030,211
Greece	–	2,011,034	–	2,011,034
Hong Kong	–	2,462,623	–	2,462,623
India	1,338,723	11,198,818	–	12,537,541
Italy	–	14,214,839	–	14,214,839
Japan	–	50,509,043	–	50,509,043
Netherlands	16,211,383	6,059,248	–	22,270,631
South Korea	–	4,043,846	–	4,043,846
Spain	–	7,709,118	–	7,709,118
Sweden	–	6,232,923	–	6,232,923
Switzerland	–	17,892,863	–	17,892,863
Taiwan	–	8,538,659	–	8,538,659
United Kingdom	–	49,118,034	–	49,118,034
United States	2,701,006	6,876,626	–	9,577,632
Total Common Stock	46,798,953	251,390,706	–	298,189,659
Short-Term Investments	11,850,375	–	–	11,850,375
Total Investments, at fair value	$58,649,328	$251,390,706	$–	$310,040,034

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya International Real Estate Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.6%
		Australia: 14.3%
1,642,402		Aventus Retail Property Fund Ltd.	$2,336,441	0.5
4,075,039		Investa Office Fund	11,397,281	2.2
7,377,873		Mirvac Group	10,073,854	2.0
4,972,065		Peet Ltd.	3,707,814	0.7
7,122,377		Scentre Group	22,248,565	4.4
3,218,150		Westfield Corp.	22,908,712	4.5
			72,672,667	14.3

		Canada: 2.6%
259,700		Allied Properties Real Estate Investment Trust	6,173,182	1.2
319,600		Smart Real Estate Investment Trust	7,063,185	1.4
			13,236,367	2.6

		China: 2.0%
1,786,000		China Overseas Land & Investment Ltd.	5,217,990	1.0
2,034,000		China Resources Land Ltd.	5,026,793	1.0
			10,244,783	2.0

		France: 9.7%
35,571		Gecina S.A.	4,572,531	0.9
76,490		Icade	5,435,934	1.1
313,097		Klepierre	13,570,185	2.6
102,483		Unibail-Rodamco SE	25,831,902	5.1
			49,410,552	9.7

		Germany: 9.6%
183,217	#,@	ADO Properties SA	5,117,755	1.0
235,702		Alstria Office REIT-AG	2,936,349	0.6
131,271		Deutsche Euroshop AG	5,614,328	1.1
472,310		Deutsche Wohnen AG	12,451,962	2.4
122,292		LEG Immobilien AG	9,926,667	2.0
421,957		Vonovia SE	12,860,660	2.5
			48,907,721	9.6

		Hong Kong: 12.3%
4,789,000		Cheung Kong Property Holdings Ltd.	25,957,998	5.1
1,744,000		Kerry Properties Ltd.	4,036,338	0.8
1,951,200		Link REIT	11,194,005	2.2
1,984,490		Sun Hung Kai Properties Ltd.	21,530,234	4.2
			62,718,575	12.3

		Ireland: 0.7%
1,825,326		Green REIT plc	2,956,162	0.6
526,648		Hibernia REIT plc	738,246	0.1
			3,694,408	0.7

		Italy: 0.5%
3,813,838		Beni Stabili S.p.A.	2,576,794	0.5

		Japan: 25.0%
5,433		Fukuoka REIT Corp.	8,880,981	1.8
15,892		Invincible Investment Corp.	9,753,942	1.9
1,060		Japan Real Estate Investment Corp.	5,630,716	1.1
4,385		Japan Retail Fund Investment Corp.	9,288,599	1.8
2,755		Kenedix Office Investment Corp.	13,959,501	2.7
2,844		Kenedix Retail REIT Corp.	5,781,229	1.1
1,483,300		Mitsubishi Estate Co., Ltd.	29,364,416	5.8
638,277		Mitsui Fudosan Co., Ltd.	15,025,605	3.0
5,629		Mori Hills REIT Investment Corp.	7,130,740	1.4
2,099		Nippon Prologis REIT, Inc.	3,735,679	0.7
515,500		Sumitomo Realty & Development Co., Ltd.	14,450,640	2.8
411,700		Tokyo Tatemono Co., Ltd.	4,429,213	0.9
			127,431,261	25.0

		Netherlands: 1.4%
118,400		Eurocommercial Properties NV	5,175,399	1.0
499,182		Nieuwe Steen Investments Funds NV	2,033,391	0.4
			7,208,790	1.4

		Singapore: 2.3%
3,199,300		Ascendas Real Estate Investment Trust	5,245,853	1.0
1,344,500		City Developments Ltd.	6,595,274	1.3
			11,841,127	2.3

		Spain: 1.1%
307,650	@	Hispania Activos Inmobiliarios SA	3,825,775	0.8
129,982	@	Merlin Properties Socimi SA	1,509,482	0.3
			5,335,257	1.1

		Sweden: 3.2%
470,687		Castellum AB	7,017,294	1.4
358,344		Fabege AB	5,555,593	1.1
278,811		Hufvudstaden AB	3,842,029	0.7
			16,414,916	3.2

		Switzerland: 0.8%
46,348		PSP Swiss Property AG	3,949,572	0.8

		United Kingdom: 13.1%
1,265,895		British Land Co. PLC	13,410,211	2.6
490,261		Capital & Counties Properties PLC	2,594,330	0.5
57,671		Derwent London PLC	2,674,830	0.5
449,066		Great Portland Estates PLC	4,925,150	1.0
718,345		Hammerson PLC	6,001,162	1.2
986,331		Land Securities Group PLC	15,469,056	3.0
789,963		Safestore Holdings PLC	3,866,184	0.8
967,516		Segro PLC	6,071,723	1.2

Voya International Real Estate Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom: (continued)
161,833	Shaftesbury PLC	$1,942,720	0.4
586,062	ST Modwen Properties PLC	3,245,805	0.6
439,643	Unite Group PLC	4,043,133	0.8
233,451	Workspace Group PLC	2,693,174	0.5
		66,937,478	13.1

	Total Common Stock (Cost $461,059,798)	502,580,268	98.6

WARRANTS: 0.0%
	Hong Kong: 0.0%
955,000	@ Sun Hung Kai Properties Ltd.	46,027	0.0

	Total Warrants (Cost $1,065,671)	46,027	0.0

	Total Investments in Securities (Cost $462,125,469)	$502,626,295	98.6
	Assets in Excess of Other Liabilities	7,148,778	1.4
	Net Assets	$509,775,073	100.0

#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.

Cost for federal income tax purposes is $486,929,721.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$54,350,025
Gross Unrealized Depreciation	(38,653,451)

Net Unrealized Appreciation	$15,696,574

REIT Diversification	Percentage of Net Assets
Retail REITs	22.8%
Diversified REITs	19.4
Diversified Real Estate Activities	18.3
Real Estate Operating Companies	13.3
Office REITs	13.0
Real Estate Development	6.4
Industrial REITs	3.5
Residential REITs	1.9
Assets in Excess of Other Liabilities	1.4
Net Assets	100.0%

Voya International Real Estate Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2016
Asset Table
Investments, at fair value
Common Stock
Australia	$2,336,441	$70,336,226	$–	$72,672,667
Canada	13,236,367	–	–	13,236,367
China	–	10,244,783	–	10,244,783
France	–	49,410,552	–	49,410,552
Germany	8,054,104	40,853,617	–	48,907,721
Hong Kong	–	62,718,575	–	62,718,575
Ireland	3,694,408	–	–	3,694,408
Italy	–	2,576,794	–	2,576,794
Japan	–	127,431,261	–	127,431,261
Netherlands	–	7,208,790	–	7,208,790
Singapore	–	11,841,127	–	11,841,127
Spain	–	5,335,257	–	5,335,257
Sweden	–	16,414,916	–	16,414,916
Switzerland	–	3,949,572	–	3,949,572
United Kingdom	–	66,937,478	–	66,937,478
Total Common Stock	27,321,320	475,258,948	–	502,580,268
Warrants	46,027	–	–	46,027
Total Investments, at fair value	$27,367,347	$475,258,948	$–	$502,626,295

(1)	For the period ended January 31, 2016, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At January 31, 2016, securities valued at $9,045,956 and $3,485,037 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.2%
		Argentina: 0.3%
87,200	@	Arcos Dorados Holdings, Inc.	$249,392	0.1
28,800	@	IRSA Inversiones y Representaciones SA ADR	321,984	0.2
			571,376	0.3

		Brazil: 6.8%
117,500		American Banknote SA	1,171,533	0.5
284,741	@	B2W Cia Digital	943,964	0.4
206,640		Banco do Brasil SA	715,527	0.3
164,100		Banco Santander Brasil SA ADR	525,120	0.2
266,600		BB Seguridade Participacoes SA	1,541,691	0.7
60,900		Braskem SA ADR	730,191	0.3
37,000		BRF SA ADR	448,810	0.2
28,000		Cia Brasileira de Distribuicao ADR	267,400	0.1
128,180		Estacio Participacoes SA	375,266	0.2
229,800	@	Gol Linhas Aereas Inteligentes SA ADR	126,390	0.1
236,500	@	Hypermarcas SA	1,321,510	0.6
430,575		Itau Unibanco Holding SA ADR	2,708,317	1.2
122,910		JBS SA	331,873	0.2
141,620		MRV Engenharia e Participacoes SA	323,972	0.1
13,300		Ouro Fino Saude Animal Participacoes SA	119,706	0.1
226,500	@	Petroleo Brasileiro SA ADR	785,955	0.4
48,525	@	Rumo Logistica Operadora Multimodal SA	22,929	0.0
75,100		Smiles SA	534,739	0.2
25,000		Sul America SA	112,943	0.1
101,700		Telefonica Brasil SA ADR	886,824	0.4
56,000		Tim Participacoes SA ADR	442,960	0.2
340,359		Tim Participacoes SA	542,049	0.2
63,900		Vale SA ADR	156,555	0.1
			15,136,224	6.8

		Cayman Islands: 0.1%
25,001		Chlitina Holding Ltd.	246,450	0.1

		Chile: 0.2%
29,300		Sociedad Quimica y Minera de Chile SA ADR	475,539	0.2

		China: 27.7%
65,000		AAC Technologies Holdings, Inc.	416,473	0.2
10,700	@	Alibaba Group Holding Ltd. ADR	717,221	0.3
167,000		Anta Sports Products Ltd.	403,705	0.2
31,100	@	Baidu, Inc. ADR	5,077,697	2.3
3,765,000		Bank of China Ltd.	1,474,266	0.7
500,000		Beijing Capital International Airport Co., Ltd.	454,243	0.2
1,115,000		Beijing Enterprises Water Group Ltd.	556,391	0.2
992,000		Belle International Holdings Ltd.	668,373	0.3
690,000		Boer Power Holdings Ltd.	1,204,418	0.5
1,018,000	@	CAR, Inc.	1,279,475	0.6
1,594,000	@	China Citic Bank	933,423	0.4
4,733,000		China Construction Bank	2,889,473	1.3
988,000		China Everbright Bank Co. Ltd.	465,421	0.2
255,000		China Lesso Group Holdings Ltd.	138,780	0.1
340,000		China Medical System Holdings Ltd.	399,706	0.2
370,000		China Mengniu Diary Co., Ltd.	516,187	0.2
533,500		China Merchants Bank Co., Ltd.	1,037,057	0.5
37,200		China Mobile Ltd. ADR	2,028,516	0.9
369,500		China Mobile Ltd.	4,058,655	1.8
394,000		China Overseas Land & Investment Ltd.	1,151,113	0.5
1,827,650		China Petroleum & Chemical Corp.	1,032,509	0.5
276,000		China Railway Construction Corp. Ltd.	277,176	0.1
264,600		China Vanke Co. Ltd.	606,085	0.3
3,846,000		Chongqing Rural Commercial Bank Co. Ltd.	1,968,563	0.9
1,125,000		CNOOC Ltd.	1,146,635	0.5
1,430,000		Geely Automobile Holdings Ltd.	615,625	0.3
1,704,000		GOME Electrical Appliances Holdings Ltd.	238,854	0.1
513,000		Great Wall Motor Co. Ltd.	396,075	0.2
624,000		Huadian Power International Co.	373,023	0.2
428,000		Huaneng Power International, Inc.	352,138	0.2
1,473,000		Industrial & Commercial Bank of China	766,610	0.3
114,000	@	JD.com, Inc. ADR	2,967,420	1.3
746,000		Jiangnan Group Ltd.	111,138	0.1
470,000		Lee & Man Paper Manufacturing Ltd.	266,357	0.1
6,568		NetEase, Inc. ADR	1,025,528	0.5
6,100		PetroChina Co., Ltd. ADR	372,832	0.2
793,000		Phoenix Healthcare Group Co. Ltd.	685,980	0.3
682,000		PICC Property & Casualty Co., Ltd.	1,166,599	0.5
409,000		Ping An Insurance Group Co. of China Ltd.	1,853,035	0.8

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
10,900	@	Qunar Cayman Islands Ltd. ADR	$480,472	0.2
120,600		Shanghai Pharmaceuticals Holding Co. Ltd.	233,637	0.1
326,000		Shenzhen Expressway Co. Ltd.	260,484	0.1
45,000		Shenzhou International Group Holdings Ltd.	241,295	0.1
50,900	@	Sina Corp.	2,338,855	1.1
738,000		Sino Biopharmaceutical Ltd.	508,546	0.2
196,400		Sinopharm Group Co.	697,633	0.3
488,000		Skyworth Digital Holdings Ltd.	253,583	0.1
63,900	@	Sohu.com, Inc.	3,219,921	1.4
110,000		Sunny Optical Technology Group Co. Ltd.	236,084	0.1
287,200		Tencent Holdings Ltd.	5,395,540	2.4
408,000		Tingyi Cayman Islands Holding Corp.	466,143	0.2
184,000		Travelsky Technology Ltd.	281,013	0.1
38,540	@	Trina Solar Ltd. ADR	353,797	0.2
188,000		Tsingtao Brewery Co., Ltd.	671,303	0.3
2,144,600		Uni-President China Holdings Ltd.	1,391,537	0.6
25,200	@	Vipshop Holdings Ltd. ADR	323,568	0.1
18,500	@	Weibo Corp. ADR	281,570	0.1
113,000		Xinjiang Goldwind Science & Technology Co. Ltd.	147,922	0.1
3,692,000		Xinyi Solar Holdings Ltd.	1,186,510	0.5
400,000		Zhejiang Expressway Co., Ltd.	350,800	0.2
189,200		ZTE Corp.	343,828	0.2
			61,756,816	27.7

		Cyprus: 0.3%
56,090		QIWI Plc ADR	724,122	0.3

		Egypt: 0.4%
153,090		Commercial International Bank	615,093	0.3
94,087		Commercial International Bank Egypt SAE GDR	362,235	0.1
			977,328	0.4

		Georgia: 0.3%
22,072		Bank of Georgia Holdings PLC	558,834	0.3

		Hong Kong: 2.0%
208,000		AIA Group Ltd.	1,156,369	0.5
4,336,000		EVA Precision Industrial Holdings Ltd.	622,437	0.3
81,000		Galaxy Entertainment Group Ltd.	254,479	0.1
3,025,000	L	REXLot Holdings Ltd.	148,512	0.1
208,250		Shenzhen International Holdings Ltd.	327,198	0.1
332,000		Techtronic Industries Co., Ltd.	1,259,675	0.6
1,166,000		Wasion Group Holdings Ltd.	723,551	0.3
			4,492,221	2.0

		Hungary: 0.9%
6,140		MOL Hungarian Oil & Gas PLC	298,537	0.1
23,360		OTP Bank Nyrt	496,932	0.2
66,312		Richter Gedeon Nyrt	1,294,123	0.6
			2,089,592	0.9

		India: 9.8%
137,540		Apollo Tyres Ltd.	301,052	0.1
241,806		Axis Bank Ltd.	1,466,869	0.7
56,230		Bharat Petroleum Corp. Ltd.	741,169	0.3
136,360		Cadila Healthcare Ltd.	614,171	0.3
22,590		Ceat Ltd.	315,018	0.2
623,000	@	Dish TV India Ltd.	843,305	0.4
113,199	@	Fortis Healthcare Ltd.	299,950	0.1
32,140		Glenmark Pharmaceuticals Ltd.	367,863	0.2
106,369		HCL Technologies Ltd.	1,364,593	0.6
65,980		Hindustan Petroleum Corp. Ltd.	796,390	0.4
67,430		Housing Development Finance Corp.	1,180,379	0.5
130,300		ICICI Bank Ltd. ADR	866,495	0.4
45,160		Jubilant Life Sciences Ltd.	233,768	0.1
106,810		LIC Housing Finance Ltd.	756,886	0.3
160,891		Adani Ports & Special Economic Zone, Ltd.	507,276	0.2
72,465		Phoenix Mills Ltd./The	320,276	0.1
111,617		Reliance Capital Ltd.	636,071	0.3
73,851		Reliance Industries Ltd. GDR	2,237,685	1.0
277,526		Reliance Industries Ltd.	4,256,686	1.9
61,023		Strides Arcolab Ltd.	1,056,718	0.5
121,841		Tata Chemicals Ltd.	638,277	0.3
71,310		VA Tech Wabag Ltd.	621,952	0.3
127,646		Yes Bank Ltd.	1,414,152	0.6
			21,837,001	9.8

		Indonesia: 1.2%
1,543,300		Astra International Tbk PT	733,758	0.3
1,805,500	@	Link Net Tbk PT	434,693	0.2
1,165,600		Matahari Department Store Tbk PT	1,368,400	0.6
555,900		Tambang Batubara Bukit Asam Persero Tbk PT	181,558	0.1
			2,718,409	1.2

		Kazakhstan: 0.2%
98,577		Halyk Savings Bank of Kazakhstan JSC GDR	414,023	0.2

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Kenya: 0.3%
4,400,000		Safaricom Ltd.	$650,977	0.3

		Malaysia: 0.1%
903,887		UEM Sunrise Bhd	215,836	0.1

		Mexico: 3.1%
51,100	@	America Movil SAB de CV ADR	722,554	0.3
69,259	@	Cemex SAB de CV ADR	313,743	0.1
9,900		Fomento Economico Mexicano SAB de CV ADR	938,718	0.4
104,800		Grupo Financiero Banorte	546,021	0.3
48,300		Grupo Financiero Santander Mexico SAB de CV ADR	370,461	0.2
106,700		Grupo Lala SAB de CV	252,841	0.1
56,200		Grupo Televisa SAB ADR	1,488,176	0.7
479,900		PLA Administradora Industrial S de RL de CV	766,242	0.3
277,400	@	Qualitas Controladora SAB de CV	305,881	0.1
192,800	@	Unifin Financiera SAPI de CV SOFOM ENR	564,441	0.3
222,699		Wal-Mart de Mexico SAB de CV	559,027	0.3
			6,828,105	3.1

		Nigeria: 0.1%
2,816,921		Guaranty Trust Bank PLC	237,717	0.1

		Peru: 0.6%
13,600		Credicorp Ltd.	1,378,496	0.6

		Philippines: 0.6%
1,016,950		Robinsons Retail Holdings, Inc.	1,266,936	0.6

		Poland: 0.8%
20,470		Eurocash SA	277,119	0.1
45,850		Polski Koncern Naftowy Orlen	703,162	0.3
273,211		Polskie Gornictwo Naftowe I Gazownictwo SA	348,698	0.2
274,019	@	Orange Polska SA	436,008	0.2
			1,764,987	0.8

		Russia: 5.2%
422,886		Gazprom PAO ADR	1,518,161	0.7
57,243		Lukoil PJSC ADR	1,941,682	0.9
8,188	@	Magnit OAO	1,249,910	0.6
964,044	@	Magnitogorsk Iron & Steel Works	244,518	0.1
24,136		MegaFon PJSC GDR	289,681	0.1
34,140		MMC Norilsk Nickel PJSC ADR	393,634	0.2
50,000		Mobile TeleSystems PJSC ADR	350,000	0.2
248,800	@	Moscow Exchange MICEX-RTS OAO	317,669	0.1
742,455	@	Raven Russia Ltd.	356,042	0.2
185,432		Rosneft Oil Co. GDR	666,310	0.3
381,198		Sberbank PAO ADR	2,115,649	0.9
41,990		Severstal OAO GDR	340,642	0.1
23,504		Tatneft PAO ADR	634,608	0.3
18,358	@	X5 Retail Group N.V. GDR	339,623	0.1
67,000	@	Yandex NV	899,140	0.4
			11,657,269	5.2

		South Africa: 3.5%
395,481		Life Healthcare Group Holdings Ltd.	873,577	0.4
20,132		Naspers Ltd.	2,544,144	1.1
246,620		Netcare Ltd.	524,754	0.2
61,130		Pick n Pay Stores Ltd.	226,214	0.1
27,070		Pioneer Foods Group Ltd.	225,909	0.1
109,316		Spar Group Ltd.	1,264,133	0.6
222,484		Steinhoff International Holdings NV	1,068,635	0.5
74,510		Truworths International Ltd.	462,766	0.2
32,864		Vodacom Group Pty Ltd.	301,524	0.1
69,380		Woolworths Holdings Ltd./South Africa	410,505	0.2
			7,902,161	3.5

		South Korea: 14.3%
1,750	@	BGF retail Co. Ltd.	315,340	0.1
390	@	Crown Confectionery Co. Ltd.	192,549	0.1
1,160		GS Home Shopping, Inc.	158,150	0.1
8,180		GS Retail Co. Ltd.	448,650	0.2
12,410	@	Hankook Tire Co. Ltd.	483,966	0.2
3,130		Lotte Chemical Corp.	727,971	0.3
38,520		SK Hynix, Inc.	889,081	0.4
7,030	@	Hyosung Corp.	643,841	0.3
74,540	@	Industrial Bank Of Korea	721,206	0.3
17,860	@	Kangwon Land, Inc.	616,895	0.3
23,570		KB Financial Group, Inc.	602,917	0.3
41,000		KB Financial Group, Inc. ADR	1,031,560	0.5
4,521		KCC Corp.	1,664,170	0.7
26,522		Kia Motors Corp.	1,006,985	0.4
18,600	@	Korea Electric Power Corp.	816,508	0.4
12,243		KT&G Corp.	1,056,928	0.5
31,640		LG Display Co., Ltd.	581,525	0.3
101,971		LG Uplus Corp.	827,008	0.4
789	@	Lotte Chilsung Beverage Co., Ltd.	1,436,728	0.6
599	@	Lotte Confectionery Co. Ltd.	1,208,092	0.5
82,672		Meritz Securities Co. Ltd.	255,632	0.1
4,240		NCSoft Corp.	834,707	0.4
8,316		Samsung Electronics Co., Ltd. GDR	3,946,070	1.8
4,836		Samsung Electronics Co., Ltd.	4,678,602	2.1

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Korea: (continued)
16,744		Samsung Life Insurance Co. Ltd.	$1,542,237	0.7
18,612		Shinhan Financial Group Co., Ltd.	601,593	0.3
1,307		SK Telecom Co., Ltd.	229,263	0.1
120,000		SK Telecom Co., Ltd. ADR	2,365,200	1.1
11,150		S-Oil Corp.	734,082	0.3
10,550	@	Coway Co., Ltd.	868,167	0.4
1,110	@	Yuhan Corp.	310,417	0.1
			31,796,040	14.3

		Spain: 0.4%
63,151		CIE Automotive SA	920,930	0.4

		Taiwan: 11.4%
1,790,000		Advanced Semiconductor Engineering, Inc.	1,922,765	0.9
40,000		Casetek Holdings Ltd.	207,546	0.1
334,000		Catcher Technology Co., Ltd.	2,485,062	1.1
793,000		Cathay Financial Holding Co., Ltd.	866,057	0.4
192,383		Chicony Electronics Co. Ltd.	399,476	0.2
619,000		InnoLux Display Corp.	176,916	0.1
178,250		Coretronic Corp.	140,086	0.1
202,000		Elite Material Co. Ltd.	351,279	0.2
49,580		Feng TAY Enterprise Co., Ltd.	266,677	0.1
161,000		FLEXium Interconnect, Inc.	387,963	0.2
698,000		Fubon Financial Holding Co., Ltd.	770,671	0.3
72,000		Grape King Bio Ltd.	395,028	0.2
457,284		Hon Hai Precision Industry Co., Ltd.	1,075,809	0.5
58,000		Hota Industrial Manufacturing Co. Ltd.	243,784	0.1
21,000		Largan Precision Co. Ltd.	1,507,239	0.7
139,000		MediaTek, Inc.	904,051	0.4
1,349,320		Mega Financial Holdings Co., Ltd.	860,297	0.4
265,000		Pegatron Corp.	605,571	0.3
363,000		POU Chen Corp.	454,376	0.2
55,000		Poya International Co. Ltd.	506,501	0.2
93,000		Shin Zu Shing Co. Ltd.	347,487	0.1
13,000		St Shine Optical Co. Ltd.	252,428	0.1
120,000		Taiwan Paiho Ltd.	300,163	0.1
1,146,000		Taiwan Semiconductor Manufacturing Co., Ltd.	4,934,596	2.2
156,531		Taiwan Semiconductor Manufacturing Co., Ltd. - SP ADR	3,498,468	1.6
492,000		Uni-President Enterprises Corp.	822,742	0.4
187,246		Win Semiconductors Corp.	298,406	0.1
151,000		Zhen Ding Technology Holding Ltd.	321,001	0.1
			25,302,445	11.4

		Thailand: 1.5%
189,200		Bangkok Bank PCL - Foreign Reg	818,114	0.4
828,500		CP ALL PCL	950,488	0.4
57,800		Kasikornbank PCL	276,166	0.1
1,508,000		Krung Thai Bank PCL	739,705	0.4
852,000		Thai Union Group PCL	441,627	0.2
			3,226,100	1.5

		Turkey: 3.0%
514,631	@	Akbank TAS	1,257,635	0.6
61,000	@	Arcelik A/S	318,665	0.1
76,877		AvivaSA Emeklilik ve Hayat AS	507,724	0.2
32,170		Dogus Otomotiv Services VE	118,786	0.1
323,280	@	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	283,119	0.1
1	@	Enka Insaat Ve Sanayi AS	2	0.0
1	@	Eregli Demir ve Celik Fabrikalari TAS	1	0.0
16,600	@	Ford Otomotiv Sanayi A/S	181,800	0.1
56,310	@	TAV Havalimanlari Holding AS	334,172	0.2
32,620	@	Tofas Truk Otomobil Fabrika	225,584	0.1
1	@	Turk Hava Yollari	2	0.0
51,300		Turkcell Iletisim Hizmet AS ADR	454,518	0.2
221,700	@	Turkiye Halk Bankasi AS	767,372	0.3
569,780	@	Turkiye Is Bankasi	894,766	0.4
2,730,426		Turkiye Sinai Kalkinma Bankasi AS	1,361,031	0.6
			6,705,177	3.0

		United Arab Emirates: 0.1%
207,260		Dubai Islamic Bank PJSC	326,021	0.1

		United Kingdom: 0.5%
23,179		Hikma Pharmaceuticals PLC	669,036	0.3
132,680		International Personal Finance PLC	457,465	0.2
			1,126,501	0.5

		United States: 1.5%
15,000	@	First Cash Financial Services, Inc.	532,500	0.2
30,800		Hollysys Automation Technologies Ltd.	567,028	0.3
19,100	@	Luxoft Holding, Inc.	1,434,028	0.7

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
24,900	@ Yahoo!, Inc.	$734,799	0.3
		3,268,355	1.5

	Total Common Stock
	(Cost $268,763,727)	216,571,988	97.2

PREFERRED STOCK: 1.6%
	Brazil: 0.5%
176,900	Itau Unibanco Holding S.A.	1,103,469	0.5

	Colombia: 0.3%
83,700	Banco Davivienda SA	590,553	0.3

	Russia: 0.3%
1,209,410	@ Surgutneftegas OJSC	737,797	0.3

	South Korea: 0.5%
1,351	Samsung Electronics Co., Ltd.	1,136,538	0.5

	Total Preferred Stock
	(Cost $4,061,311)	3,568,357	1.6

RIGHTS: –%
	Brazil: –%
17,435	@ Rumo Logistica Operadora Multimodal SA	–	–

	Total Rights
	(Cost $–)	–	–

	Total Long-Term Investments
	(Cost $272,825,038)	220,140,345	98.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.0%
	Securities Lending Collateralcc: 0.1%
1,277	HSBC Securities USA, Repurchase Agreement dated 01/29/16, 0.28%, due 02/01/16 (Repurchase Amount $1,277, collateralized by various U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $1,303, due 02/22/16-07/15/37)	1,277	0.0
106,751	Nomura Securities, Repurchase Agreement dated 01/29/16, 0.36%, due 02/01/16 (Repurchase Amount $106,754, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $108,886, due 02/20/17-12/20/65)	106,751	0.1
		108,028	0.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.9%
2,032,175	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.340%††
	(Cost $2,032,175)	2,032,175	0.9

	Total Short-Term Investments
	(Cost $2,140,203)	2,140,203	1.0

	Total Investments in Securities (Cost $274,965,241)	$222,280,548	99.8
	Assets in Excess of Other Liabilities	510,230	0.2
	Net Assets	$222,790,778	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of January 31, 2016.
@	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at January 31, 2016.

Cost for federal income tax purposes is $276,821,482.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$7,731,124
Gross Unrealized Depreciation	(62,272,058)

Net Unrealized Depreciation	$(54,540,934)

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited) (Continued)

Sector Diversification	Percentage of Net Assets
Information Technology	26.6%
Financials	24.5
Consumer Discretionary	11.9
Consumer Staples	8.7
Energy	8.7
Telecommunication Services	6.7
Industrials	4.2
Health Care	4.1
Materials	2.1
Utilities	1.3
Rights	0.0
Short-Term Investments	1.0
Assets in Excess of Other Liabilities	0.2
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2016
Asset Table
Investments, at fair value
Common Stock
Argentina	$571,376	$–	$–	$571,376
Brazil	15,136,224	–	–	15,136,224
Cayman Islands	–	246,450	–	246,450
Chile	475,539	–	–	475,539
China	19,187,397	42,569,419	–	61,756,816
Cyprus	724,122	–	–	724,122
Egypt	977,328	–	–	977,328
Georgia	–	558,834	–	558,834
Hong Kong	–	4,343,709	148,512	4,492,221
Hungary	–	2,089,592	–	2,089,592
India	3,424,456	18,412,545	–	21,837,001
Indonesia	–	2,718,409	–	2,718,409
Kazakhstan	414,023	–	–	414,023
Kenya	650,977	–	–	650,977
Malaysia	–	215,836	–	215,836
Mexico	6,828,105	–	–	6,828,105
Nigeria	237,717	–	–	237,717
Peru	1,378,496	–	–	1,378,496
Philippines	–	1,266,936	–	1,266,936
Poland	–	1,764,987	–	1,764,987
Russia	8,192,497	3,464,772	–	11,657,269
South Africa	1,068,635	6,833,526	–	7,902,161
South Korea	5,661,780	26,134,260	–	31,796,040
Spain	–	920,930	–	920,930
Taiwan	3,498,468	21,803,977	–	25,302,445
Thailand	–	3,226,100	–	3,226,100
Turkey	962,242	5,742,935	–	6,705,177
United Arab Emirates	–	326,021	–	326,021
United Kingdom	–	1,126,501	–	1,126,501
United States	3,268,355	–	–	3,268,355
Total Common Stock	72,657,737	143,765,739	148,512	216,571,988
Preferred Stock	1,694,022	1,874,335	–	3,568,357
Rights	–	–	–	–
Short-Term Investments	2,032,175	108,028	–	2,140,203
Total Investments, at fair value	$76,383,934	$145,748,102	$148,512	$222,280,548

(1)	For the period ended January 31, 2016, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At January 31, 2016, securities valued at $1,930,750 and $1,935,726 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.3%
		Australia: 3.5%
45,605		Amcor Ltd.	$434,887	0.1
97,611		Ansell Ltd.	1,402,838	0.3
100,645		Australia & New Zealand Banking Group Ltd.	1,747,094	0.4
222,645		Brambles Ltd.	1,778,571	0.4
129,811		Caltex Australia Ltd.	3,471,471	0.7
48,169		Cochlear Ltd.	3,228,518	0.7
4,092		CSL Ltd.	304,809	0.1
265,443		Goodman Group	1,162,300	0.2
152,893	@,L	Mesoblast Ltd.	166,606	0.0
155,863		Seek Ltd.	1,622,642	0.3
223,314	@	South32 Ltd. - AUD	156,740	0.0
243,699		Treasury Wine Estates Ltd.	1,586,117	0.3
11,993		Woodside Petroleum Ltd.	241,711	0.0
			17,304,304	3.5

		Austria: 0.2%
146,070		UNIQA Insurance Group AG	924,057	0.2

		Belgium: 0.7%
57,933		KBC Groep NV	3,319,938	0.7

		Brazil: 0.6%
207,800		BB Seguridade Participacoes SA	1,201,664	0.2
229,577		Itau Unibanco Holding S.A. ADR	1,444,039	0.3
49,700		Lojas Renner SA	220,430	0.0
28,300		Tim Participacoes SA ADR	223,853	0.1
			3,089,986	0.6

		Canada: 1.2%
21,500		Canadian Natural Resources Ltd.	460,265	0.1
3,800		Canadian Pacific Railway Ltd.	456,792	0.1
44,950		EnCana Corp.	197,332	0.0
34,000		MacDonald Dettwiler & Associates Ltd.	2,112,713	0.4
74,000		National Bank Of Canada	2,111,342	0.4
12,400		Toronto-Dominion Bank	470,455	0.1
2,579	@	Valeant Pharmaceuticals International, Inc. - CAD	237,484	0.1
			6,046,383	1.2

		China: 2.2%
24,923	@	Alibaba Group Holding Ltd. ADR	1,670,589	0.3
12,450	@	Baidu, Inc. ADR	2,032,712	0.4
334,500		BOC Hong Kong Holdings Ltd.	890,477	0.2
183,000		China Mengniu Diary Co., Ltd.	255,303	0.1
374,000		China Overseas Land & Investment Ltd.	1,092,681	0.2
1,114,000		CNOOC Ltd.	1,135,424	0.2
17,352	@	Ctrip.com International Ltd. ADR	740,583	0.2
1,560,000		Industrial & Commercial Bank of China	811,888	0.2
27,400	@	JD.com, Inc. ADR	713,222	0.1
33,600		Tencent Holdings Ltd.	631,233	0.1
310,000	L	Tsingtao Brewery Co., Ltd.	1,106,936	0.2
9,200	@	Vipshop Holdings Ltd. ADR	118,128	0.0
			11,199,176	2.2

		Denmark: 2.2%
56,312		Carlsberg A/S	4,747,530	0.9
15,556		GN Store Nord	291,228	0.1
78,129		Novo Nordisk A/S	4,364,942	0.9
37,487		Novozymes A/S	1,564,678	0.3
			10,968,378	2.2

		Finland: 2.0%
48,540		Kone OYJ	2,133,523	0.4
333,063		Nokia OYJ	2,399,194	0.5
78,943		Sampo OYJ	3,822,738	0.8
85,716		UPM-Kymmene OYJ	1,396,891	0.3
			9,752,346	2.0

		France: 6.8%
2,901		Air Liquide SA	299,989	0.1
110,920		AXA S.A.	2,741,123	0.5
105,467		BNP Paribas	4,996,136	1.0
57,320		Cap Gemini SA	5,237,918	1.1
8,783		Iliad SA	2,202,398	0.4
31,383		Legrand S.A.	1,728,583	0.3
126,991		Natixis SA	621,311	0.1
22,697		Renault S.A.	1,925,897	0.4
9,877		Schneider Electric SE	526,992	0.1
11,537		Thales S.A.	878,132	0.2
130,782		Total S.A.	5,809,428	1.2
25,445		Valeo SA	3,306,262	0.7
51,804		Vinci S.A.	3,509,560	0.7
			33,783,729	6.8

		Germany: 4.3%
30,443		Adidas AG	3,134,779	0.6
61,883		Bayer AG	6,964,666	1.4
6,884		Bayerische Motoren Werke AG	573,332	0.1
27,333		Brenntag AG	1,341,160	0.3
32,976		Daimler AG	2,308,763	0.5
84,689		E.ON AG	867,788	0.2
8,432		Fresenius SE & Co. KGaA	559,527	0.1
13,147		HeidelbergCement AG	968,445	0.2
85,829		Infineon Technologies AG	1,148,510	0.2
2,643		Linde AG	359,645	0.1
17,241		RTL Group SA	1,388,107	0.3
3,017	#,@	Scout24 AG	100,449	0.0
6,171		Wirecard AG	312,071	0.0

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Germany: (continued)
45,041	@	Zalando SE	$1,551,131	0.3
			21,578,373	4.3

		Hong Kong: 1.6%
182,000		AIA Group Ltd.	1,011,823	0.2
358,000		Cafe de Coral Holdings Ltd.	980,974	0.2
36,804		Cheung Kong Property Holdings Ltd.	199,490	0.1
200,548		CK Hutchison Holdings Ltd.	2,505,786	0.5
38,700		Jardine Matheson Holdings Ltd.	2,033,097	0.4
39,500		Jardine Strategic Holdings Ltd.	1,081,890	0.2
			7,813,060	1.6

		India: 0.9%
60,157		Axis Bank Ltd.	364,931	0.1
31,932		Housing Development Finance Corp.	558,978	0.1
15,673		Infosys Ltd.	269,426	0.0
109,676		Mahindra & Mahindra Ltd. GDR	1,976,074	0.4
185,698		NTPC Ltd.	391,817	0.1
146,315		Power Grid Corp. of India Ltd.	319,919	0.1
14,480		Tata Consultancy Services Ltd.	512,185	0.1
			4,393,330	0.9

		Indonesia: 0.1%
377,700		Bank Central Asia Tbk PT	362,154	0.1
987,800	@	Sarana Menara Nusantara Tbk PT	309,786	0.0
			671,940	0.1

		Ireland: 1.0%
177,838		James Hardie Industries SE	2,060,742	0.4
35,556		Ryanair Holdings PLC ADR	2,785,813	0.6
			4,846,555	1.0

		Israel: 1.2%
156,318	@	Protalix BioTherapeutics, Inc.	131,307	0.0
97,536		Teva Pharmaceutical Industries Ltd. ADR	5,996,513	1.2
			6,127,820	1.2

		Italy: 2.0%
74,091		Atlantia S.p.A	1,941,350	0.4
87,857		Azimut Holding S.p.A.	1,849,956	0.4
47,480		Banca Mediolanum SpA	316,839	0.1
531,542		Enel S.p.A.	2,182,330	0.4
665,197		Intesa Sanpaolo SpA - ISP	1,895,249	0.4
14,592		Moncler S.p.A.	216,347	0.0
1,271,130	@,L	Telecom Italia S.p.A. - TIT	1,414,740	0.3
			9,816,811	2.0

		Japan: 20.4%
33,400		ABC-Mart, Inc.	1,817,985	0.4
16,000		Air Water, Inc.	254,400	0.1
71,600		Asahi Group Holdings, Ltd.	2,298,133	0.5
49,400		Astellas Pharma, Inc.	684,020	0.1
3,200		Calbee, Inc.	132,982	0.0
4,200		Chugai Pharmaceutical Co., Ltd.	128,666	0.0
4,800		CyberAgent, Inc.	226,499	0.0
66,700		Dai-ichi Life Insurance Co., Ltd.	921,911	0.2
20,900		Daikin Industries Ltd.	1,412,138	0.3
290,800		Daiwa House Industry Co., Ltd.	8,210,193	1.7
38,700		Denso Corp.	1,669,054	0.3
25,000		Dentsu, Inc.	1,328,656	0.3
105,500		Don Quijote Holdings Co. Ltd.	3,572,756	0.7
6,500		FamilyMart Co., Ltd.	304,177	0.1
1,500		Fanuc Ltd.	200,835	0.0
27,400		Inpex Corp.	243,954	0.0
157,700		Isuzu Motors Ltd.	1,597,965	0.3
37,100		Japan Airlines Co. Ltd.	1,392,487	0.3
96,400		Japan Tobacco, Inc.	3,775,385	0.8
83,500		Kakaku.com, Inc.	1,619,988	0.3
61,400		Kao Corp.	3,295,053	0.7
180,000		Kawasaki Heavy Industries Ltd.	557,366	0.1
162,600		KDDI Corp.	4,117,456	0.8
7,500		Koito Manufacturing Co., Ltd.	347,501	0.1
31,700		Makita Corp.	1,784,289	0.4
54,000		Mitsubishi Electric Corp.	501,179	0.1
654,400		Mitsubishi UFJ Financial Group, Inc.	3,355,697	0.7
68,000		Mitsui Fudosan Co., Ltd.	1,600,780	0.3
135,500		MS&AD Insurance Group Holdings, Inc.	3,680,315	0.7
106,100		Nippon Telegraph & Telephone Corp.	4,516,955	0.9
187,300		Nissan Motor Co., Ltd.	1,862,833	0.4
57,900		NKSJ Holdings, Inc.	1,717,127	0.3
76,200		Olympus Corp.	2,971,333	0.6
140,900		Osaka Securities Exchange Co. Ltd.	2,003,168	0.4
33,800		Pigeon Corp.	725,780	0.1
186,000		Rakuten, Inc.	1,922,291	0.4
102,800		Seven & I Holdings Co., Ltd.	4,585,134	0.9
21,500		Shimano, Inc.	3,429,785	0.7
100,400		Shiseido Co., Ltd.	1,895,173	0.4
6,700		SMC Corp.	1,517,436	0.3
63,500		SoftBank Group Corp.	2,796,255	0.6
168,100		Sony Corp.	3,901,485	0.8
1,800		Start Today Co. Ltd.	57,329	0.0
20,500		Sugi Holdings Co., Ltd.	1,062,919	0.2
56,500		Sumitomo Corp.	563,200	0.1

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
142,300		Sumitomo Mitsui Financial Group, Inc.	$4,773,967	1.0
102,700		THK Co., Ltd.	1,641,011	0.3
15,700		Tokio Marine Holdings, Inc.	561,740	0.1
65,100		Toyota Motor Corp.	3,920,945	0.8
42,000		United Arrows Ltd.	2,031,461	0.4
111,700		Yahoo! Japan Corp.	426,126	0.1
63,600		Yamato Holdings Co., Ltd.	1,396,386	0.3
			101,311,659	20.4

		Malaysia: 0.0%
380,300		Astro Malaysia Holdings Bhd	256,052	0.0

		Mexico: 0.1%
52,200		Grupo Financiero Santander Mexico SAB de CV ADR	400,374	0.1

		Netherlands: 4.1%
22,258	@	Altice NV - A	321,003	0.1
3,970	@	Altice NV - B	58,752	0.0
5,838		ASML Holding NV	535,821	0.1
33,224		Airbus Group SE	2,089,648	0.4
189,099		ING Groep NV	2,154,260	0.4
936,745		Koninklijke KPN NV	3,624,857	0.7
54,376		Koninklijke Philips NV	1,448,011	0.3
5,750	@	NXP Semiconductor NV - NXPI - US	429,985	0.1
250,155		Royal Dutch Shell PLC - Class A	5,464,794	1.1
19,624		Royal Dutch Shell PLC - Class B	427,569	0.1
112,046		Wolters Kluwer NV	3,815,532	0.8
			20,370,232	4.1

		Norway: 0.8%
412,354		Norsk Hydro ASA	1,370,838	0.3
165,191		Telenor ASA	2,694,634	0.5
			4,065,472	0.8

		Philippines: 0.3%
4,530,600		Alliance Global Group, Inc.	1,409,679	0.3

		Portugal: 0.3%
125,635		Jeronimo Martins SGPS SA	1,752,137	0.3

		Russia: 0.0%
3,119		Magnit PJSC GDR	122,410	0.0

		Singapore: 0.4%
173,654		United Overseas Bank Ltd.	2,207,627	0.4

		South Africa: 0.6%
6,784		Aspen Pharmacare Holdings Ltd.	115,499	0.0
197,131		Clicks Group Ltd.	1,078,402	0.2
16,140		Naspers Ltd.	2,039,662	0.4
			3,233,563	0.6

		South Korea: 1.1%
621		LG Household & Health Care Ltd.	517,676	0.1
605		NAVER Corp.	318,998	0.1
2,400		Samsung Electronics Co., Ltd. GDR	1,138,837	0.2
1,277		Samsung Electronics Co., Ltd.	1,235,437	0.3
8,550		Samsung Fire & Marine Insurance Co. Ltd.	2,134,249	0.4
			5,345,197	1.1

		Spain: 1.5%
12,406		Amadeus IT Holding S.A.	506,643	0.1
46,077		Banco Bilbao Vizcaya Argentaria S.A.	296,577	0.1
23,125		Corporacion Financiera Alba SA	914,609	0.2
256,278	@	Distribuidora Internacional de Alimentacion SA	1,381,446	0.3
29,400		Grifols SA ADR	426,888	0.1
53,849	@	Industria de Diseno Textil SA	1,772,121	0.3
23,825		Red Electrica de Espana	1,928,957	0.4
			7,227,241	1.5

		Sweden: 4.4%
216,105		Assa Abloy AB	4,580,375	0.9
11,747		Atlas Copco - A	251,465	0.1
96,314		Atlas Copco - B	1,967,073	0.4
44,613		Electrolux AB	971,771	0.2
17,126		Hexagon AB	571,090	0.1
40,168		Investor AB	1,345,525	0.3
119,099		Kinnevik Investment AB	3,072,467	0.6
86,366		Nordea Bank AB	869,680	0.2
19,769		Svenska Cellulosa AB SCA	585,907	0.1
313,322		Svenska Handelsbanken AB	3,942,343	0.8
169,142		Swedbank AB	3,547,384	0.7
			21,705,080	4.4

		Switzerland: 6.3%
22,644		Cie Financiere Richemont SA	1,471,767	0.3
201,062		Credit Suisse Group AG	3,561,888	0.7
16,168	@	GAM Holding Ltd.	225,876	0.0
9,258		Julius Baer Group Ltd.	392,973	0.1
67,374		Nestle S.A.	4,963,606	1.0
106,194		Novartis AG	8,227,216	1.7
17,446		Roche Holding AG	4,518,938	0.9
11,500		Schindler Holding AG - Part Cert	1,762,368	0.4
1,984		Swatch Group AG - BR	678,545	0.1
499		Syngenta AG	183,739	0.0
86,058		Wolseley PLC	4,269,073	0.9

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Switzerland: (continued)
4,611		Zurich Insurance Group AG	$1,022,100	0.2
			31,278,089	6.3

		Taiwan: 1.6%
265,168		Hon Hai Precision Industry Co., Ltd. GDR	1,252,010	0.2
183,000		Taiwan Semiconductor Manufacturing Co., Ltd.	787,985	0.2
262,700		Taiwan Semiconductor Manufacturing Co., Ltd. - SP ADR	5,871,345	1.2
			7,911,340	1.6

		Thailand: 0.3%
163,800		CP ALL PCL	187,918	0.1
2,333,800		Krung Thai Bank PCL	1,144,777	0.2
			1,332,695	0.3

		Turkey: 0.5%
594,082	@	Turkcell Iletisim Hizmet AS	2,119,153	0.4
115,752	@	Turkiye Garanti Bankasi A/S	292,516	0.1
			2,411,669	0.5

		United Arab Emirates: 0.1%
25,886		DP World Ltd.	456,903	0.1

		United Kingdom: 19.9%
235,122		ARM Holdings PLC	3,354,122	0.7
61,117	@,L	ASOS PLC	2,719,470	0.6
27,217		AstraZeneca PLC	1,752,527	0.4
270,696	#	Auto Trader Group PLC	1,519,600	0.3
279,470		Aviva PLC	1,927,450	0.4
435,377		Barclays PLC	1,165,020	0.2
84,522		Barratt Developments PLC	725,010	0.1
201,161		BG Group PLC	3,044,148	0.6
171,816		BHP Billiton PLC	1,668,365	0.3
121,670		British American Tobacco PLC	6,779,913	1.4
31,220		Sky PLC	483,058	0.1
95,085		Burberry Group PLC	1,629,483	0.3
128,548		Capita Group PLC	2,163,832	0.4
456,032		Centrica PLC	1,338,055	0.3
27,902		Compass Group PLC	480,193	0.1
297,351		Direct Line Insurance Group PLC	1,597,228	0.3
165,241		Dixons Carphone PLC	1,120,657	0.2
13,148		easyJet PLC	291,450	0.1
27,515		Experian PLC	469,377	0.1
134,422		GlaxoSmithKline PLC	2,769,172	0.6
174,400		Hargreaves Lansdown PLC	3,400,037	0.7
294,238	@,L	Imagination Technologies Group PLC	558,162	0.1
255,632		Informa PLC	2,324,870	0.5
19,823		InterContinental Hotels Group PLC	651,436	0.1
41,400		Intertek Group PLC	1,677,992	0.3
181,876		John Wood Group PLC	1,681,154	0.3
61,379		Johnson Matthey PLC	2,171,265	0.4
223,989		Jupiter Fund Management PLC	1,333,184	0.3
5,010	@	Liberty Global PLC LILAC Group C	184,619	0.1
6,944,196		Lloyds Banking Group Plc	6,505,766	1.3
25,506		Mitchells & Butlers PLC	105,360	0.0
150,658		National Grid PLC	2,122,588	0.4
53,882		Provident Financial PLC	2,266,458	0.5
367,753		Prudential PLC	7,224,981	1.5
197,944		Relx PLC	3,482,738	0.7
360,438		Rexam PLC	3,090,473	0.6
48,770		Rightmove PLC	2,782,765	0.6
66,770		Rio Tinto PLC	1,637,327	0.3
101,081	@	Royal Bank of Scotland Group PLC	365,942	0.1
102,801		RSA Insurance Group PLC	613,768	0.1
6,404		SABMiller PLC	383,492	0.1
103,021		Shire PLC	5,778,689	1.2
157,763		Standard Chartered PLC	1,064,275	0.2
45,027		Standard Life PLC	235,261	0.0
102,961		Unilever PLC	4,526,683	0.9
1,359,638		Vodafone Group PLC	4,370,378	0.9
40,800		Weir Group PLC	505,166	0.1
29,152		WPP PLC	633,986	0.1
			98,676,945	19.9

		United States: 3.1%
59,413		Anheuser-Busch InBev Worldwide, Inc.	7,472,127	1.5
30,025		Aon PLC	2,637,096	0.5
6,800		Las Vegas Sands Corp.	306,680	0.1
5,300	@	Liberty Global PLC - Class A	182,373	0.0
12,100	@	Liberty Global PLC - Class C	403,051	0.1
7,940	@	Mettler Toledo International, Inc.	2,484,029	0.5
3,000	@	Mobileye NV	81,390	0.0
3,500		Philip Morris International, Inc.	315,035	0.1
958	@	Priceline.com, Inc.	1,020,241	0.2
87,900		Samsonite International SA	227,843	0.1
2,046	@	Xiaoju Kuaizhi, Inc., Series A-17	62,560	0.0
			15,192,425	3.1

	Total Common Stock
	(Cost $504,321,544)		478,302,975	96.3

PREFERRED STOCK: 0.2%
		Brazil: 0.0%
42,049		Itau Unibanco Holding S.A.	262,294	0.0

		Germany: 0.2%
8,309		Henkel AG & Co. KGaA	882,840	0.2

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
	United States: 0.0%
911	@ Peixe Urbano, Inc. - Series A	$19	0.0
4,440	@ Peixe Urbano, Inc. - Series C	1,909	0.0
		1,928	0.0

	Total Preferred Stock
	(Cost $1,515,811)	1,147,062	0.2

	Total Long-Term Investments
	(Cost $505,837,355)	479,450,037	96.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.3%
	Securities Lending Collateralcc: 0.6%
1,000,000	Barclays Capital, Inc., Repurchase Agreement dated 01/29/16, 0.34%, due 02/01/16 (Repurchase Amount $1,000,028, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $1,020,000, due 02/15/16-11/15/45)	1,000,000	0.2
32,935	HSBC Securities USA, Repurchase Agreement dated 01/29/16, 0.30%, due 02/01/16 (Repurchase Amount $32,936, collateralized by various U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $33,594, due 02/22/16-07/15/37)	32,935	0.0
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 01/29/16, 0.39%, due 02/01/16 (Repurchase Amount $1,000,032, collateralized by various U.S. Government Securities, 1.375%-3.625%, Market Value plus accrued interest $1,020,000, due 03/31/20-02/15/44)	1,000,000	0.2
728,051	Nomura Securities, Repurchase Agreement dated 01/29/16, 0.36%, due 02/01/16 (Repurchase Amount $728,073, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $742,612, due 02/20/17-12/20/65)	728,051	0.2
		2,760,986	0.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.7%
3,468,090	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.340%††	3,468,090	0.7
136,808	T. Rowe Price Reserve Investment Fund, 0.280%††	136,808	0.0
	Total Mutual Funds
	(Cost $3,604,898)	3,604,898	0.7

	Total Short-Term Investments
	(Cost $6,365,884)	6,365,884	1.3

	Total Investments in Securities (Cost $512,203,239)	$485,815,921	97.8
	Assets in Excess of Other Liabilities	10,759,548	2.2
	Net Assets	$496,575,469	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of January 31, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at January 31, 2016.

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited) (Continued)

Cost for federal income tax purposes is $518,947,418.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$29,972,735
Gross Unrealized Depreciation	(63,104,232)

Net Unrealized Depreciation	$(33,131,497)

Sector Diversification	Percentage of Net Assets
Financials	24.0%
Consumer Discretionary	15.8
Industrials	12.6
Consumer Staples	11.3
Health Care	11.0
Information Technology	6.5
Telecommunication Services	5.6
Energy	4.3
Materials	3.5
Utilities	1.9
Short-Term Investments	1.3
Assets in Excess of Other Liabilities	2.2
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2016
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$17,304,304	$–	$17,304,304
Austria	–	924,057	–	924,057
Belgium	–	3,319,938	–	3,319,938
Brazil	3,089,986	–	–	3,089,986
Canada	6,046,383	–	–	6,046,383
China	5,275,234	5,923,942	–	11,199,176
Denmark	–	10,968,378	–	10,968,378
Finland	–	9,752,346	–	9,752,346
France	–	33,783,729	–	33,783,729
Germany	–	21,578,373	–	21,578,373
Hong Kong	–	7,813,060	–	7,813,060
India	–	4,393,330	–	4,393,330
Indonesia	309,786	362,154	–	671,940
Ireland	2,785,813	2,060,742	–	4,846,555
Israel	6,127,820	–	–	6,127,820
Italy	316,839	9,499,972	–	9,816,811
Japan	–	101,311,659	–	101,311,659
Malaysia	–	256,052	–	256,052
Mexico	400,374	–	–	400,374
Netherlands	429,985	19,940,247	–	20,370,232
Norway	–	4,065,472	–	4,065,472
Philippines	–	1,409,679	–	1,409,679
Portugal	–	1,752,137	–	1,752,137
Russia	–	122,410	–	122,410
Singapore	–	2,207,627	–	2,207,627
South Africa	1,078,402	2,155,161	–	3,233,563
South Korea	–	5,345,197	–	5,345,197
Spain	426,888	6,800,353	–	7,227,241
Sweden	–	21,705,080	–	21,705,080
Switzerland	–	31,278,089	–	31,278,089
Taiwan	5,871,345	2,039,995	–	7,911,340
Thailand	–	1,332,695	–	1,332,695
Turkey	–	2,411,669	–	2,411,669
United Arab Emirates	–	456,903	–	456,903

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2016
United Kingdom	$289,979	$98,386,966	$–	$98,676,945
United States	7,429,895	7,699,970	62,560	15,192,425
Total Common Stock	39,878,729	438,361,686	62,560	478,302,975
Preferred Stock	262,294	882,840	1,928	1,147,062
Short-Term Investments	3,604,898	2,760,986	–	6,365,884
Total Investments, at fair value	$43,745,921	$442,005,512	$64,488	$485,815,921
Other Financial Instruments+
Forward Foreign Currency Contracts	–	407,435	–	407,435
Total Assets	$43,745,921	$442,412,947	$64,488	$486,223,356
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(451,996)	$–	$(451,996)
Total Liabilities	$–	$(451,996)	$–	$(451,996)

(1)	For the period ended January 31, 2016, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At January 31, 2016, securities valued at $5,091,821 and $2,892,662 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.
+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At January 31, 2016, the following forward foreign currency contracts were outstanding for Voya Multi-Manager International Equity Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	Hong Kong Sar Dollar	926,279	Buy	02/26/16	168,015	168,285	$270
Citigroup, Inc.	EU Euro	546,818	Buy	02/26/16	593,199	592,689	(510)
Citigroup, Inc.	EU Euro	238,710	Buy	02/26/16	260,639	258,735	(1,904)
Citigroup, Inc.	EU Euro	340,263	Buy	02/26/16	259,873	258,375	(1,498)
Citigroup, Inc.	Australian Dollar	541,097	Buy	02/26/16	373,913	382,542	8,629
Citigroup, Inc.	EU Euro	244,026	Buy	02/26/16	266,992	264,497	(2,495)
Citigroup, Inc.	Swiss Franc	1,064,548	Buy	02/26/16	1,083,288	1,040,185	(43,103)
Citigroup, Inc.	Swiss Franc	350,138	Buy	02/26/16	355,274	342,125	(13,149)
Citigroup, Inc.	EU Euro	239,673	Buy	02/26/16	261,376	259,779	(1,597)
Citigroup, Inc.	British Pound	235,839	Buy	02/26/16	359,328	336,057	(23,271)
Deutsche Bank AG	EU Euro	294,895	Buy	02/26/16	37,806,158	37,813,382	7,224
Deutsche Bank AG	British Pound	261,887	Buy	02/26/16	390,911	373,173	(17,738)
Deutsche Bank AG	Norwegian Krone	3,087,679	Buy	02/26/16	356,230	355,573	(657)
Goldman Sachs & Co.	British Pound	165,795	Buy	02/26/16	234,573	236,248	1,675
Goldman Sachs & Co.	Japanese Yen	75,236,987	Buy	02/26/16	644,018	621,715	(22,303)
Goldman Sachs & Co.	Swiss Franc	388,784	Buy	02/26/16	391,214	379,887	(11,327)
Goldman Sachs & Co.	Australian Dollar	532,706	Buy	02/26/16	381,713	376,608	(5,105)
Goldman Sachs & Co.	Swiss Franc	748,115	Buy	02/26/16	91,641,521	91,615,242	(26,279)
Goldman Sachs & Co.	EU Euro	1,308,765	Buy	02/26/16	943,410	1,017,660	74,250
Goldman Sachs & Co.	Australian Dollar	6,414,762	Buy	02/26/16	4,582,546	4,535,063	(47,483)
Goldman Sachs & Co.	British Pound	323,956	Buy	02/26/16	492,519	461,618	(30,901)
Merrill Lynch	Japanese Yen	46,644,296	Buy	02/26/16	394,015	385,442	(8,573)
The Royal Bank of Scotland Group PLC	Hong Kong Sar Dollar	4,128,192	Buy	02/26/16	532,909	530,585	(2,324)
Standard Chartered PLC	EU Euro	386,790	Buy	02/26/16	422,754	419,237	(3,517)
Standard Chartered PLC	EU Euro	1,170,466	Buy	02/26/16	1,271,332	1,268,653	(2,679)

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Standard Chartered PLC	EU Euro	68,609	Buy	02/26/16	74,641	74,364	$(277)
Standard Chartered PLC	Japanese Yen	76,931,221	Buy	02/26/16	589,134	586,295	(2,839)
Standard Chartered PLC	Japanese Yen	98,883,237	Buy	02/26/16	804,914	817,115	12,201
Standard Chartered PLC	British Pound	169,247	Buy	02/26/16	254,696	241,167	(13,529)
Standard Chartered PLC	Swiss Franc	1,641,791	Buy	02/26/16	1,617,357	1,604,217	(13,140)
Standard Chartered PLC	Swedish Krona	9,847,093	Buy	02/26/16	1,133,930	1,147,946	14,016
Standard Chartered PLC	Singapore Dollar	1,869,892	Buy	02/26/16	1,313,389	1,311,992	(1,397)
State Street	Swedish Krona	1,989,986	Buy	02/26/16	234,039	231,987	(2,052)
State Street	Japanese Yen	74,701,383	Buy	02/26/16	616,677	617,290	613
State Street	British Pound	236,106	Buy	02/26/16	355,986	336,437	(19,549)
							$(200,318)

Barclays Bank PLC	Japanese Yen	123,783,615	Sell	02/26/16	1,010,429	1,022,878	$(12,449)
Citigroup, Inc.	British Pound	190,153	Sell	02/26/16	278,757	270,956	7,801
Citigroup, Inc.	Hong Kong Sar Dollar	5,054,471	Sell	02/26/16	652,304	649,637	2,667
Citigroup, Inc.	EU Euro	305,027	Sell	02/26/16	333,957	330,614	3,343
Citigroup, Inc.	EU Euro	1,891,988	Sell	02/26/16	2,009,286	2,050,700	(41,414)
Citigroup, Inc.	Swedish Krona	2,215,351	Sell	02/26/16	255,514	258,260	(2,746)
Citigroup, Inc.	Norwegian Krone	9,395,601	Sell	02/26/16	1,081,359	1,081,986	(627)
Citigroup, Inc.	EU Euro	2,775,202	Sell	02/26/16	2,956,228	3,008,003	(51,775)
Deutsche Bank AG	British Pound	153,850	Sell	02/26/16	229,123	219,227	9,896
Deutsche Bank AG	EU Euro	348,947	Sell	02/26/16	385,573	378,219	7,354
Goldman Sachs & Co.	EU Euro	38,227	Sell	02/26/16	41,703	41,434	269
Goldman Sachs & Co.	British Pound	73,467	Sell	02/26/16	105,296	104,686	610
Goldman Sachs & Co.	British Pound	159,605	Sell	02/26/16	237,874	227,428	10,446
Goldman Sachs & Co.	British Pound	1,879,385	Sell	02/26/16	2,848,207	2,678,010	170,197
Goldman Sachs & Co.	Japanese Yen	30,751,450	Sell	02/26/16	251,039	254,113	(3,074)
Goldman Sachs & Co.	British Pound	269,645	Sell	02/26/16	411,235	384,229	27,006
Goldman Sachs & Co.	EU Euro	340,864	Sell	02/26/16	366,368	369,457	(3,089)
Merrill Lynch	British Pound	120,747	Sell	02/26/16	171,898	172,057	(159)
Merrill Lynch	Swiss Franc	393,870	Sell	02/26/16	393,323	384,856	8,467
Merrill Lynch	British Pound	186,125	Sell	02/26/16	268,479	265,217	3,262
Standard Chartered PLC	EU Euro	268,189	Sell	02/26/16	290,624	290,686	(62)
Standard Chartered PLC	EU Euro	465,058	Sell	02/26/16	507,078	504,070	3,008
Standard Chartered PLC	Swiss Franc	371,786	Sell	02/26/16	371,146	363,278	7,868
Standard Chartered PLC	British Pound	111,067	Sell	02/26/16	161,867	158,263	3,604
Standard Chartered PLC	EU Euro	318,524	Sell	02/26/16	345,167	345,244	(77)
Standard Chartered PLC	Swedish Krona	3,683,863	Sell	02/26/16	423,645	429,454	(5,809)
Standard Chartered PLC	Swiss Franc	332,182	Sell	02/26/16	327,881	324,580	3,301
Standard Chartered PLC	EU Euro	775,836	Sell	02/26/16	829,398	840,917	(11,519)
State Street	Swiss Franc	763,721	Sell	02/26/16	764,248	746,243	18,005
UBS AG	EU Euro	105,749	Sell	02/26/16	116,073	114,620	1,453
							$155,757

Voya Multi-Manager International Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of January 31, 2016 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$407,435
Total Asset Derivatives		$407,435

Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$451,996
Total Liability Derivatives		$451,996

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at January 31, 2016:

	Barclays Bank PLC	Citigroup, Inc.	Deutsche Bank AG	Goldman Sachs & Co.	Merrill Lynch	Standard Chartered Bank	State Street Bank	The Royal Bank of Scotland PLC	UBS AG	Totals
Assets:
Forward foreign currency contracts	$270	$22,440	$24,474	$284,453	$11,729	$43,998	$18,618	$-	$1,453	$407,435
Total Assets	$270	$22,440	$24,474	$284,453	$11,729	$43,998	$18,618	$-	$1,453	$407,435

Liabilities:
Forward foreign currency contracts	$12,449	$184,089	$18,395	$149,561	$8,732	$54,845	$21,601	$2,324	$-	$451,996
Total Liabilities	$12,449	$184,089	$18,395	$149,561	$8,732	$54,845	$21,601	$2,324	$-	$451,996

Net OTC derivative instruments by counterparty, at fair value	$(12,179)	$(161,649)	$6,079	$134,892	$2,997	$(10,847)	$(2,983)	$(2,324)	$1,453	$(44,561)

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-

Net Exposure(1)	$(12,179)	$(161,649)	$6,079	$134,892	$2,997	$(10,847)	$(2,983)	$(2,324)	$1,453	$(44,561)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.2%
		Australia: 4.4%
13,543		APN Outdoor Group Ltd.	$57,764	0.0
37,060		Aristocrat Leisure Ltd.	272,338	0.1
4,701	@	ASG Group Ltd.	3,850	0.0
498,992		Australian Pharmaceutical Industries Ltd.	744,375	0.3
22,822		Bank of Queensland Ltd.	213,780	0.1
1,543		Capilano Honey Ltd.	21,492	0.0
66,266		Charter Hall Group	211,059	0.1
57,442		Collins Foods Ltd.	212,825	0.1
89,301		CSR Ltd.	163,091	0.1
9,196		Domino's Pizza Enterprises Ltd.	394,871	0.2
655,688	@,L	Drillsearch Energy Ltd.	231,608	0.1
51,842		DuluxGroup Ltd.	240,261	0.1
2,618		Event Hospitality and Entertainment Ltd.	28,232	0.0
9,569		GBST Holdings Ltd.	29,142	0.0
19,594		Hansen Technologies Ltd.	51,283	0.0
15,018		iSentia Group Ltd.	49,139	0.0
181,735		Japara Healthcare Ltd.	372,118	0.2
145,781	@	Karoon Gas Australia Ltd.	167,807	0.1
160,726		Mantra Group Ltd.	555,027	0.3
53,348		Mineral Resources Ltd.	142,575	0.1
148,220		OceanaGold Corp.	305,772	0.1
259,721		oOh!media Ltd.	850,953	0.4
59,106		OZ Minerals Ltd.	161,678	0.1
129,062	@	Pacific Brands Ltd.	73,095	0.0
18,913		Pact Group Holdings Ltd.	67,314	0.0
70,423		Panoramic Resources Ltd.	4,142	0.0
203,047	@	Perseus Mining Ltd.	39,790	0.0
61,998		Regis Healthcare Ltd.	254,877	0.1
69,417	@	Regis Resources Ltd.	115,187	0.0
14,518		Reject Shop Ltd.	108,345	0.1
178,315	@	Resolute Mining Ltd.	41,141	0.0
236,631		SAI Global Ltd.	685,041	0.3
14,338		Sandfire Resources NL	51,921	0.0
9,214		SeaLink Travel Group Ltd.	24,455	0.0
27,812		Seek Ltd.	289,542	0.1
17,662		SG Fleet Group Ltd.	46,832	0.0
61,356		Sigma Pharmaceuticals Ltd.	36,104	0.0
22,719		Sirtex Medical Ltd.	613,090	0.3
9,422		SmartGroup Corp. Ltd.	32,906	0.0
10,552		SMS Management & Technology Ltd.	18,093	0.0
681,077		Spotless Group Holdings Ltd.	508,827	0.2
106,241		Star Entertainment Grp Ltd./The	410,083	0.2
38,482	L	Super Retail Group Ltd.	281,280	0.1
13,665		Thorn Group Ltd.	19,412	0.0
306,058		Tox Free Solutions Ltd.	571,856	0.3
63,929		Treasury Wine Estates Ltd.	416,082	0.2
30,247		Vita Group Ltd.	54,202	0.0
7,899		Webjet Ltd.	30,210	0.0
			10,274,867	4.4

		Austria: 0.8%
8,599	@	ams AG	237,454	0.1
17,838	L	BUWOG AG	366,674	0.2
20,258		CA Immobilien Anlagen AG	347,415	0.1
7,250		Porr Ag	194,453	0.1
6,308	L	Schoeller-Bleckmann Oilfield Equipment AG	329,269	0.1
23,948		Wienerberger AG	366,468	0.2
			1,841,733	0.8

		Belgium: 1.6%
3,930		Ackermans & van Haaren NV	509,193	0.2
151,931	@	AGFA-Gevaert NV	648,404	0.3
1,871		Barco NV	117,496	0.1
4,915		Cie d'Entreprises CFE	503,617	0.2
2,015	@	Cofinimmo	219,454	0.1
17,548		D'ieteren SA	574,360	0.2
5,138	@,L	Galapagos NV	256,032	0.1
9,694		Melexis NV	487,174	0.2
12,662	@	Mobistar SA	263,136	0.1
3,253		Sioen Industries NV	58,674	0.0
2,730		Warehouses De Pauw SCA	221,405	0.1
			3,858,945	1.6

		Bermuda: 0.0%
11,413	@	Vostok New Ventures Ltd.	58,501	0.0

		Brazil: 0.1%
49,100		Natura Cosmeticos S.A.	275,096	0.1
1,553		Totvs S.A.	12,580	0.0
			287,676	0.1

		Canada: 4.9%
5,000		Aecon Group, Inc.	51,788	0.0
42,601	@	Air Canada	238,716	0.1
1,900		AirBoss of America Corp.	24,142	0.0
30,606		Algonquin Power & Utilities Corp.	251,245	0.1
42,888		Altus Group Ltd. - Canada	546,165	0.2
7,597	@	Amaya, Inc.	81,290	0.0
3,100		Arsenal Energy, Inc.	1,969	0.0
78,600	@	Bankers Petroleum Ltd.	49,935	0.0
36,476	@	Birchcliff Energy Ltd.	130,969	0.1
3,900		Bird Construction, Inc.	32,182	0.0
1,400		Calian Technologies Ltd.	16,000	0.0
9,168		Canadian Apartment Properties REIT	195,742	0.1
2,100		Canam Group, Inc.	19,682	0.0
23,523		Canfor Pulp Products, Inc.	167,578	0.1
49,975		Cascades, Inc.	375,285	0.2
7,300	@	Cathedral Energy Services Ltd.	1,850	0.0
5,400		CCL Industries, Inc.	761,296	0.3

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Canada: (continued)
68,500		Centerra Gold, Inc.	$311,964	0.1
24,600	@	Cipher Pharmaceuticals, Inc.	101,673	0.1
7,304		Cogeco Communications, Inc.	329,772	0.2
2,025		Cogeco, Inc.	77,406	0.0
2,200		Cott Corp.	22,567	0.0
46,446		Dominion Diamond Corp.	495,658	0.2
10,300		Dream Industrial Real Estate Investment Trust	52,717	0.0
16,924		Element Financial Corp.	178,433	0.1
28,244		Enerflex Ltd.	259,073	0.1
60,600		Ensign Energy Services, Inc.	286,800	0.1
77,307		Entertainment One Ltd.	165,648	0.0
33,000		Extendicare, Inc.	216,718	0.1
4,262		Gluskin Sheff + Associates, Inc.	59,721	0.0
1,100		Guardian Capital Group Ltd.	13,561	0.0
2,800		Hardwoods Distribution, Inc.	33,578	0.0
44,557		High Arctic Energy Services, Inc.	106,868	0.1
3,200		High Liner Foods, Inc.	35,109	0.0
5,500		Intertape Polymer Group, Inc.	63,602	0.0
21,900	@	Just Energy Group, Inc.	146,185	0.1
3,800	@	Killam Apartment Real Estate Investment Trust	29,381	0.0
300		Lassonde Industries, Inc.	33,193	0.0
6,485		Laurentian Bank of Canada	220,811	0.1
120,100		Lucara Diamond Corp.	197,180	0.1
5,900	@	Macro Enterprises, Inc.	7,791	0.0
8,500		Magellan Aerospace Corp.	86,766	0.0
400		Morguard Corp.	37,476	0.0
17,600		Nevsun Resources Ltd	47,866	0.0
8,300	@	New Flyer Industries, Inc.	158,073	0.1
18,363		North American Energy Partners, Inc.	30,850	0.0
44,131	@	Parex Resources, Inc.	290,762	0.1
16,300		Parkland Fuel Corp.	258,305	0.1
9,600	@	Pason Systems Inc.	123,677	0.1
8,810		Quebecor, Inc.	223,253	0.1
51,894	@	Raging River Exploration, Inc.	331,538	0.2
10,100		Reitmans Canada Ltd.	28,839	0.0
46,445	@	Richmont Mines, Inc.	168,131	0.1
10,230		Ritchie Bros Auctioneers, Inc.	233,532	0.1
46,953		Rona, Inc.	412,251	0.2
75,365	@	SEMAFO, Inc.	188,291	0.1
9,601		Stella-Jones, Inc.	290,107	0.1
35,000	@	Teranga Gold Corp.	9,994	0.0
1,700		TMX Group Ltd.	49,341	0.0
4,600		Torstar Corp.	7,684	0.0
2,200		Total Energy Services, Inc.	22,536	0.0
61,439		Transcontinental, Inc.	808,720	0.4
18,700		Uni-Select, Inc.	808,923	0.4
46,700		Western Energy Services Corp.	124,009	0.1
497		Westjet Airlines Ltd.	6,712	0.0
12,400		Wi-LAN, Inc.	13,631	0.0
43,500	@	Xtreme Drilling and Coil Services Corp.	51,856	0.0
16,517	@	Yellow Pages Ltd./Canada	187,465	0.1
			11,391,831	4.9

		Chile: 0.0%
4,314		Cia Cervecerias Unidas SA ADR	93,139	0.0

		China: 0.2%
34,000		Baoye Group Co. Ltd.	19,620	0.0
14,836	@	China King-highway Holdings Ltd.	36,921	0.0
17,778		China Yuchai International Ltd.	166,935	0.1
94,000		Harbin Electric Co. Ltd.	34,045	0.0
281,000		Phoenix Healthcare Group Co. Ltd.	243,077	0.1
88,000	@	RREEF China Commercial Trust	–	–
92,000		Sinotruk Hong Kong Ltd.	30,787	0.0
67,000		Weiqiao Textile Co.	29,852	0.0
			561,237	0.2

		Denmark: 1.1%
257		ALK-Abello A/S	35,557	0.0
17,218	@	Bavarian Nordic A/S	722,128	0.3
4,865	@	Chemometec A/S	31,680	0.0
27,877		Columbus A/S	27,964	0.0
5,310		Dfds A/S	188,436	0.1
1,304	@	Forward Pharma A/S ADR	20,929	0.0
32,965	@	H Lundbeck A/S	1,070,724	0.5
1,751		Pandora A/S	234,259	0.1
660	@	PER Aarsleff A/S	202,360	0.1
344		Solar A/S	19,435	0.0
4,573		Spar Nord Bank A/S	37,633	0.0
			2,591,105	1.1

		Finland: 0.6%
5,428		Atria PLC	52,446	0.0
27,097		Cramo PLC	521,155	0.2
20,192	@	Finnair OYJ	108,057	0.0
35,127		HKScan OYJ	134,043	0.1
7,080		Lassila & Tikanoja OYJ	132,916	0.1
8,558		M-real OYJ	57,231	0.0
19,720		Oriola-KD OYJ	89,626	0.1
47,615		Sponda OYJ	194,756	0.1
1,403		Tieto OYJ	37,773	0.0
			1,328,003	0.6

		France: 5.1%
4,685		Alten Ltd.	263,707	0.1
3,156		Arkema SA	197,126	0.1
4,635		Atos SE	366,411	0.2
675	@	Ausy	32,613	0.0
1,451		Boiron SA	109,244	0.1

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		France: (continued)
1,601		Caisse Regionale de Credit Agricole Mutuel Nord de France	$27,819	0.0
1,111		Cegid Group	60,177	0.0
60,387		Coface SA	495,255	0.2
2,912		Compagnie des Alpes	44,353	0.0
65,516		Derichebourg	207,578	0.1
65		Devoteam SA	2,409	0.0
8,881		Eurazeo SA	542,128	0.2
252		Eurofins Scientific	82,672	0.1
5,736	@	EuropaCorp	26,973	0.0
3,571		Fonciere Des Regions	303,414	0.1
167		GEA	13,387	0.0
882		Groupe Crit	47,964	0.0
1,501	@	Groupe Fnac	86,179	0.1
2,941		Guerbet	241,241	0.1
26,097		Havas SA	207,944	0.1
5,912	@	ID Logistics Group	672,466	0.3
18,174		Imerys SA	1,124,703	0.5
3,491		Ingenico Group SA	412,093	0.2
9,565		Ipsen SA	551,320	0.2
7,146		Korian SA	241,823	0.1
2,221		Le Belier	75,004	0.0
1,992		Lectra	25,500	0.0
380		Manutan International	21,118	0.0
12,176		Mercialys SA	248,630	0.1
7,980		MGI Coutier	145,231	0.1
833		Mr Bricolage	11,316	0.0
6,557		Nexity	296,769	0.1
765		Plastivaloire	53,958	0.0
6,663		Scor S.A.	232,259	0.1
1,286		Synergie SA	33,667	0.0
50,808		Technicolor SA	361,056	0.2
8,564		Teleperformance	713,509	0.3
95		Tessi SA	13,806	0.0
106		Total Gabon	15,443	0.0
424		Trigano SA	26,742	0.0
59,622	@	UbiSoft Entertainment	1,637,674	0.7
2,214		Valeo SA	287,682	0.1
13,074		Veolia Environnement	315,201	0.1
451		Vetoquinol SA	18,004	0.0
3,218	L	Virbac SA	591,173	0.3
4,094		Wendel	409,976	0.2
			11,894,717	5.1

		Germany: 5.9%
5,821		Aareal Bank AG	159,295	0.1
8,883	L	Adler Modemaerkte AG	88,059	0.1
11,453	@	ADVA AG Optical Networking	108,128	0.0
8,267		Amadeus Fire AG	594,204	0.3
13,958		Aurelius SE & Co. KGaA	704,699	0.3
4,314		Aurubis AG	175,882	0.1
371		bet-at-home.com AG	38,615	0.0
5,703		Borussia Dortmund GmbH & Co. KGaA	24,304	0.0
1,838		CENIT AG	38,038	0.0
9,249		CENTROTEC Sustainable AG	127,166	0.1
6,231		Cewe Stiftung & Co. KGAA	331,114	0.1
79,743	@	Deutsche Lufthansa AG	1,169,318	0.5
43,125		Deutz AG	140,381	0.1
6,160	@	Dialog Semiconductor PLC	188,453	0.1
7,144	@	DIC Asset AG	67,708	0.0
7,164		Duerr AG	485,104	0.2
470		Eckert & Ziegler AG	9,318	0.0
3,487		Elmos Semiconductor AG	53,130	0.0
18,043		ElringKlinger AG	456,363	0.2
43,063	@	Evotec AG	160,969	0.1
4,254		Francotyp-Postalia Holding AG	20,268	0.0
10,756		Freenet AG	334,487	0.1
4,856		Gerresheimer AG	345,016	0.2
2,070		GRENKELEASING AG	398,327	0.2
2,120	@	H&R WASAG AG	20,372	0.0
198		Hornbach Baumarkt AG	5,507	0.0
1,216		Hornbach Holding AG & Co. KGaA	74,427	0.0
931	@	Hypoport AG	70,777	0.0
1,410		Jenoptik AG	19,005	0.0
835	@	Koenig & Bauer AG	25,264	0.0
38,771	@,L	Kontron AG	139,105	0.1
1,810		Krones AG	195,140	0.1
948		Leifheit AG	47,908	0.0
4,097		Nemetschek AG	188,051	0.1
6,247	@	Nordex AG	202,474	0.1
50,390	@	Patrizia Immobilien AG	1,288,317	0.6
1,563		Rheinmetall AG	111,676	0.1
26,218		Rhoen Klinikum AG	761,386	0.3
60,231		SAF-Holland SA	697,401	0.3
905		Sartorius AG	232,105	0.1
561		Schweizer Electronic AG	12,358	0.0
13,534		STRATEC Biomedical AG	794,702	0.3
16,390	L	Stroeer Media SE	964,537	0.4
19,168		TAG Immobilien AG	225,649	0.1
1,351		Takkt AG	25,085	0.0
7,029		TLG Immobilien AG	134,126	0.1
11,774		TUI AG - TUI - GBP	199,957	0.1
6,420		United Internet AG	332,255	0.1
1,092		Vib Vermoegen AG	19,696	0.0
10,658	L	VTG AG	304,114	0.1
6,616		Wirecard AG	334,575	0.1
1,511		Wuestenrot & Wuerttembergische AG	32,239	0.0
308		XING AG	58,992	0.0
			13,735,546	5.9

		Gibraltar: 0.0%
11,628	@	32Red PLC	25,187	0.0

		Greece: 0.0%
3,807		Aegean Airlines SA	30,843	0.0

		Guernsey: 0.0%
4,806		Tetragon Financial Group Ltd.	45,128	0.0

		Hong Kong: 1.4%
466,000		Bossini International Hldg	24,340	0.0
6,000		Cafe de Coral Holdings Ltd.	16,441	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Hong Kong: (continued)
330,000	@	Champion Technology Holdings Ltd.	$4,465	0.0
5,605,840	@	China Billion Resources Ltd.	–	–
105,448	@	China Engine Group Ltd.	151,806	0.1
125,000	@	Chun Sing Engineering Holdings Ltd.	12,507	0.0
200,000		Computime Group Ltd.	25,583	0.0
48,000		Dah Sing Financial Holdings Ltd.	225,628	0.1
507,500	@	DMX Technologies Group Ltd.	–	–
64,000		Dream International Ltd.	11,762	0.0
228,000		Eagle Nice International Holdings Ltd.	56,037	0.0
558,000		Emperor International Holdings Ltd.	89,498	0.1
50,000	@	eSun Holdings Ltd.	3,306	0.0
21,000		Fairwood Holdings Ltd.	61,236	0.0
716,000		Fountain SET Hldgs	76,005	0.0
566,000		Get Nice Holdings Ltd.	20,583	0.0
54,000		Giordano Intl. Ltd.	21,588	0.0
2,000		Guoco Group Ltd.	20,236	0.0
30,944		Hanison Construction Holdings Ltd.	4,349	0.0
127,200		HKR International Ltd.	53,841	0.0
10,000		Hong Kong Ferry Holdings Co. Ltd.	11,099	0.0
238,000		Hop Fung Group Holdings Ltd.	15,705	0.0
54,000		Hung Hing Printing Group Ltd.	6,616	0.0
88,000		I.T LTD	21,392	0.0
52,000	@	Jinhui Holdings Co., Ltd.	6,338	0.0
3,680,000		Lai Fung Holdings Ltd.	55,779	0.0
928,000		Lai Sun Development Co. Ltd.	11,537	0.0
9,000		Lippo Ltd.	4,901	0.0
386,000		Man Wah Holdings Ltd.	419,433	0.2
230,000	@	Neptune Group Ltd.	1,965	0.0
108,000		Newocean Energy Holdings Ltd.	36,601	0.0
240,000	@	Pa Shun Pharmaceutical International Holdings Ltd.	20,928	0.0
278,000	@	Pacific Andes International Holdings Ltd.	5,217	0.0
296,000		PAX Global Technology Ltd.	300,053	0.1
72,000		Playmates Holdings Ltd.	79,775	0.1
191,000		Road King Infrastructure	152,418	0.1
668,000		Shun TAK Holdings Ltd.	224,981	0.1
990,000	@	Sinolink Worldwide Holdings	118,424	0.1
167,000		SmarTone Telecommunications Holding Ltd.	259,055	0.1
2,000		Soundwill Holdings Ltd.	2,272	0.0
202,000		Texwinca Holdings Ltd.	195,465	0.1
1,810,000		Tongda Group Holdings Ltd.	289,996	0.1
100,000		TPV Technology Ltd.	11,156	0.0
69,500		Valuetronics Holdings Ltd.	18,799	0.0
109,000		Varitronix International Ltd.	77,380	0.0
464,400		VST Holdings Ltd.	84,129	0.1
140,000		Wuling Motors Holdings Ltd.	10,360	0.0
			3,320,985	1.4

		India: 1.2%
2,647		Accelya Kale Solutions Ltd.	35,450	0.0
9,710		Allcargo Logistics Ltd.	27,002	0.0
3,030		Balmer Lawrie & Co. Ltd.	25,780	0.0
12,056		Emami Ltd.	179,718	0.1
34,065		FIEM Industries Ltd.	372,011	0.2
25,620	@	Geodesic Ltd.	–	–
45,888		GHCL Ltd.	81,117	0.0
22,694		Gujarat Alkalies & Chemicals Ltd.	61,696	0.0
35,470		Gujarat Industries Power Co. Ltd.	43,515	0.0
19,759		Gujarat State Fertilisers & Chemicals Ltd.	20,452	0.0
55,282		Jamna Auto Industries Ltd.	119,309	0.1
32,130		KPR Mill Ltd.	349,029	0.2
56,982		KRBL Ltd.	204,199	0.1
23,820		Nucleus Software Exports Ltd.	77,567	0.0
37,058		OnMobile Global Ltd.	71,897	0.0
3,956		RSWM Ltd.	19,172	0.0
100,998		Sonata Software Ltd.	243,763	0.1
4,819		State Bank of Bikaner & Jaipur	37,908	0.0
21,497		Tamilnadu Newsprint & Papers Ltd.	78,790	0.0
214,251		Trident Ltd./India	167,660	0.1
21,379	@	Varun Industries Ltd.	–	–
7,646		Welspun India Ltd.	94,244	0.1
2,550	@	WNS Holdings Ltd. ADR	73,159	0.0
39,975		Zensar Technologies Ltd.	535,116	0.2
			2,918,554	1.2

		Indonesia: 0.1%
554,400	@	Agung Podomoro Land Tbk PT	12,524	0.0
5,496,462	@	Darma Henwa Tbk PT	19,951	0.0
2,582,500		Gajah Tunggal Tbk PT	95,428	0.1
129,500		Indah Kiat Pulp and Paper Corp. Tbk PT	8,790	0.0
82,900		Petrosea Tbk PT	1,723	0.0
4,480	@	Sunway Construction Group Bhd	1,470	0.0
			139,886	0.1

		Ireland: 0.4%
409,114	@	Cairn Homes PLC	522,965	0.2
81,479	@	Circle Oil PLC	3,123	0.0
58,283		UDG Healthcare PLC	435,673	0.2
			961,761	0.4

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Israel: 0.7%
11,628	@	Babylon Ltd.	$5,055	0.0
132,566		El Al Israel Airlines	89,754	0.1
496	@	Enzymotec Ltd.	4,449	0.0
1,410		Formula Systems 1985 Ltd.	35,896	0.0
22,298	@	Mellanox Technologies Ltd.	1,013,444	0.5
20,948	@,L	Neuroderm Ltd.	282,798	0.1
132,175	@	Oil Refineries Ltd.	54,700	0.0
4,346	@	Perion Network Ltd.	10,648	0.0
3,781		Plus500 Ltd.	23,434	0.0
2,490		Sapiens International Corp. NV	25,049	0.0
			1,545,227	0.7

		Italy: 5.9%
213,850		AEM S.p.A.	256,425	0.1
51,403		Amplifon S.p.A.	430,924	0.2
133,504		Anima Holding SpA	981,659	0.4
9,304		Ascopiave SpA	22,234	0.0
85,318	@	Autogrill S.p.A.	725,121	0.3
25,995		Autostrada Torino-Milano S.p.A.	282,447	0.2
2,646		Banca Generali SpA	72,168	0.0
3,654		Banca IFIS SpA	114,612	0.1
720,217		Beni Stabili S.p.A.	486,610	0.2
6,816		Biesse S.p.A.	92,564	0.0
14,442		Brembo SpA	592,546	0.3
41,940	L	Brunello Cucinelli SpA	701,904	0.3
7,618		Caltagirone SpA	15,242	0.0
104,497		Cerved Information Solutions SpA	863,633	0.4
31,452		Credito Emiliano S.p.A.	210,491	0.1
17,087		Danieli & Co. Officine Meccaniche S.p.A.	331,488	0.1
19,064		DiaSorin SpA	1,003,379	0.4
4,546		Digital Bros SpA	30,771	0.0
615		El.En. SpA	25,330	0.0
6,441		Elica SpA	11,575	0.0
15,292		Emak SpA	11,511	0.0
441		Engineering Ingegneria Informatica SpA	28,078	0.0
74,638		ERG S.p.A.	936,489	0.4
10,101		Exor S.p.A.	329,282	0.1
149,151	#,@	Infrastrutture Wireless Italiane SpA	753,277	0.3
767		Italmobiliare SpA	28,980	0.0
6,023	L	Italmobiliare SpA - RSP	170,219	0.1
8,621		La Doria SpA	113,331	0.0
65,851		Moncler S.p.A.	976,334	0.4
138,885	#,@	OVS SpA	847,602	0.4
24,428		Recordati S.p.A.	605,449	0.3
56,846	@	Reno de Medici SpA	20,048	0.0
2,675	L	SAES Getters SpA	36,020	0.0
48,042	L	Salvatore Ferragamo Italia SpA	1,086,623	0.5
283,500	@	Saras S.p.A.	595,077	0.3
3,509		Servizi Italia SpA	13,913	0.0
2,466		Sesa SpA	38,522	0.0
5,943	@	Sogefi S.p.A.	11,115	0.0
			13,852,993	5.9

		Japan: 28.4%
4,200		Aderans Co. Ltd.	21,047	0.0
4,900		Ahresty Corp.	30,445	0.0
1,000		Aichi Bank Ltd.	47,959	0.0
9,700		Ain Pharmaciez, Inc.	440,753	0.2
19,000		Akita Bank Ltd.	56,320	0.0
3,900		Alpha Systems, Inc.	58,834	0.0
800		Amiyaki Tei Co., Ltd.	31,345	0.0
2,100		Amuse, Inc.	91,041	0.1
8,000		Anabuki Kosan, Inc.	16,453	0.0
300		AOI Electronic Co. Ltd.	6,987	0.0
1,900		Arakawa Chemical Industries Ltd.	17,885	0.0
1,200		Arata Corp.	23,219	0.0
1,000		Arc Land Sakamoto Co., Ltd.	21,121	0.0
47,000		Arealink Co. Ltd.	49,959	0.0
10,700		Ariake Japan Co., Ltd.	599,867	0.3
9,700	@	ArtSpark Holdings Inc	142,527	0.1
2,800		Asahi Broadcasting Corp.	16,397	0.0
28,400		Asahi Intecc Co. Ltd.	1,308,843	0.6
60,000		Asanuma Corp.	147,800	0.1
14,900		ASKA Pharmaceutical Co., Ltd.	148,365	0.1
116,100		Asset Managers Co., Ltd.	398,879	0.2
7,000		Bando Chemical Industries Ltd.	27,754	0.0
11,000		Bank of Saga Ltd.	22,755	0.0
1,000		Bank of Toyama Ltd./The	29,796	0.0
5,800		Belluna Co., Ltd.	29,712	0.0
2,700		BML, Inc.	82,766	0.0
13,100		Bunka Shutter Co., Ltd.	107,751	0.1
27,000		Calsonic Kansei Corp.	237,155	0.1
1,400		Cawachi Ltd.	23,571	0.0
41,000		Central Glass Co., Ltd.	220,087	0.1
8,500		Chiba Kogyo Bank Ltd.	42,558	0.0
2,700		Chimney Co. Ltd.	64,630	0.0
5,200		Chiyoda Integre Co., Ltd.	131,324	0.1
7,000		Chori Co., Ltd.	89,909	0.1
11,800		Chubu Shiryo Co., Ltd.	88,960	0.0
24,900		CKD Corp.	233,343	0.1
3,300		Cleanup Corp.	19,678	0.0
11,003		Computer Engineering & Consulting Ltd.	114,864	0.1
2,500		Corona Corp.	22,150	0.0
2,100		Cresco Ltd.	32,266	0.0
7,900		CTI Engineering Co., Ltd.	71,599	0.0
43,000		Dai Nippon Toryo Co., Ltd.	82,735	0.0
28,100		Daicel Corp.	413,381	0.2
11,000		Daifuku Co., Ltd.	183,673	0.1
8,000		Daihatsu Diesel Manufacturing Co., Ltd.	46,342	0.0
92,000		Daihen Corp.	484,977	0.2
2,400		Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	84,497	0.0
84,000		Daikyo, Inc.	135,707	0.1
63,600		Daikyonishikawa Corp.	1,037,453	0.5
58,000		Daito Bank Ltd.	95,158	0.1
5,300		Daito Pharmaceutical Co. Ltd.	128,301	0.1
115,000		Daiwa Industries Ltd.	844,497	0.4
2,900		DCM Holdings Co., Ltd.	20,947	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
102,000		Denka Co., Ltd.	$452,048	0.2
54,900		Denyo Co., Ltd.	702,150	0.3
22,000		Doutor Nichires Holdings Co., Ltd.	335,183	0.2
35,691		DTS Corp.	741,899	0.3
4,100		Eco's Co., Ltd.	50,326	0.0
23,000		Ehime Bank Ltd.	46,574	0.0
9,000		Eighteenth Bank Ltd.	24,288	0.0
38,100		EPS Holdings, Inc.	415,186	0.2
12,500		Ezaki Glico Co., Ltd.	683,243	0.3
2,200		FALCO HOLDINGS Co. Ltd.	24,105	0.0
71,000		Ferrotec Corp.	766,933	0.3
30,400		FIDEA Holdings Co., Ltd.	60,969	0.0
3,900	@	First Brothers Co. Ltd.	48,178	0.0
11,600		Foster Electric Co., Ltd.	250,913	0.1
3,800		France Bed Holdings Co., Ltd.	30,354	0.0
14,000		Fuji Kiko Co., Ltd.	50,398	0.0
7,300		Fuji Pharma Co. Ltd.	137,289	0.1
20,427		Fuji Soft, Inc.	460,127	0.2
9,200		Fujikura Kasei Co., Ltd.	41,412	0.0
86,000		Fujikura Ltd.	421,264	0.2
12,500		Fujitsu Frontech Ltd.	137,761	0.1
2,500		FuKoKu Co. Ltd.	20,235	0.0
4,000		Fukuda Corp.	34,795	0.0
900		Fukuda Denshi Co., Ltd.	44,781	0.0
2,000		Furusato Industries Ltd.	29,916	0.0
8,000		Fuso Pharmaceutical Industries Ltd.	18,128	0.0
17,900		Futaba Industrial Co., Ltd.	74,282	0.0
15,200		Future Architect, Inc.	99,867	0.1
5,500		G-7 Holdings, Inc.	69,035	0.0
13,000		Gakken Holdings Co., Ltd.	26,811	0.0
4,600		Golf Digest Online, Inc.	29,268	0.0
12,300		Grandy House Corp.	37,913	0.0
36,800		H2O Retailing Corp.	627,303	0.3
1,100		Hagihara Industries, Inc.	20,471	0.0
3,900		Haruyama Trading Co., Ltd.	25,513	0.0
50,600		Haseko Corp.	529,961	0.2
1,300	@	Hiday Hidaka Corp.	42,081	0.0
2,000		Hirata Corp.	38,072	0.0
18,000		Hitachi Kokusai Electric, Inc.	216,729	0.1
1,869		Hitachi Zosen Fukui Corp.	20,549	0.0
21,000		Hodogaya Chemical Co., Ltd.	36,771	0.0
10,000		Hokkan Holdings Ltd.	25,254	0.0
2,000		Hokko Chemical Industry Co. Ltd.	6,131	0.0
9,000		Hokuriku Electrical Construction Co. Ltd.	69,575	0.0
6,100		Hoshizaki Electric Co., Ltd.	426,580	0.2
5,000		Hosokawa Micron Corp.	23,328	0.0
12,000		Hyakugo Bank Ltd.	50,619	0.0
4,400		I K K, Inc.	23,289	0.0
6,600		IBJ Leasing Co., Ltd.	126,506	0.1
29,000		Ichiken Co. Ltd.	93,705	0.1
2,700		Ichinen Holdings Co., Ltd.	23,843	0.0
267,000		IHI Corp.	570,538	0.3
35,900		Iida Group Holdings Co. Ltd.	639,986	0.3
2,100		Inaba Seisakusho Co., Ltd.	21,143	0.0
66,509		Inabata & Co., Ltd.	638,517	0.3
31,000		Infocom Corp.	413,188	0.2
125,000	@	Ishihara Sangyo Kaisha Ltd.	94,319	0.1
17,800		Information Services International-Dentsu Ltd.	356,683	0.2
6,100		Itfor, Inc.	29,332	0.0
13,200		Itoki Corp.	89,354	0.0
4,100		IwaiCosmo Holdings, Inc.	44,225	0.0
12,000		Iwasaki Electric Co., Ltd.	21,182	0.0
18,300	L	Jamco Corp.	420,614	0.2
12,800	@	Japan Asia Group Limited	59,259	0.0
14,000		Japan Aviation Electronics Industry Ltd.	141,710	0.1
26,700		Japan Foundation Engineering Co. Ltd.	103,001	0.1
4,200		Japan Medical Dynamic Marketing, Inc.	25,335	0.0
36,000		Jeol Ltd.	203,685	0.1
19,000		Joban Kosan Co. Ltd.	24,119	0.0
1,800		Kaga Electronics Co., Ltd.	22,526	0.0
700		Kamei Corp.	6,535	0.0
5,000		Kanagawa Chuo Kotsu Co., Ltd.	30,186	0.0
839,000		Kanematsu Corp.	1,336,431	0.6
25,000		Kanto Denka Kogyo Co., Ltd.	192,779	0.1
16,200		Kappa Create Co., Ltd.	164,426	0.1
17,500		Kasai Kogyo Co., Ltd.	228,854	0.1
1,600		Kawasumi Laboratories, Inc.	13,686	0.0
7,700		Keihanshin Building Co. Ltd.	41,355	0.0
124,900		Kenedix, Inc.	507,473	0.2
3,700		Kenko Mayonnaise Co. Ltd.	72,156	0.0
5,700		King Co. Ltd.	19,433	0.0
32,000	@	KNT-CT Holdings Co., Ltd.	55,141	0.0
18,000		Kitagawa Iron Works Co., Ltd.	33,609	0.0
1,700		Kita-Nippon Bank Ltd.	44,816	0.0
1,000		Kitano Construction Corp.	2,473	0.0
3,300		Komatsu Wall Industry Co., Ltd.	51,221	0.0
18,800		Konami Corp.	435,344	0.2
1,200		Konishi Co., Ltd.	24,204	0.0
5,400		Kosaido Co., Ltd.	17,418	0.0
1,100		KRS Corp.	23,636	0.0
6,700		Ks Holdings Corp.	228,208	0.1
9,500		Kura Corp.	400,429	0.2
14,000		Kurabo Industries Ltd.	23,914	0.0
20,000		Kyodo Printing Co., Ltd.	52,739	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
2,000		Kyosei Rentemu Co. Ltd.	$16,680	0.0
13,000		Kyowa Leather Cloth Co., Ltd.	94,648	0.1
37,000		Kyudenko Corp.	737,650	0.3
30,570		Kyushu Financial Group, Inc.	190,685	0.1
69,300		Leopalace21 Corp.	383,825	0.2
41,000		Makino Milling Machine Co., Ltd.	269,741	0.1
5,900		Marubun Corp.	40,338	0.0
75,000		Marudai Food Co., Ltd.	280,611	0.1
1,600		Maruka Machinery Co. Ltd.	19,687	0.0
5,000		Matsui Construction Co., Ltd.	27,950	0.0
6,300		Matsumotokiyoshi Holdings Co., Ltd.	294,830	0.1
1,400		Maxvalu Tokai Co. Ltd.	21,547	0.0
7,800		Meisei Industrial Co. Ltd.	29,111	0.0
5,800		Meiwa Estate Co., Ltd.	24,695	0.0
13,000		Michinoku Bank Ltd.	21,358	0.0
11,000		Mie Bank Ltd.	21,568	0.0
12,800		Mikuni Corp.	41,552	0.0
63,627		Mimasu Semiconductor Industry Co., Ltd.	553,666	0.2
6,300		Miroku Jyoho Service Co. Ltd.	46,025	0.0
800		Mitani Corp.	20,300	0.0
39,500		Mito Securities Co., Ltd.	134,002	0.1
188,200		Mitsubishi UFJ Lease & Finance Co., Ltd.	934,335	0.4
185,000		Mitsubishi Materials Corp.	570,651	0.3
1,100		Mitsubishi Research Institute, Inc.	32,853	0.0
4,000		Mitsuboshi Belting Co., Ltd.	29,561	0.0
11,400		Mitsui High-Tec, Inc.	58,347	0.0
22,000		Mitsui Matsushima Co., Ltd.	22,912	0.0
35,900		Miura Co., Ltd.	479,539	0.2
400		Mochida Pharmaceutical Co., Ltd.	30,935	0.0
9,600		Mone Square Holdings, Inc.	104,782	0.1
3,800		Monogatari Corp.	162,224	0.1
33,000		Morinaga & Co., Ltd.	181,771	0.1
16,400	L	MTI Ltd.	100,386	0.1
15,000		Nagano Bank Ltd.	23,445	0.0
19,700		Nakano Corp.	109,082	0.1
27,783		Namura Shipbuilding Co., Ltd.	202,950	0.1
9,000		NDS Co. Ltd.	22,625	0.0
21,300	@	New Japan Radio Co., Ltd.	81,587	0.0
11,100		Nichiha Corp.	160,542	0.1
10,073		Nichireki Co., Ltd.	76,305	0.0
3,800		Nichirin Co. Ltd.	45,514	0.0
2,000		NIFTY Corp.	18,461	0.0
52		Nippon Accommodations Fund, Inc.	186,113	0.1
78,000		Nippon Chemical Industrial Co., Ltd.	154,972	0.1
15,000		Nippon Chemiphar Co., Ltd.	70,854	0.0
17,300	L	Nippon Commercial Development Co. Ltd.	232,925	0.1
5,500		Nippon Filcon Co., Ltd./Tokyo	20,891	0.0
3,100		Nippon Hume Corp.	17,061	0.0
6,000		Nippon Koei Co. Ltd.	21,251	0.0
3,000		Nippon Pillar Packing Co., Ltd.	23,186	0.0
1,000		Nippon Piston Ring Co., Ltd.	15,582	0.0
10,000		Nippon Seisen Co., Ltd.	40,917	0.0
38,000		Nippon Shinyaku Co., Ltd.	1,323,791	0.6
15,000		Nippon Shokubai Co., Ltd.	980,458	0.4
3,200		Nippon Systemware Co., Ltd.	24,074	0.0
5,100		Nishimatsuya Chain Co., Ltd.	44,012	0.0
13,000		Nisshin Fudosan Co.	42,903	0.0
6,000		Nisshin Oillio Group Ltd.	25,080	0.0
90,000		Nittetsu Mining Co., Ltd.	347,841	0.2
8,000		Nitto Seiko Co., Ltd.	19,457	0.0
25,800		Nittoc Construction Co. Ltd.	97,931	0.1
28,000		NS Solutions Corp.	634,809	0.3
33,500		OAK Capital Corp.	54,577	0.0
86,000		Obayashi Road Corp.	543,243	0.2
1,000		Odelic Co. Ltd.	31,246	0.0
53,000		Oenon Holdings, Inc.	92,067	0.1
5,800		Ohashi Technica, Inc.	61,181	0.0
21,000		Oita Bank Ltd.	72,736	0.0
8,000		Okura Industrial Co., Ltd.	20,736	0.0
6,000		Origin Electric Co. Ltd.	14,547	0.0
3,200		Pasona Group, Inc.	20,783	0.0
1,800		Proto Corp.	25,662	0.0
2,600		Qol Co. Ltd.	38,096	0.0
8,000		Regal Corp.	21,229	0.0
3,300		Relo Holdings, Inc.	395,125	0.2
6,500		Renaissance, Inc.	67,629	0.0
14,800		Resorttrust, Inc.	372,881	0.2
21,100		Rheon Automatic Machinery Co., Ltd.	133,990	0.1
5,800		Royal Holdings Co., Ltd.	107,230	0.1
3,000		Ryoden Trading Co. Ltd.	18,664	0.0
5,100		Saizeriya Co., Ltd.	107,407	0.1
13,000		Sakai Ovex Co., Ltd.	22,884	0.0
23,282		San-Ai Oil Co., Ltd.	180,546	0.1
2,000		Sanei Architecture Planning Co. Ltd.	19,833	0.0
34,600		San-In Godo Bank Ltd.	249,827	0.1
4,000		Sankyo Frontier Co. Ltd.	28,011	0.0
6,800		Sankyo Tateyama, Inc.	81,624	0.0
62,000		Sankyu, Inc.	305,353	0.1
2,100		Sanoyas Holdings Corp.	4,015	0.0
2,800		Sansha Electric Manufacturing Co. Ltd.	15,535	0.0
137,300		Sanwa Holdings Corp.	973,388	0.4

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
4,000		Sanyo Denki Co. Ltd.	$20,765	0.0
114,000		Sanyo Shokai Ltd.	287,969	0.1
5,500		Sawai Pharmaceutical Co., Ltd.	381,415	0.2
39,200		Scroll Corp.	136,157	0.1
20,000		Seika Corp.	47,037	0.0
9,800		Seikitokyu Kogyo Co., Ltd.	45,547	0.0
39,200		Seino Holdings Corp.	427,011	0.2
2,300		Senshu Electric Co. Ltd	30,794	0.0
10,900		Shidax Corp.	47,812	0.0
61,000		Shiga Bank Ltd.	272,378	0.1
34,000		Shimadzu Corp.	526,449	0.2
3,400		Shin Nippon Air Technologies Co. Ltd.	28,324	0.0
12,000		Shinagawa Refractories Co., Ltd.	24,411	0.0
2,600		Shinko Shoji Co., Ltd.	26,440	0.0
433,000		Shinsei Bank Ltd.	676,765	0.3
224,000		Shinsho Corp.	413,381	0.2
3,500		Shinwa Co., Ltd./Nagoya	43,273	0.0
8,300		Shizuoka Gas Co., Ltd.	54,696	0.0
4,000		Shobunsha Publications, Inc.	23,442	0.0
429,000	L	Showa Denko KK	470,077	0.2
7,000		Sinanen Holdings Co., Ltd.	26,603	0.0
2,900		Sinko Industries Ltd.	37,780	0.0
5,900		SK-Electronics Co., Ltd.	29,581	0.0
5,100		SNT Corp.	25,478	0.0
11,600	@	Sourcenext Corp.	49,801	0.0
3,700		SRA Holdings	86,788	0.0
700	@	Star Flyer, Inc.	31,343	0.0
2,100		Stella Chemifa Corp.	36,334	0.0
69,500		Sumco Corp.	469,358	0.2
32,900		SCSK Corp.	1,445,671	0.6
36,500		Sumitomo Densetsu Co., Ltd.	440,224	0.2
25,500		Sumitomo Forestry Co., Ltd.	323,767	0.1
95,000		Sumitomo Osaka Cement Co., Ltd.	387,228	0.2
45,600	L	Sun Frontier Fudousan Co., Ltd.	387,173	0.2
4,000		Suncall Corp.	17,897	0.0
10,000		Systena Corp.	129,948	0.1
2,600		T&K Toka Co. Ltd.	22,214	0.0
1,600		Tachibana Eletech Co., Ltd.	15,837	0.0
4,200		Tachikawa Corp.	24,016	0.0
179,000		Taiheiyo Cement Corp.	516,045	0.2
18,700		Taiyo Yuden Co., Ltd.	216,472	0.1
2,200		Takamatsu Machinery Co. Ltd.	13,046	0.0
86,300		Takara Leben Co., Ltd.	443,683	0.2
100		Takara Printing Co., Ltd.	1,096	0.0
1,100		Takasago International Corp.	24,392	0.0
7,000		Takiron Co., Ltd.	34,159	0.0
11,000		Tayca Corp.	50,495	0.0
80,800		TBK Co., Ltd.	299,542	0.1
4,500		TDK Corp.	247,182	0.1
177,000		Teijin Ltd.	648,515	0.3
52,100		Temp Holdings Co., Ltd.	770,832	0.3
27,300		Tenma Corp.	502,677	0.2
4,100		Tera Probe, Inc.	33,006	0.0
3,900		TKC	95,070	0.1
180,000		TOA Road Corp.	610,054	0.3
26,000		Tochigi Bank Ltd.	123,649	0.1
38,000		Toda Corp.	183,429	0.1
6,000		Toenec Corp.	38,264	0.0
13,000		Togami Electric Manufacturing Co. Ltd.	58,719	0.0
13,300		Toho Holdings Co., Ltd.	308,780	0.1
30,800		TOKAI Holdings Corp.	144,202	0.1
9,000		Toko, Inc.	28,839	0.0
3,000		Tokyo Energy & Systems, Inc.	24,676	0.0
6,600		Tokyo Ohka Kogyo Co., Ltd.	206,244	0.1
14,400		Tokyo Sangyo Co. Ltd.	55,629	0.0
12,100		Tokyo Seimitsu Co., Ltd.	259,569	0.1
100,100		Tokyo Steel Manufacturing Co., Ltd.	707,512	0.3
135,000		Tokyo Tekko Co., Ltd.	567,185	0.3
20,121		Tokyo TY Financial Group, Inc.	616,867	0.3
13,000		Toli Corp.	34,054	0.0
10,000		Tomoku Co., Ltd.	21,045	0.0
29,000		Tonami Holdings Co., Ltd.	80,608	0.0
51,000		Nissan Tokyo Sales Holdings Co., Ltd.	128,531	0.1
3,500		Toukei Computer Co., Ltd.	61,472	0.0
4,300		Tow Co., Ltd.	22,357	0.0
140,000		Towa Bank Ltd.	109,765	0.1
400		Towa Pharmaceutical Co., Ltd.	22,278	0.0
61,200		Toyo Kohan Co., Ltd.	198,319	0.1
12,400		Toyo Machinery & Metal Co., Ltd.	40,632	0.0
9,000		Toyo Securities Co., Ltd.	27,457	0.0
24,300		Toyo Tire & Rubber Co., Ltd.	519,882	0.2
21,400		Transcosmos, Inc.	529,284	0.2
8,800		TS Tech Co., Ltd.	218,302	0.1
40,000		Tsubakimoto Chain Co.	284,211	0.1
25,200		Tsukuba Bank Ltd.	78,284	0.0
7,400		Tsuruha Holdings, Inc.	614,087	0.3
26,000		Uchida Yoko Co., Ltd.	94,906	0.1
3,500		UKC Holdings Corp.	73,156	0.0
2,600		Ulvac, Inc.	66,235	0.0
6,400		United Arrows Ltd.	309,556	0.1
29,930		Usen Corp.	88,047	0.0
7,600	L	Utoc Corp.	24,539	0.0
21,300		Warabeya Nichiyo Co., Ltd.	445,994	0.2
10,304		Watabe Wedding Corp.	37,722	0.0
12,600		Welcia Holdings Co. Ltd.	680,310	0.3
7,000		Yamanashi Chuo Bank Ltd.	32,874	0.0
1,000		Yamaya Corp.	17,083	0.0
96,600		Yamazen Corp.	805,391	0.4

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
7,600		Yaoko Co., Ltd.	$318,327	0.1
5,100		Yashima Denki Co., Ltd.	23,421	0.0
3,100		Yellow Hat Ltd.	59,851	0.0
6,200		Yossix Co. Ltd.	86,849	0.0
72,200		Yuasa Trading Co., Ltd.	1,625,537	0.7
12,000		Yurtec Corp.	91,758	0.1
1,600		Yusen Logistics Co. Ltd.	18,970	0.0
48,000	L	Zenitaka Corp.	210,455	0.1
45,200		Zenkoku Hosho Co. Ltd.	1,416,588	0.6
3,600		Zenrin Co., Ltd.	74,381	0.0
11,800	L	Zuiko Corp.	406,216	0.2
			66,566,612	28.4

		Liechtenstein: 0.0%
592		Verwalt & Privat-Bank AG	48,488	0.0

		Luxembourg: 1.0%
38,563		Braas Monier Building Group SA	939,939	0.4
257		Brederode SA	10,474	0.0
52,958	@	d'Amico International Shipping SA	27,840	0.0
185,750		L'Occitane International SA	324,940	0.1
62,367	#	O'Key Group SA GDR	104,776	0.1
35,864		Reinet Investments SCA	686,102	0.3
7,760	@	Stabilus SA	334,994	0.1
			2,429,065	1.0

		Malaysia: 0.2%
37,800		Hua Yang Bhd	16,431	0.0
39,600		Kossan Rubber Industries	67,838	0.1
247,200		KSL Holdings BHD	75,558	0.0
114,300		Kumpulan Fima BHD	49,381	0.0
184,000		LBS Bina Group Bhd	60,300	0.0
192,523	@	Lion Industries Corp. Bhd	10,728	0.0
5,400		Malaysian Pacific Industries Bhd	10,572	0.0
45,000	@	MNRB Holdings Bhd	32,976	0.0
254,500		V.S. Industry Berhad	82,494	0.1
103,100		WTK Holdings Bhd	34,602	0.0
			440,880	0.2

		Malta: 0.2%
49,398	@	Brait SE	514,854	0.2

		Mexico: 0.4%
1,698,728	@	Axtel SA de CV	752,066	0.3
17,742		Grupo Financiero Interacciones SA de CV	95,373	0.0
15,778		Industrias Bachoco SAB de CV	56,935	0.0
50,877	@	Unifin Financiera SAPI de CV SOFOM ENR	148,947	0.1
			1,053,321	0.4

		Netherlands: 1.7%
6,803	@	Aalberts Industries NV	214,871	0.1
4,510		Accell Group	91,581	0.1
9,860		Advanced Metallurgical Group NV	89,858	0.0
4,984		ASM International NV	198,515	0.1
15,295		BE Semiconductor Industries NV	309,961	0.1
34,642		BinckBank NV	276,252	0.1
1,081		DOCdata NV	1,158	0.0
16,345	#	Euronext NV	792,343	0.3
18,726		IMCD Group NV	663,846	0.3
25,435	#,@	Intertrust NV	480,260	0.2
1,984		KAS Bank NV	21,170	0.0
10,613	@	Nieuwe Steen Investments Funds NV	42,962	0.0
478,561	@,L	SNS Reaal NV	–	–
10,048		TKH Group NV	373,425	0.2
57,636	@	Post NL	209,741	0.1
12,290		USG People NV	229,368	0.1
			3,995,311	1.7

		New Zealand: 0.3%
51,706		Fisher & Paykel Healthcare Corp.	290,667	0.1
93,878		Nuplex Industries Ltd.	253,104	0.1
81,267		Summerset Group Holdings Ltd.	209,640	0.1
			753,411	0.3

		Norway: 0.8%
35,603		ABG Sundal Collier ASA	24,654	0.0
46,643		Borregaard ASA	236,720	0.1
310,246		BW Offshore Ltd.	76,312	0.1
61,365	@	Kongsberg Gruppen ASA	978,591	0.4
77,894		Kvaerner ASA	60,649	0.0
7,502		Sparebank 1 Nord Norge	30,331	0.0
97,392		SpareBank 1 SMN	528,048	0.2
3,503		Spectrum ASA	10,814	0.0
			1,946,119	0.8

		Philippines: 0.1%
78,500		Benpres Holdings Corp.	8,572	0.0
83,080		Cebu Air, Inc.	134,731	0.1
			143,303	0.1

		Poland: 0.0%
4,052		Asseco Poland SA	55,899	0.0
641		Fabryki Mebli Forte SA	7,526	0.0
6,094		Lentex SA	11,707	0.0
10,723		Netia SA	14,665	0.0
			89,797	0.0

		Portugal: 0.1%
19,756		CTT-Correios de Portugal SA	171,612	0.1

		Qatar: 0.0%
13,944		United Development Co. QSC	70,835	0.0

		Singapore: 0.5%
74,200		China Sunsine Chemical Holdings Ltd.	16,695	0.0
29,300		Chip Eng Seng Corp. Ltd.	13,325	0.0
40,900		CSE Global Ltd.	12,632	0.0
34,600		Hock Lian Seng Holdings Ltd.	9,542	0.0
53,590		Hong Leong Asia Ltd.	28,900	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Singapore: (continued)
13,300		Hong Leong Finance Ltd.	$19,998	0.0
145,000		Innovalues Ltd.	86,314	0.0
60,100		Lian Beng Group Ltd.	17,951	0.0
275,944		Mapletree Industrial Trust	298,636	0.1
9,700		NSL Ltd./Singapore	10,361	0.0
35,000		QAF Ltd.	25,428	0.0
62,000		Riverstone Holdings Ltd.	46,132	0.1
35,000		Sim Lian Group Ltd.	19,655	0.0
2,600		Sing Holdings Ltd.	575	0.0
23,600		Singapore O&G Ltd.	12,050	0.0
54,000		Stamford Land Corp. Ltd	18,574	0.0
287,000		Starhill Global Real Estate Investment Trust	148,562	0.1
4,340		Sunningdale Tech Ltd.	2,453	0.0
201,700	@	SunVic Chemical Holdings Ltd.	19,963	0.0
167,000		Tiong Woon Corp. Holding Ltd.	16,399	0.0
402,250		UMS Holdings Ltd.	143,099	0.1
32,700		Venture Corp. Ltd.	179,155	0.1
			1,146,399	0.5

		South Africa: 0.5%
4,893		Aeci Ltd.	25,596	0.0
1,985		JSE Ltd.	16,174	0.0
3,504		Liberty Holdings Ltd.	24,705	0.0
14,802		Mpact Ltd.	39,804	0.0
36,990		Peregrine Holdings Ltd.	63,710	0.0
71,379	@	Super Group Ltd.	175,243	0.1
192,339		Telkom SA Ltd.	779,030	0.4
			1,124,262	0.5

		South Korea: 2.1%
432	@	Asia Holdings Co. Ltd.	35,749	0.0
3,656	@	Asia Paper Manufacturing Co. Ltd.	49,730	0.0
123	@	Dae Han Flour Mills Co. Ltd.	18,873	0.0
8,765	@	Daesang Holdings Co. Ltd.	126,461	0.1
2,360	@	Daesung Holdings Co. Ltd.	18,500	0.0
18,545	@	Daewon San Up Co. Ltd.	94,608	0.0
605	@	DAP Co. Ltd.	2,001	0.0
1,818	@	Dong-A ST Co. Ltd.	243,821	0.1
4,212	@	Dongil Industries Co. Ltd.	191,119	0.1
7,675		Handsome Co. Ltd.	261,376	0.1
7,962	@	Heungkuk Fire & Marine Insurance Co. Ltd	26,176	0.0
6,432		Hotel Shilla Co. Ltd.	352,335	0.2
2,592	@	Humax Co. Ltd	31,937	0.0
3,640	@	Inzi Controls Co. Ltd.	15,074	0.0
3,519	@	KISCO Corp.	109,415	0.1
4,383	@	KIWOOM Securities Co. Ltd.	202,686	0.1
3,014		KJB Financial Group Co. Ltd.	18,753	0.0
759	@	Kunsul Chemical Industrial Co. Ltd.	22,218	0.0
3,201	@	Kyungchang Industrial Co. Ltd.	14,618	0.0
196	@	KyungDong City Gas Co. Ltd.	12,556	0.0
2,553	@	LOTTE Himart Co. Ltd.	120,581	0.1
60,263		Nexen Tire Corp.	579,516	0.3
591		Nong Shim Co., Ltd.	231,040	0.1
4,742	@	Osstem Implant Co. Ltd.	328,770	0.1
908		RedcapTour Co. Ltd.	16,187	0.0
1,654		S&T Holdings Co. Ltd.	41,993	0.0
4,564	@	S&T Motiv Co. Ltd.	322,833	0.1
3,410	@	Saeron Automotive Corp.	22,758	0.0
8,006	@	Sam Young Electronics Co. Ltd.	74,790	0.0
9,132	@	Seah Besteel Corp.	193,514	0.1
1,841	@	Sejong Industrial Co., Ltd.	14,686	0.0
16,347		Seoul Semiconductor Co. Ltd.	213,801	0.1
3,164		Sewon Precision Industry Co. Ltd.	52,782	0.0
13,078		SKC Co., Ltd.	340,606	0.2
13,043	@	SL Corp.	191,545	0.1
5,613	@	Sung Woo Electronics Co., Ltd.	38,064	0.0
8,765	@	Tae Kyung Industrial Co. Ltd.	37,748	0.0
126	@	Taekwang Industrial Co. Ltd.	104,556	0.1
1,511	@	Uju Electronics Co. Ltd.	20,276	0.0
1,620		YESCO Co. Ltd.	47,867	0.0
5,806	@	Yoosung Enterprise Co. Ltd.	17,709	0.0
3,652	@	Zeus Co Ltd	38,143	0.0
			4,897,771	2.1

		Spain: 0.8%
3,072	@	Almirall SA	59,310	0.0
29,207		Bankinter S.A.	203,816	0.1
5,390	L	Bolsas y Mercados Espanoles	161,933	0.1
10,805		Enagas	314,274	0.1
91,556		FAES FARMA SA	268,367	0.1
16,020		Papeles y Cartones de Europa SA	84,643	0.0
50,963	@,L	Sol Melia SA	556,528	0.3
4,480		Tecnicas Reunidas SA	149,279	0.1
			1,798,150	0.8

		Sweden: 2.6%
5,063		Avanza AB	190,981	0.1
24,789		Axfood AB	433,721	0.2
22,011		Bilia AB	412,824	0.2
11,707		Billerud AB	186,550	0.1
3,403	@	BioGaia AB	102,096	0.0
64,938	@,L	Bufab Holding AB	417,156	0.2
4,280		Bure Equity AB	31,921	0.0
15,475		Byggmax Group AB	128,725	0.1
15,911	@	Cellavision AB	118,676	0.1
2,489		Clas Ohlson AB	41,267	0.0
56,000		Concentric AB	569,202	0.3
13,936	@	Dios Fastigheter AB	91,624	0.0
6,119		Duni AB	91,602	0.0
31,114	@	Fastighets AB Balder	695,208	0.3

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Sweden: (continued)
4,428	@	Hemfosa Fastigheter AB	$43,755	0.0
5,537	@,L	Indutrade AB	294,778	0.1
1,544		Investment AB Oresund	37,306	0.0
28,448		KappAhl Holding AB	113,270	0.1
7,961		Loomis AB	237,087	0.1
11,799	@	Medivir AB	92,456	0.0
22,484		Micronic Laser Systems AB	201,644	0.1
11,963	@	Moberg Pharma AB	81,506	0.0
27,859		MQ Holding AB	138,582	0.1
121,252	@,L	Net Insight AB	88,003	0.0
31,104		Nobia AB	347,474	0.2
3,293		Nolato AB	86,974	0.0
4,685	@,L	Recipharm AB	67,541	0.0
125,363		Rottneros AB	99,878	0.0
10,819		Scandi Standard AB	69,320	0.0
8,548	@	Swedish Orphan Biovitrum AB	108,195	0.1
8,660		Tethys Oil AB	59,557	0.0
4,768		Vitrolife AB	150,199	0.1
15,840		Wihlborgs Fastigheter AB	304,318	0.1
			6,133,396	2.6

		Switzerland: 6.3%
3,161		Actelion Ltd. - Reg	416,555	0.2
93		APG SGA SA	36,164	0.0
1,147		Autoneum Holding AG	250,240	0.1
9		Bell AG	31,630	0.0
2,006		Bobst Group AG	82,357	0.0
580	L	Burkhalter Holding AG	59,905	0.0
1,277		Calida Holding AG	38,272	0.0
2,784	@,L	Charles Voegele Holding AG	20,248	0.0
10,986	@	Clariant AG	179,395	0.1
1,943		Coltene Holding AG	117,413	0.1
8,058		EFG International	70,326	0.0
930		Emmi AG	429,043	0.2
484		Feintool International Holding AG	36,807	0.0
328		Flughafen Zuerich AG	241,842	0.1
1,134		Forbo Holding AG	1,203,526	0.5
894	@	Galenica AG	1,249,086	0.5
28,651		Gategroup Holding AG	1,059,123	0.5
546		Georg Fischer AG	360,830	0.2
393		Helvetia Holding AG	204,802	0.1
379		HOCHDORF Holding AG	63,749	0.0
36		Huegli Holding AG	25,849	0.0
4,666		Implenia AG	228,931	0.1
55		Interroll Holding AG	42,363	0.0
7,360		Julius Baer Group Ltd.	312,409	0.1
373		Kaba Holding AG	230,420	0.1
2,332		Kardex AG	167,127	0.1
498	@	Komax Holding AG - REG	104,824	0.0
17,211	@	Logitech International SA	273,090	0.1
16,290	@	Lonza Group AG	2,495,617	1.1
9		Metall Zug AG	22,173	0.0
17,107		Micronas Semiconductor Holding AG	123,750	0.1
153		Mobimo Holding AG	32,302	0.0
89,549	@	OC Oerlikon Corp. AG	799,235	0.4
87		Schaffner Holding AG	18,260	0.0
367		Siegfried Holding AG	67,571	0.0
1,065		Straumann Holding AG	323,358	0.1
4,417	@	Swiss Life Holding AG	1,125,914	0.5
462		Tamedia AG	76,898	0.1
7,697		Tecan Group AG	1,111,470	0.5
1,357		U-Blox AG	273,718	0.1
3,531		Valiant Holding	385,313	0.2
152		Vaudoise Assurances Holding SA	74,268	0.0
84		Vetropack Holding AG	116,855	0.1
180		VZ Holding AG	48,167	0.0
1,215	@	Zehnder Group AG	42,941	0.0
			14,674,136	6.3

		Taiwan: 0.8%
33,593		Ability Enterprise Co. Ltd.	19,899	0.0
111,000		Accton Technology Corp.	113,993	0.1
420,000		AU Optronics Corp.	109,223	0.0
838,000		BES Engineering Corp.	155,957	0.1
482,000		InnoLux Display Corp.	137,760	0.1
38,150		China Synthetic Rubber Corp.	26,371	0.0
37,896		ChipMOS Technologies (Bermuda) Ltd.	682,128	0.3
27,000	@	DFI Inc	35,533	0.0
51,000		Golden Friends Corp.	37,588	0.0
191,000		KEE TAI Properties Co. Ltd.	80,906	0.0
120,550		King Chou Marine Technology Co. Ltd.	114,037	0.1
52,000		Longwell Co.	46,984	0.0
134,000		Lucky Cement Corp.	38,474	0.0
193,626		Mercuries & Associates Holdings Ltd.	112,110	0.1
12,000		Min Aik Precision Industrial Co. Ltd.	26,596	0.0
159,000		Mitac Technology Corp.	96,530	0.0
14,177		Raydium Semiconductor Corp.	17,030	0.0
57,000	@	Taiwan Semiconductor Co., Ltd.	55,274	0.0
			1,906,393	0.8

		Thailand: 0.7%
37,200		Advanced Information Technology PCL	28,167	0.0
217,000		Cal-Comp Electronics Thailand PCL	20,594	0.0
312,900		Hwa Fong Rubber Thailand PCL	48,616	0.1
197,100		MK Real Estate Development PCL	23,796	0.0
43,700		Padaeng Industry PCL	12,871	0.0
62,700		Sri Trang Agro-Industry PCL	18,349	0.0
1,274,500		Thanachart Capital PCL	1,351,996	0.6
92,400		TKS Technologies PCL	19,182	0.0
			1,523,571	0.7

		Turkey: 0.0%
5,768		Adana Cimento Sanayii TAS	11,475	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Turkey: (continued)
29,274	@,L	Alcatel-Lucent Teletas Telekomunikasyon AS	$54,880	0.0
6,098	@	Cimentas Izmir Cimento Fabrikasi Turk AS	18,817	0.0
40,759		Is Yatirim Menkul Degerler A.S.	14,342	0.0
1,775		Pinar Entegre Et ve Un Sanayi AS	6,666	0.0
			106,180	0.0

		United Arab Emirates: 0.1%
102,811	@	Lamprell PLC	123,009	0.1

		United Kingdom: 15.2%
148,523		888 Holdings PLC	371,410	0.2
209,527		AA PLC	883,221	0.4
127,045		Abcam PLC	1,174,598	0.5
14,257		Ashtead Group PLC	183,920	0.1
18,233		Atkins WS PLC	376,575	0.2
318		Avon Rubber PLC	3,623	0.0
6,898		Awilco Drilling PLC	24,498	0.0
262,294		B&M European Value Retail SA	1,050,222	0.5
56,092		Beazley PLC	301,602	0.1
9,150		Bellway PLC	363,328	0.2
72,823		Big Yellow Group PLC	802,001	0.3
27,062		Britvic PLC	279,392	0.1
28,179	@	Capital & Regional PLC	26,038	0.0
9,468		Caretech Holdings PLC	29,478	0.0
6,916		Cenkos Securities PLC	13,698	0.0
86,692		Cineworld Group PLC	625,585	0.3
22,336		Clinigen Group Plc	201,598	0.1
11,029		Close Brothers Group PLC	203,208	0.1
16,594		Computacenter PLC	195,543	0.1
37,994		Consort Medical PLC	550,111	0.2
6,574	@	Costain Group PLC	32,932	0.0
3,089		Cranswick PLC	91,948	0.1
80,350		Crest Nicholson Holdings PLC	657,070	0.3
14,130		CVS Group PLC	160,468	0.1
130,322		Dart Group PLC	1,027,832	0.4
23,984		Davis Service Group PLC	373,991	0.2
1,550		Dechra Pharmaceuticals PLC	22,140	0.0
29,812		Dixons Carphone PLC	202,184	0.1
45,546		DS Smith PLC	238,309	0.1
152,894		Elementis PLC	469,052	0.2
3,017	L	EMIS Group PLC	42,163	0.0
159,154	@	EnQuest PLC	35,482	0.0
20,044	@	Faroe Petroleum PLC	15,263	0.0
4,449		Fidessa Group PLC	119,435	0.1
38,087	@	Flybe Group PLC	40,269	0.0
121,034		Gem Diamonds Ltd.	203,505	0.1
20,835		Genus PLC	426,616	0.2
2,122	@	Go-Ahead Group PLC	73,636	0.0
31,988		Greggs Plc	476,764	0.2
12,315		Hargreaves Services PLC	44,440	0.0
201,743		Hays PLC	366,306	0.2
28,243		Hikma Pharmaceuticals PLC	815,203	0.4
28,127	@	Hill & Smith Holdings PLC	301,590	0.1
160,040		Home Retail Group	312,913	0.1
98,065		Howden Joinery Group PLC	702,417	0.3
12,490		Hunting PLC	55,038	0.0
10,459		Indivior PLC	22,642	0.0
30,265		Informa PLC	275,248	0.1
33,662		Intermediate Capital Group PLC	280,613	0.1
133,414		Interserve PLC	892,329	0.4
80,717		Investec PLC - INP - ZAR	520,017	0.2
27,425		Investec PLC - INVP - GBP	174,482	0.1
63,964	@	Ithaca Energy, Inc.	19,118	0.0
49,533		ITV PLC	189,359	0.1
18,952		James Fisher & Sons PLC	291,652	0.1
5,620		John Wood Group PLC	51,948	0.0
24,800		Johnson Service Group PLC	30,832	0.0
20,683		Kainos Group PLC	65,441	0.0
111,673		Keller Group PLC	1,304,019	0.6
27,215		Kennedy Wilson Europe Real Estate PLC	434,053	0.2
43,805		Kier Group PLC	835,320	0.4
39,116		Laird PLC	198,922	0.1
14,472	@	Lavendon Group PLC	27,787	0.0
95,442	@	Lookers PLC	215,352	0.1
135,844		Man Group PLC	317,695	0.1
32,229		Marshalls PLC	141,214	0.1
102,910		Mcbride PLC	227,288	0.1
107,261		Mears Group PLC	649,557	0.3
74,779		Michael Page International PLC	434,234	0.2
100	@	Mimecast Ltd.	630	0.0
74,944		Mondi PLC	1,221,820	0.5
97,180		Moneysupermarket.com Group PLC	470,218	0.2
143,473		N Brown Group PLC	634,977	0.3
3,939		NAHL Group plc	13,162	0.0
74,748		National Express Group PLC	323,639	0.1
35,842		Northgate PLC	171,104	0.1
58,659		Novae Group PLC	689,565	0.3
157,042	@	Ophir Energy PLC	201,882	0.1
69,476		Paragon Group of Cos PLC	313,139	0.1
530,296		Pendragon PLC	299,302	0.1
1,858		Persimmon PLC	54,215	0.0
21,542		Playtech Ltd.	236,737	0.1
169,992		Polypipe Group plc	759,369	0.3
59,239		PZ Cussons PLC	225,360	0.1
61,250		QinetiQ PLC	203,180	0.1
7,493		Redcentric PLC	19,725	0.0
27,372		Redefine International PLC/Isle of Man	18,526	0.0
29,940		Redrow PLC	190,282	0.1
48,098		Regus PLC	203,326	0.1
13,979		Renew Holdings PLC	79,675	0.0
69,242		Restaurant Group PLC	527,523	0.2
1,599		Rightmove PLC	91,237	0.0

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United Kingdom: (continued)
21,242		RPC Group PLC	$228,196	0.1
35,750		Safestore Holdings PLC	174,965	0.1
177,564		Saga PLC	496,157	0.2
84,068		Savills PLC	907,100	0.4
21,302		Scapa Group PLC	59,720	0.0
9,893	@	Skyepharma PLC	55,682	0.0
10,694	@	Softcat PLC	51,809	0.0
9,105		St Ives Group PLC	28,867	0.0
35,333		ST Modwen Properties PLC	195,686	0.1
408	@	Stallergenes Greer PLC	12,150	0.0
23,680		Tate & Lyle PLC	212,189	0.1
23,605		Trinity Mirror PLC	50,678	0.0
18,518		Tullett Prebon PLC	89,169	0.0
273,925	@	Tyman PLC	1,029,463	0.5
26,516		Ultra Electronics Holdings PLC	721,451	0.3
138,434		Unite Group PLC	1,273,094	0.5
10,840	@	Vectura Group PLC	25,934	0.0
82,652		Vertu Motors PLC	81,262	0.0
37,758		Virgin Money Holdings UK PLC	169,962	0.1
76,467		Synthomer PLC	321,422	0.1
			35,699,286	15.2

		United States: 1.0%
96,900	@	Alacer Gold Corp.	150,790	0.1
41,600	@	Argonaut Gold, Inc.	31,234	0.0
6,561	@	China Cord Blood Corp.	39,235	0.0
24,396	@	FleetMatics Group PLC	1,059,030	0.5
4,710	@	Global Sources Ltd.	36,456	0.0
2,416	@	ICON PLC	159,625	0.1
4,649	@	Luxoft Holding, Inc.	349,047	0.1
13,241	@,L	magicJack VocalTec Ltd.	100,764	0.0
14,227	@	Markit Ltd.	403,478	0.2
			2,329,659	1.0

	Total Common Stock
	(Cost $235,773,812)		230,443,684	98.2

INVESTMENT COMPANIES: 0.1%
		Guernsey: 0.0%
14,846		UK Commercial Property Trust Ltd.	17,579	0.0

		United Kingdom: 0.1%
5,000		Electra Private Equity PLC	249,359	0.1

	Total Investment Companies
	(Cost $307,153)		266,938	0.1

PREFERRED STOCK: 1.1%
		Germany: 1.1%
8,756		Biotest AG	115,863	0.1
15,057		Draegerwerk AG & Co. KGaA	1,005,333	0.4
15,903		Jungheinrich AG	1,269,081	0.6
110		KSB AG	41,749	0.0
640		STO AG	70,198	0.0
4,755		Villeroy & Boch AG	62,764	0.0
			2,564,988	1.1

		South Africa: 0.0%
776		Absa Bank Ltd.	35,465	0.0

	Total Preferred Stock
	(Cost $1,504,555)		2,600,453	1.1

RIGHTS: –%
		Hong Kong: –%
464,000	@	Lai Sun Development Co. Ltd.	–	–

	Total Rights
	(Cost $–)		–	–

WARRANTS: 0.0%
		Malaysia: 0.0%
63,625	@	VS Industry Bhd	6,354	0.0

	Total Warrants
	(Cost $–)		6,354	0.0

	Total Long-Term Investments
	(Cost $237,585,520)		233,317,429	99.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.2%
	Securities Lending Collateralcc: 3.0%
266,630	Bank of Nova Scotia, Repurchase Agreement dated 01/29/16, 0.36%, due 02/01/16 (Repurchase Amount $266,638, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-4.500%, Market Value plus accrued interest $271,622, due 02/04/16-11/20/45)	266,630	0.1
1,663,870	Barclays Capital, Inc., Repurchase Agreement dated 01/29/16, 0.34%, due 02/01/16 (Repurchase Amount $1,663,916, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $1,697,147, due 02/15/16-11/15/45)	1,663,870	0.7

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
1,663,870	Daiwa Capital Markets, Repurchase Agreement dated 01/29/16, 0.38%, due 02/01/16 (Repurchase Amount $1,663,922, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $1,697,147, due 03/23/16-02/01/49)	$1,663,870	0.7
83,590	HSBC Securities USA, Repurchase Agreement dated 01/29/16, 0.30%, due 02/01/16 (Repurchase Amount $83,592, collateralized by various U.S. Government Agency Obligations, 0.000%-7.250%, Market Value plus accrued interest $85,262, due 02/22/16-07/15/37)	83,590	0.1
1,663,870	Millenium Fixed Income Ltd., Repurchase Agreement dated 01/29/16, 0.39%, due 02/01/16 (Repurchase Amount $1,663,923, collateralized by various U.S. Government Securities, 1.375%-3.625%, Market Value plus accrued interest $1,697,148, due 03/31/20-02/15/44)	1,663,870	0.7
1,663,870	Nomura Securities, Repurchase Agreement dated 01/29/16, 0.36%, due 02/01/16 (Repurchase Amount $1,663,919, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,697,147, due 02/20/17-12/20/65)	1,663,870	0.7
		7,005,700	3.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
556,702	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.340%††
	(Cost $556,702)	$556,702	0.2

	Total Short-Term Investments
	(Cost $7,562,402)	7,562,402	3.2

	Total Investments in Securities (Cost $245,147,922)	$240,879,831	102.6
	Liabilities in Excess of Other Assets	(6,089,728)	(2.6)
	Net Assets	$234,790,103	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of January 31, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at January 31, 2016.

Cost for federal income tax purposes is $245,602,560.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$27,893,229
Gross Unrealized Depreciation	(32,615,958)

Net Unrealized Depreciation	$(4,722,729)

Sector Diversification	Percentage of Net Assets
Industrials	23.4%
Consumer Discretionary	18.5
Financials	16.3
Health Care	13.2
Information Technology	10.4
Materials	9.0
Consumer Staples	4.2
Energy	2.6
Telecommunication Services	1.3
Utilities	0.5
Short-Term Investments	3.2
Liabilities in Excess of Other Assets	(2.6)
Net Assets	100.0%

Voya Multi-Manager International Small Cap Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2016
Asset Table
Investments, at fair value
Common Stock
Australia	$902,083	$9,372,784	$–	$10,274,867
Austria	–	1,841,733	–	1,841,733
Belgium	176,170	3,682,775	–	3,858,945
Bermuda	58,501	–	–	58,501
Brazil	287,676	–	–	287,676
Canada	10,926,940	464,891	–	11,391,831
Chile	93,139	–	–	93,139
China	186,555	374,682	–	561,237
Denmark	20,929	2,570,176	–	2,591,105
Finland	240,973	1,087,030	–	1,328,003
France	1,386,014	10,508,703	–	11,894,717
Germany	1,350,716	12,384,830	–	13,735,546
Gibraltar	–	25,187	–	25,187
Greece	–	30,843	–	30,843
Guernsey	45,128	–	–	45,128
Hong Kong	11,762	3,304,006	5,217	3,320,985
India	108,609	2,809,945	–	2,918,554
Indonesia	28,741	111,145	–	139,886
Ireland	526,088	435,673	–	961,761
Israel	1,336,388	208,839	–	1,545,227
Italy	397,688	13,455,305	–	13,852,993
Japan	–	66,566,612	–	66,566,612
Liechtenstein	48,488	–	–	48,488
Luxembourg	1,390,183	1,038,882	–	2,429,065
Malaysia	75,558	365,322	–	440,880
Malta	–	514,854	–	514,854
Mexico	1,053,321	–	–	1,053,321
Netherlands	502,588	3,492,723	–	3,995,311
New Zealand	–	753,411	–	753,411
Norway	41,145	1,904,974	–	1,946,119
Philippines	–	143,303	–	143,303
Poland	22,191	67,606	–	89,797
Portugal	–	171,612	–	171,612
Qatar	–	70,835	–	70,835
Singapore	145,412	1,000,987	–	1,146,399
South Africa	199,948	924,314	–	1,124,262
South Korea	256,457	4,641,314	–	4,897,771
Spain	–	1,798,150	–	1,798,150
Sweden	844,645	5,288,751	–	6,133,396
Switzerland	984,164	13,689,972	–	14,674,136
Taiwan	682,128	1,224,265	–	1,906,393
Thailand	–	1,523,571	–	1,523,571
Turkey	51,300	54,880	–	106,180
United Arab Emirates	–	123,009	–	123,009
United Kingdom	11,165,144	24,534,142	–	35,699,286
United States	2,298,425	31,234	–	2,329,659
Total Common Stock	37,845,197	192,593,270	5,217	230,443,684
Investment Companies	266,938	–	–	266,938
Preferred Stock	263,275	2,337,178	–	2,600,453
Rights	–	–	–	–
Warrants	6,354	–	–	6,354
Short-Term Investments	556,702	7,005,700	–	7,562,402
Total Investments, at fair value	$38,938,466	$201,936,148	$5,217	$240,879,831

(1)	For the period ended January 31, 2016, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At January 31, 2016, securities valued at $6,374,175 and $9,274,504 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy. In addition, securities valued at $5,323 transferred from Level 2 to Level 3 due to significant unobservable inputs.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Russia Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 84.3%
	Consumer Staples: 12.3%
40,500	@ Magnit OJSC	$6,182,382	8.7
65,000	Magnit PJSC GDR	2,551,020	3.6
		8,733,402	12.3

	Energy: 28.4%
70,000	Gazprom Neft PAO ADR	685,283	1.0
300,000	@ Gazprom Neft JSC	580,967	0.8
500,000	Gazprom PAO	907,978	1.3
610,000	Gazprom PAO ADR	2,189,900	3.1
270,000	Lukoil PJSC ADR	9,158,400	12.9
50,300	NovaTek OAO GDR	4,371,384	6.1
85,000	Tatneft PAO ADR	2,295,000	3.2
		20,188,912	28.4

	Financials: 12.5%
205,101	Halyk Savings Bank of Kazakhstan JSC GDR	861,424	1.2
2,754,496	@ Moscow Exchange MICEX-RTS PJ	3,516,950	5.0
805,000	Sberbank PAO ADR	4,467,750	6.3
		8,846,124	12.5

	Information Technology: 11.5%
43,000	@ EPAM Systems, Inc.	3,220,700	4.5
43,000	@ Luxoft Holding, Inc.	3,228,440	4.6
59,000	QIWI Plc ADR	761,690	1.1
70,000	@ Yandex NV	939,400	1.3
		8,150,230	11.5

	Materials: 13.9%
4,150,000	Alrosa AO	3,400,522	4.8
211,000	MMC Norilsk Nickel PJSC ADR	2,432,830	3.4
250,000	Phosagro OAO GDR	2,962,500	4.2
130,000	Severstal PAO	1,071,712	1.5
		9,867,564	13.9

	Telecommunication Services: 5.7%
220,000	MegaFon PJSC GDR	2,640,444	3.7
200,000	Mobile TeleSystems PJSC ADR	1,400,000	2.0
		4,040,444	5.7

	Total Common Stock
	(Cost $66,462,905)	59,826,676	84.3

PREFERRED STOCK: 9.8%
	Energy: 9.8%
5,700,000	Surgutneftegas OAO	3,477,269	4.9
1,400,000	@ Tatneft	3,440,912	4.9

	Total Preferred Stock
	(Cost $6,256,356)	6,918,181	9.8

	Total Long-Term Investments
	(Cost $72,719,261)	66,744,857	94.1

SHORT-TERM INVESTMENTS: 4.0%
	Mutual Funds: 4.0%
2,844,938	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.340%††
	(Cost $2,844,938)	2,844,938	4.0

	Total Short-Term Investments
	(Cost $2,844,938)	2,844,938	4.0

	Total Investments in Securities (Cost $75,564,199)	$69,589,795	98.1
	Assets in Excess of Other Liabilities	1,339,740	1.9
	Net Assets	$70,929,535	100.0

††	Rate shown is the 7-day yield as of January 31, 2016.
@	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Cost for federal income tax purposes is $78,034,896.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$11,217,615
Gross Unrealized Depreciation	(19,662,716)

Net Unrealized Depreciation	$(8,445,101)

Voya Russia Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Staples	$–	$8,733,402	$–	$8,733,402
Energy	13,643,300	6,545,612	–	20,188,912
Financials	5,329,174	3,516,950	–	8,846,124
Information Technology	8,150,230	–	–	8,150,230
Materials	5,395,330	4,472,234	–	9,867,564
Telecommunication Services	1,400,000	2,640,444	–	4,040,444
Total Common Stock	33,918,034	25,908,642	–	59,826,676
Preferred Stock	–	6,918,181	–	6,918,181
Short-Term Investments	2,844,938	–	–	2,844,938
Total Investments, at fair value	$36,762,972	$32,826,823	$–	$69,589,795

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Item 2. Controls and Procedures

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Mutual Funds

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	March 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	March 24, 2016

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	March 24, 2016